UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Item 1.	Schedule of Investments.

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments

September 30, 2016 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) – 100.4%
Equity – 33.6%
4,618,361	Goldman Sachs Emerging Markets Equity Insights Fund	$ 39,579,354
2,083,535	Goldman Sachs Large Cap Value Insights Fund	36,357,681
964,568	Goldman Sachs Large Cap Value Fund	15,577,767
544,308	Goldman Sachs Large Cap Growth Insights Fund	13,455,294
1,038,084	Goldman Sachs International Equity Insights Fund	11,387,786
517,354	Goldman Sachs Small Cap Equity Insights Fund	11,076,540
457,987	Goldman Sachs Strategic Growth Fund	5,798,120
497,050	Goldman Sachs International Small Cap Insights Fund	5,487,437
856,496	Goldman Sachs International Real Estate Securities Fund	5,361,666
245,465	Goldman Sachs Real Estate Securities Fund	5,223,499
215,577	Goldman Sachs Focused International Equity Fund	3,753,197

		153,058,341

Fixed Income – 49.2%
9,742,538	Goldman Sachs Global Income Fund	121,781,727
3,587,355	Goldman Sachs Strategic Income Fund	34,295,113
3,502,789	Goldman Sachs Local Emerging Markets Debt Fund	22,838,181
1,739,276	Goldman Sachs Emerging Markets Debt Fund	22,784,511
3,406,746	Goldman Sachs High Yield Fund	22,007,581

		223,707,113

Dynamic – 17.6%
6,150,092	Goldman Sachs Dynamic Allocation Fund	61,685,423
1,725,661	Goldman Sachs Managed Futures Strategy Fund	18,188,465

		79,873,888

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) – 100.4% (Cost $468,596,383)		$456,639,342

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.4)%		(1,818,442)

NET ASSETS – 100.0%		$454,820,900

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Represents Affiliated funds.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At September 30, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$471,305,347

Gross unrealized gain	6,394,983
Gross unrealized loss	(21,060,988)

Net unrealized security loss	$(14,666,005)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO

Schedule of Investments

September 30, 2016 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) – 100.2%
Equity – 100.2%
6,239,267	Goldman Sachs International Equity Insights Fund	$ 68,444,761
3,569,471	Goldman Sachs Large Cap Value Insights Fund	62,287,274
6,090,965	Goldman Sachs Emerging Markets Equity Insights Fund	52,199,574
2,022,769	Goldman Sachs Large Cap Growth Insights Fund	50,002,852
1,653,481	Goldman Sachs Large Cap Value Fund	26,703,718
1,303,090	Goldman Sachs Focused International Equity Fund	22,686,805
1,698,781	Goldman Sachs Strategic Growth Fund	21,506,572
557,157	Goldman Sachs Small Cap Equity Insights Fund	11,928,732
926,454	Goldman Sachs International Small Cap Insights Fund	10,228,052
1,091,402	Goldman Sachs International Real Estate Securities Fund	6,832,175
313,161	Goldman Sachs Real Estate Securities Fund	6,664,073

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) – 100.2% (Cost $313,687,995)		$339,484,588

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%		(744,338)

NET ASSETS – 100.0%		$338,740,250

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Represents Affiliated Funds.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At September 30, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$332,564,362

Gross unrealized gain	26,098,545
Gross unrealized loss	(19,178,319)

Net unrealized security gain	$6,920,226

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments

September 30, 2016 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) – 100.3%
Equity – 54.9%
6,003,919	Goldman Sachs Large Cap Value Insights Fund	$104,768,386
11,544,983	Goldman Sachs Emerging Markets Equity Insights Fund	98,940,500
6,757,898	Goldman Sachs International Equity Insights Fund	74,134,146
2,393,959	Goldman Sachs Large Cap Growth Insights Fund	59,178,659
2,779,866	Goldman Sachs Large Cap Value Fund	44,894,834
1,283,275	Goldman Sachs Small Cap Equity Insights Fund	27,474,916
2,008,341	Goldman Sachs Strategic Growth Fund	25,425,596
1,412,111	Goldman Sachs Focused International Equity Fund	24,584,859
1,483,171	Goldman Sachs International Small Cap Insights Fund	16,374,213
1,747,218	Goldman Sachs International Real Estate Securities Fund	10,937,582
501,349	Goldman Sachs Real Estate Securities Fund	10,668,704

		497,382,395

Fixed Income – 27.8%
7,894,302	Goldman Sachs Global Income Fund	98,678,769
4,757,654	Goldman Sachs Strategic Income Fund	45,483,173
5,566,578	Goldman Sachs Local Emerging Markets Debt Fund	36,294,091
2,763,892	Goldman Sachs Emerging Markets Debt Fund	36,206,984
5,361,831	Goldman Sachs High Yield Fund	34,637,428

		251,300,445

Dynamic – 17.6%
12,234,543	Goldman Sachs Dynamic Allocation Fund	122,712,464
3,433,018	Goldman Sachs Managed Futures Strategy Fund	36,184,012

		158,896,476

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) (Cost $903,088,315)		$907,579,316

Principal Amount	Interest Rate	Maturity Date	Cost	Value
Short-term Investment(b) – 0.0%
Repurchase Agreements – 0.0%
Joint Repurchase Agreement Account II
$100,000	0.502%	10/03/16		$ 100,000
(Cost $100,000)

TOTAL INVESTMENTS – 100.3% (Cost $903,188,315)				$907,679,316

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.3)%				(2,327,127)

NET ASSETS – 100.0%				$905,352,189

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents Affiliated funds.

(b)	Joint repurchase agreement was entered into on September 30, 2016. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2016, the Fund had the following forward foreign currency exchange contracts:

SWAP CONTRACTS — At September 30, 2016, the Fund had the following swap contracts:

TAX INFORMATION — At September 30, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$914,945,539

Gross unrealized gain	23,805,443
Gross unrealized loss	(31,071,666)

Net unrealized security loss	$(7,266,223)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments

September 30, 2016 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) – 100.3%
Equity – 77.6%
6,626,427	Goldman Sachs Large Cap Value Insights Fund	$115,631,144
10,534,927	Goldman Sachs International Equity Insights Fund	115,568,145
12,067,724	Goldman Sachs Emerging Markets Equity Insights Fund	103,420,391
3,161,942	Goldman Sachs Large Cap Growth Insights Fund	78,163,207
3,067,571	Goldman Sachs Large Cap Value Fund	49,541,268
2,196,523	Goldman Sachs Focused International Equity Fund	38,241,464
2,652,039	Goldman Sachs Strategic Growth Fund	33,574,814
1,444,765	Goldman Sachs Small Cap Equity Insights Fund	30,932,423
1,716,595	Goldman Sachs International Small Cap Insights Fund	18,951,214
2,022,140	Goldman Sachs International Real Estate Securities Fund	12,658,595
580,210	Goldman Sachs Real Estate Securities Fund	12,346,873

		609,029,538

Fixed Income – 5.1%
2,064,922	Goldman Sachs Strategic Income Fund	19,740,653
1,545,459	Goldman Sachs Local Emerging Markets Debt Fund	10,076,393
767,414	Goldman Sachs Emerging Markets Debt Fund	10,053,123

		39,870,169

Dynamic – 17.6%
10,619,748	Goldman Sachs Dynamic Allocation Fund	106,516,071
2,979,992	Goldman Sachs Managed Futures Strategy Fund	31,409,117

		137,925,188

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) (Cost $762,229,209)		$786,824,895

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.3)%		(2,056,193)

NET ASSETS – 100.0%		$784,768,702

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Represents Affiliated funds.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At September 30, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$779,569,239

Gross unrealized gain	35,197,098
Gross unrealized loss	(27,941,442)

Net unrealized security gain	$7,255,656

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SATELLITE STRATEGIES PORTFOLIO

Schedule of Investments

September 30, 2016 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) – 100.2%
Equity – 54.8%
19,834,397	Goldman Sachs International Real Estate Securities Fund	$124,163,324
5,694,576	Goldman Sachs Real Estate Securities Fund	121,180,577
10,624,936	Goldman Sachs International Small Cap Insights Fund	117,299,291
5,675,200	Goldman Sachs Emerging Markets Equity Insights Fund	48,636,468
2,278,875	Goldman Sachs Emerging Markets Equity Fund	40,062,631

		451,342,291

Fixed Income – 45.4%
10,561,546	Goldman Sachs High Yield Floating Rate Fund	102,869,454
7,670,965	Goldman Sachs Emerging Markets Debt Fund	100,489,648
13,400,430	Goldman Sachs High Yield Fund	86,566,775
3,829,299	Goldman Sachs Commodity Strategy Fund	42,620,096
6,366,437	Goldman Sachs Local Emerging Markets Debt Fund	41,509,171

		374,055,144

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) (Cost $728,556,362)		$825,397,435

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%		(1,497,013)

NET ASSETS – 100.0%		$823,900,422

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents Affiliated funds.

GOLDMAN SACHS SATELLITE STRATEGIES PORTFOLIO

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At September 30, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$794,080,569

Gross unrealized gain	112,514,158
Gross unrealized loss	(81,197,292)

Net unrealized security gain	$31,316,866

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

A. Investment Valuation — The valuation policy of the Portfolios and Underlying Funds is to value investments at fair value

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Portfolios’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees ( “Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Portfolios, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Portfolios’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

B. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Underlying Funds — Investments in the Underlying Funds are valued at the NAV per share of the Institutional Share class of each Underlying Fund on the day of valuation. Because each Portfolio invests primarily in other mutual funds that fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Short Term Investments — As of the date of the financial statements, short-term investments having a maturity of 60 days or less were valued at amortized cost which approximated fair market value. Effective October 11, 2016, such securities are valued using available market quotations as provided by a third party pricing vendor or broker. These investments are classified as Level 2 of the fair value hierarchy.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Portfolio, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes. The underlying securities for all repurchase agreements are held at the Portfolios’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Portfolio and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Portfolio could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Portfolio are less than the repurchase price and the Portfolio’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Portfolio’s interest in the collateral is not enforceable, resulting in additional losses to the Portfolio.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Portfolios, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Portfolios maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Portfolios are not subject to any expenses in relation to these investments.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

C. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Portfolio’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

D. Fair Value Hierarchy — The following is a summary of the Portfolios’ investments and derivatives classified in the fair value hierarchy as of September 30, 2016:

BALANCED STRATEGY

Investment Type	Level 1	Level 2	Level 3
Assets
Equity Underlying Funds	$153,058,341	$—	$—
Fixed Income Underlying Funds	223,707,113	—	—
Dynamic Underlying Funds	79,873,888	—	—
Total	$456,639,342	$—	$—

EQUITY GROWTH STRATEGY PORTFOLIO

Investment Type	Level 1	Level 2	Level 3
Assets
Equity Underlying Funds	$339,484,588	$—	$—
Total	$339,484,588	$—	$—

GROWTH AND INCOME STRATEGY PORTFOLIO

Investment Type	Level 1	Level 2	Level 3
Assets
Equity Underlying Funds	$497,382,395	$—	$—
Fixed Income Underlying Funds	251,300,445	—	—
Dynamic Underlying Funds	158,896,476	—	—
Short-term Investments	—	100,000	—
Total	$907,579,316	$100,000	$—

GROWTH STRATEGY PORTFOLIO

Investment Type	Level 1	Level 2	Level 3
Assets
Equity Underlying Funds	$609,029,538	$—	$—
Fixed Income Underlying Funds	39,870,169	—	—
Dynamic Underlying Funds	137,925,188	—	—
Total	$786,824,895	$—	$—

SATELLITE STRATEGIES PORTFOLIO

Investment Type	Level 1	Level 2	Level 3
Assets
Equity Underlying Funds	$451,342,291	$—	$—
Fixed Income Underlying Funds	374,055,144	—	—
Total	$825,397,435	$—	$—

For further information regarding security characteristics, see the Schedules of Investments.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

JOINT REPURCHASE AGREEMENT ACCOUNT II — At September 30, 2016, the Growth and Income Strategy Portfolio had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of October 3, 2016, as follows:

Principal Amount	Maturity Value	Collateral Allocation Value
$100,000	$100,004	$102,000

REPURCHASE AGREEMENTS — At September 30, 2016, the Principal Amount of the Growth and Income Strategy Portfolio’s interest in the Joint Repurchase Agreement Account II was as follows:

Counterparty	Interest Rate	Growth and Inome Strategy Portfolio
BNP Paribas Securities Co.	0.500%	$312
Citigroup Global Markets, Inc.	0.520	18,477
Merrill Lynch & Co., Inc.	0.500	74,710
Merrill Lynch & Co., Inc.	0.480	6,501
TOTAL		$100,000

At September 30, 2016, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Mortgage Corp.	2.500% to 8.000%	01/01/17 to 03/01/46
Federal National Mortgage Association	2.500 to 9.000	02/01/17 to 08/01/46
Government National Mortgage Association	4.500 to 6.000	09/15/35 to 10/15/39
United States Treasury Note	2.000 to 4.000	08/15/18 to 02/15/25
United States Treasury Stripped Securities	0.000	02/15/18

The Portfolios’ risks include, but are not limited to, the following:

Investments in the Underlying Funds — The investments of a Portfolio are concentrated in the Underlying Funds, and the Portfolio’s investment performance is directly related to the investment performance of the Underlying Funds it holds. A Portfolio is subject to the risk factors associated with the investments of the Underlying Funds in direct proportion to the amount of assets allocated to each. A Portfolio that has a relative concentration of its portfolio in a single Underlying Fund may be more susceptible to adverse developments affecting that Underlying Fund, and may be more susceptible to losses because of these developments.

Large Shareholder Transactions Risk — A Portfolio or an Underlying Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Portfolio or an Underlying Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Portfolio or an Underlying Fund. Such large shareholder redemptions may cause a Portfolio or an Underlying Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Portfolio’s or the Underlying Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Portfolio’s or an Underlying Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the expense ratio of the Portfolio or the Underlying Fund. Similarly, large Portfolio or Underlying Fund share purchases may adversely affect a Portfolio’s or an Underlying Fund’s performance to the extent that the Portfolio or the Underlying Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

The Portfolios may be indirectly exposed to the following risks through their investments in the Underlying Funds. For more information regarding the risks of an Underlying Fund, please see the Underlying Fund’s shareholder report.

Derivatives Risk — Loss may result from an Underlying Fund’s investments in derivative instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Underlying Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. Losses from investments in derivatives can result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Liquidity Risk — An Underlying Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that an Underlying Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Market and Credit Risks — In the normal course of business, the Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Underlying Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Underlying Funds have unsettled or open transactions defaults.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Underlying Funds invest. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions by the United States or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Underlying Funds have exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Underlying Funds also invest in securities of issuers located in emerging markets, these risks may be more pronounced.

GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Schedule of Investments

September 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 93.4%
Australia – 5.5%
5,218	APA Group (Gas Utilities)	$ 34,186
10,033	Macquarie Atlas Roads Group (Transportation Infrastructure)	38,504
11,120	Sydney Airport (Transportation Infrastructure)	59,604
5,000	Transurban Group (Transportation Infrastructure)	43,696

		175,990

Canada – 4.2%
950	Fortis, Inc. (Electric Utilities)	30,550
2,217	TransCanada Corp. (Oil, Gas & Consumable Fuels)	105,295

		135,845

France – 1.5%
646	Vinci SA (Construction & Engineering)	49,470

Hong Kong – 4.2%
50,000	Beijing Enterprises Water Group Ltd.* (Water Utilities)	34,086
22,000	China Gas Holdings Ltd. (Gas Utilities)	35,004
34,000	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	64,559

		133,649

Italy – 4.6%
3,113	Atlantia SpA (Transportation Infrastructure)	79,063
8,348	Enav SpA*(a) (Transportation Infrastructure)	34,303
6,327	Terna Rete Elettrica Nationale SpA (Electric Utilities)	32,613

		145,979

Japan – 2.2%
400	East Japan Railway Co. (Road & Rail)	36,106
8,000	Tokyo Gas Co. Ltd. (Gas Utilities)	35,592

		71,698

Spain – 3.9%
2,622	Cellnex Telecom SAU(a) (Diversified Telecommunication Services)	47,450
3,582	Red Electrica Corp. SA (Electric Utilities)	77,287

		124,737

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – 8.9%
17,998	National Grid PLC (Multi-Utilities)	$ 254,182
2,356	United Utilities Group PLC (Water Utilities)	30,602

		284,784

United States – 58.4%
1,806	American Tower Corp. (Equity Real Estate Investment Trusts (REITs))	204,674
1,280	American Water Works Co., Inc. (Water Utilities)	95,795
1,917	Archrock Partners LP (Energy Equipment & Services)	28,218
963	Atmos Energy Corp. (Gas Utilities)	71,715
1,312	Cheniere Energy, Inc.* (Oil, Gas & Consumable Fuels)	57,203
861	Consolidated Edison, Inc. (Multi-Utilities)	64,833
1,025	Crown Castle International Corp. (Equity Real Estate Investment Trusts (REITs))	96,565
1,834	Energy Transfer Equity LP (Oil, Gas & Consumable Fuels)	30,793
1,635	Eversource Energy (Electric Utilities)	88,584
8,215	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	190,013
1,016	Noble Midstream Partners LP* (Oil, Gas & Consumable Fuels)	28,346
2,632	PG&E Corp. (Electric Utilities)	161,000
906	SBA Communications Corp. Class A* (Diversified Telecommunication Services)	101,617
981	SemGroup Corp. Class A (Oil, Gas & Consumable Fuels)	34,688
1,368	Sempra Energy (Multi-Utilities)	146,636
4,994	Spectra Energy Corp. (Oil, Gas & Consumable Fuels)	213,494
1,267	Targa Resources Corp. (Oil, Gas & Consumable Fuels)	62,222
3,536	The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	108,661
645	Valero Energy Partners LP (Oil, Gas & Consumable Fuels)	28,180
858	WGL Holdings, Inc. (Gas Utilities)	53,797

		1,867,034

TOTAL COMMON STOCKS (Cost $2,848,279)		$2,989,186

GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Shares	Distribution Rate	Value
Investment Company(b) – 0.0%
Goldman Sachs Financial Square Government Fund – Institutional Shares
1	0.290%	$ 1
(Cost $1)

TOTAL INVESTMENTS – 93.4% (Cost $2,848,280)		$2,989,187

OTHER ASSETS IN EXCESS OF LIABILITIES – 6.6%		209,909

NET ASSETS – 100.0%		$3,199,096

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $81,753, which represents approximately 2.6% of net assets as of September 30, 2016.

(b)	Represents affiliated funds.

Investment Abbreviations:
LP	— Limited Partnership
PLC	— Public Limited Company

GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At September 30, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$2,848,280

Gross unrealized gain	186,277
Gross unrealized loss	(45,370)

Net unrealized security gain	$140,907

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

A. Investment Valuation — The valuation policy of the Fund is to value investments at fair value

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

B. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

C. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

D. Fair Value Hierarchy — The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of September 30, 2016:

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$—	$205,347	$—
Australia and Oceania	—	175,990	—
Europe	34,303	570,667	—
North America	2,002,879	—	—
Investment Company	1	—	—
Total	$2,037,183	$952,004	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principle exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedule of Investments.

The Fund’s risks include, but are not limited to, the following:

Foreign Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions by the United States or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

Geographic and Sector Risk — As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business, political, environmental or other development may affect the value of the Fund’s investments more than if its investments were not so focused.

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-Diversification Risk — The Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

GOLDMAN SACHS LONG SHORT FUND

Schedule of Investments

September 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 70.9%
Beverages – 1.6%
11,807	Coca-Cola European Partners PLC	$ 471,099
5,251	Molson Coors Brewing Co. Class B(a)	576,560

		1,047,659

Biotechnology*(a) – 1.3%
982	Biogen, Inc.	307,395
9,593	Spark Therapeutics, Inc.	576,156

		883,551

Chemicals – 4.1%
12,984	Axalta Coating Systems Ltd.*(a)	367,058
1,959	LyondellBasell Industries NV Class A(a)	158,013
10,191	Monsanto Co.(a)	1,041,520
2,695	Syngenta AG	1,180,255

		2,746,846

Commercial Banks – 0.7%
22,389	Bank of America Corp.	349,940
2,314	Citigroup, Inc.	109,290

		459,230

Computers & Peripherals – 1.5%
9,178	Apple, Inc.	1,037,573

Diversified Telecommunication Services – 4.7%
963,603	Koninklijke KPN NV	3,196,981

Financials – 2.2%
49,417	The Charles Schwab Corp.	1,516,608

Health Care Equipment & Supplies(a) – 4.5%
37,901	DENTSPLY SIRONA, Inc.	2,252,456
10,018	St. Jude Medical, Inc.	799,036

		3,051,492

Healthcare Providers & Services – 4.0%
5,213	Fresenius SE & Co. KGaA	416,422
12,977	Humana, Inc.(a)	2,295,502

		2,711,924

Insurance* – 0.2%
515	Zurich Insurance Group AG	132,815

Internet* – 1.6%
1,161	Amazon.com, Inc.	972,117
5,241	JD.com, Inc. ADR	136,738

		1,108,855

Shares	Description	Value
Common Stocks – (continued)
Internet Software & Services* – 4.5%
15,830	Alibaba Group Holding Ltd. ADR	$ 1,674,656
56,429	Allscripts Healthcare Solutions, Inc.(a)	743,170
3,321	LinkedIn Corp. Class A(a)	634,709

		3,052,535

Media – 16.0%
19,740	Charter Communications, Inc.*	5,142,467
8,263	Comcast Corp. Class A(a)	548,168
15,735	Liberty Global PLC LiLAC Class C*(a)	441,367
142,830	Liberty Global PLC Series C*(a)	4,719,103

		10,851,105

Oil, Gas & Consumable Fuels(a) – 0.8%
17,435	The Williams Cos., Inc.	535,778

Packaging*(a) – 1.1%
16,279	Berry Plastics Group, Inc.	713,834

Pharmaceuticals*(a) – 1.3%
2,457	Allergan PLC	565,872
4,005	Quintiles Transnational Holdings, Inc.	324,645

		890,517

Real Estate Investment Trust(a) – 4.3%
45,098	Lamar Advertising Co. Class A	2,945,350

Semiconductors & Semiconductor Equipment – 9.4%
23,833	Broadcom Ltd.(a)	4,111,669
7,487	NXP Semiconductors NV*(a)	763,749
21,808	QUALCOMM, Inc.	1,493,848

		6,369,266

Software(a) – 6.7%
33,929	Microsoft Corp.	1,954,311
58,414	PTC, Inc.*	2,588,324

		4,542,635

Wireless Telecommunication Services(a) – 0.4%
8,608	Vodafone Group PLC ADR	250,923

TOTAL COMMON STOCKS (Cost $43,323,043)		$48,045,477

Exchange Traded Fund – 3.9%
125,684	Financial Select Sector SPDR Fund (Cost $2,611,141)	$ 2,625,539

GOLDMAN SACHS LONG SHORT FUND

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Contracts	Exercise Price	Expiration Date	Value
Option Contracts Purchased – 2.7%
Options on Equities – 2.7%
Bank of America Securities LLC Call - SPDR KBW Regional Banking ETF
590	$ 42.00	12/16/16	$ 103,209
Bank of America Securities LLC Call - The Charles Schwab Corp.
401	31.00	12/16/16	75,023
Bank of America Securities LLC Call - Qualcomm, Inc.
359	70.00	01/20/17	97,772
Bank of America Securities LLC Call - Qualcomm, Inc.
179	70.00	04/21/17	71,913
Citibank NA (London) Call - Bank of America Corp.
1,764	16.00	11/18/16	82,026
Citibank NA (London) Call - Qualcomm, Inc.
172	72.500	01/20/17	37,706
Citibank NA (London) Put - Humana, Inc.
31	155.00	01/20/17	15,810
Citibank NA (London) Put - Humana, Inc.
26	160.00	01/20/17	15,730
Citibank NA (London) Put - S&P 500 Index
42	2,075.00	12/16/16	124,320
Citibank NA (London) Put - S&P 500 Index
24	2,140.00	10/07/16	13,800
Citibank NA (London) Put - S&P 500 Index
18	2,175.00	10/07/16	30,330
Deutsche Bank AG Call - DAX Index
103	11,000.00	10/21/16	7,232
Deutsche Bank AG Call - Bank of America Corp.
2,160	16.00	11/18/16	95,617
Deutsche Bank AG Call - SPDR KBW Regional Banking ETF
591	43.00	12/16/16	70,967
Deutsche Bank AG Call - Liberty Global PLC
130	32.500	10/21/16	27,625
Deutsche Bank AG Call - Bank of America Corp.
1,655	15.500	10/07/16	55,442
Deutsche Bank AG Call - Bank of America Corp.
1,414	16.00	12/16/16	83,426
Deutsche Bank AG Call - The Charles Schwab Corp.
678	30.00	12/16/16	174,585
Deutsche Bank AG Put - Humana, Inc.
189	170.00	01/20/17	187,110
Merrill Lynch International PLC Call - Jd.Com, Inc.
67	26.00	12/16/16	11,725
Merrill Lynch International PLC Call - S&P 500 Index
72	2,190.00	09/30/16	—
Merrill Lynch International PLC Call - S&P 500 Index
114	2,195.00	10/07/16	19,665
Merrill Lynch International PLC Call - Stoxx W Options W5
222	3,100.00	09/30/16	25
Merrill Lynch International PLC Put - Airbus Group Se
315	48.00	12/16/16	30,608
Merrill Lynch International PLC Put - S&P 500 Index
17	2,120.00	10/21/16	18,615
Morgan Stanley & Co. International PLC Call - Liberty Global Plc
360	35.00	11/18/16	48,600
Morgan Stanley & Co. International PLC Call - Euro Stoxx 50
432	3,100.00	10/21/16	51,926
Morgan Stanley & Co. International PLC Call - Euro Stoxx 50
342	3,150.00	11/18/16	72,611
Morgan Stanley & Co. International PLC Call - Vodafone Group PLC
751	2.400	11/18/16	13,384

Contracts	Exercise Price	Expiration Date	Value
Option Contracts Purchased – (continued)
Options on Equities – (continued)
Morgan Stanley & Co. International PLC Put - iShares PHLX Semiconductor ETF
29	$ 87.00	01/20/17	$ 1,837
Morgan Stanley & Co. International PLC Put - iShares PHLX Semiconductor ETF
242	87.00	01/20/17	15,331
Morgan Stanley & Co. International PLC Put - iShares PHLX Semiconductor ETF
20	87.00	01/20/17	1,267
Morgan Stanley & Co. International PLC Put - Microsoft Corp.
113	55.00	01/19/18	59,607
Morgan Stanley & Co. International PLC Put - S&P 500 Index
68	2,165.00	10/07/16	85,000
UBS AG (London) Call - Consumer Discretionary Select
333	81.00	10/21/16	15,818
UBS AG (London) Call - Jd.Com, Inc
78	28.00	12/16/16	7,137
UBS AG (London) Call - Bank of America Corp.
1,640	16.00	10/07/16	13,941
UBS AG (London) Put - Consumer Discretionary Select
332	77.00	10/21/16	8,798

TOTAL OPTION CONTRACTS PURCHASED – 2.7% (Cost $2,219,761)			$ 1,845,538

Shares	Rate		Value
Investment Company(b)(c) – 65.7%
Goldman Sachs Financial Square Government Fund - Institutional Shares
44,568,691	0.290%		$44,568,691
(Cost $44,568,691)

TOTAL INVESTMENTS BEFORE SHORT POSITIONS – 143.2% (Cost $92,722,636)			$97,085,245

Shares	Description		Value
Common Stocks Sold Short – (22.8)%
Capital Markets – (0.2)%
2,167	T. Rowe Price Group, Inc.		$ (144,106)

Commercial Banks – (2.2)%
22,389	Bank of America Corp.(a)		(349,940)
19,464	Citigroup, Inc.(a)		(919,285)
4,063	Royal Bank of Canada		(251,655)

			(1,520,880)

Diversified Financial Services – (1.3)%
10,490	JPMorgan Chase & Co.		(698,529)
4,547	TD Ameritrade Holding Corp.		(160,236)

			(858,765)

Drugs – (0.7)%
8,723	Abbott Laboratories		(368,896)
622	Charles River Laboratories International, Inc.*		(51,837)
816	PAREXEL International Corp.*		(56,671)

			(477,404)

GOLDMAN SACHS LONG SHORT FUND

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks Sold Short – (continued)
Energy Equipment & Services – (0.2)%
1,290	Dril-Quip, Inc.*	$ (71,905)
1,597	National Oilwell Varco, Inc.	(58,674)

		(130,579)

Financials – (2.2)%
49,417	The Charles Schwab Corp.	(1,516,608)

Health Care* – (0.1)%
714	ICON PLC	(55,242)

Health Care Providers & Services – (1.4)%
8,018	Aetna, Inc.	(925,678)

Insurance – (0.6)%
4,516	W.R. Berkley Corp.	(260,844)
667	Zurich Insurance Group AG*	(172,016)

		(432,860)

Internet* – (0.9)%
23,170	JD.com, Inc. ADR	(604,505)

Machinery – (0.5)%
3,764	Caterpillar, Inc.	(334,130)

Media* – (7.6)%
19,740	Charter Communications, Inc. Class A	(5,142,468)

Property Insurance – (0.6)%
18,341	Assicurazioni Generali SpA	(223,832)
6,901	Great-West Lifeco, Inc.	(169,849)

		(393,681)

Real Estate Investment Trust – (2.8)%
972	AvalonBay Communities, Inc.	(172,860)
8,399	CubeSmart	(228,957)
2,105	Equity Residential	(135,415)
3,036	Extra Space Storage, Inc.	(241,089)
16,106	Host Hotels & Resorts, Inc.	(250,770)
27,969	Outfront Media, Inc.	(661,467)
1,096	Public Storage	(244,561)

		(1,935,119)

Trading Companies & Distributors – (1.5)%
4,515	W.W. Grainger, Inc.	(1,015,153)

TOTAL COMMON STOCKS SOLD SHORT (Cost $(14,786,872))		$(15,487,178)

Shares	Description	Value
Exchange Traded Funds Sold Short – (33.0)%
73,434	Consumer Discretionary Select Sector SPDR Fund	$ (5,877,657)
43,613	Consumer Staples Select Sector SPDR Fund	(2,320,648)
125,684	Financial Select Sector SPDR Fund	(2,625,539)
9,548	Health Care Select Sector SPDR Fund	(688,506)
11,020	iShares Nasdaq Biotechnology ETF	(3,189,849)
28,039	iShares PHLX Semiconductor ETF	(3,168,127)
14,434	iShares Russell 2000 ETF	(1,792,847)
8,324	iShares US Real Estate ETF	(671,247)
41,028	Utilities Select Sector SPDR Fund	(2,009,962)

TOTAL EXCHANGE TRADED FUNDS SOLD SHORT (Cost $(22,151,075))		$(22,344,382)

TOTAL SECURITIES SOLD SHORT – (55.8%) (Cost $(36,937,947)		$(37,831,560)

OTHER ASSETS IN EXCESS OF LIABILITIES – 12.6%		8,534,335

NET ASSETS – 100.0%		$ 67,788,020

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or portion of security is pledged as collateral for short sales. Total market value of securities pledged as collateral on short sales amounts to $28,272,187, which represents approximately 41.7%% of net assets as of September 30, 2016.

(b)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on September 30, 2016.

(c)	Represents an Affiliated Fund.

Currency Abbreviations:
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
USD	— U.S. Dollar

Investment Abbreviations:
ADR	— American Depositary Receipt
ETF	— Exchange Traded Fund
LLC	— Limited Liability Company
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS LONG SHORT FUND

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2016, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

Morgan Stanley & Co. International PLC	CAD	766,722	USD	583,328	$584,768	12/21/16	$1,439
	EUR	40,000	USD	45,074	45,108	12/21/16	34
	USD	1,118,041	CHF	1,080,284	1,117,697	12/21/16	345
	USD	9,920,054	EUR	8,791,802	9,914,592	12/21/16	5,462
	USD	4,569,876	GBP	3,452,194	4,482,474	12/21/16	87,403

TOTAL							$94,683

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS
Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

Morgan Stanley & Co. International PLC	USD	219,535	CAD	290,000	$221,180	12/21/16	$(1,644)
	USD	628,958	CHF	610,000	631,126	12/21/16	(2,168)
	USD	185,138	EUR	165,000	186,072	12/21/16	(935)

TOTAL							$(4,747)

FUTURES CONTRACTS — At September 30, 2016, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

S&P 500 E-Mini Index	(201)	December 2016	$(21,712,020)	$(3,200)

SWAP CONTRACTS — At September 30, 2016, the Fund had the following swap contracts:

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Counterparty	Notional Amount (000s)		Reference Security	Termination Date	Rates Received (Paid)(a)	Unrealized Gain (Loss)

Credit Suisse International (London)
	EUR	1,676	Airpax Electronic Shanghai Co. Ltd.	12/20/17	0.300	$62,461
		448	Airpax Electronic Shanghai Co. Ltd.	01/15/18	0.300	(36,000)
		220	Airpax Electronic Shanghai Co. Ltd.	03/27/18	(0.300)	93
	GBP	51	British Land Co. PLC	01/02/18	(0.300)	3,107
		230	British Land Co. PLC	01/17/18	(0.300)	(12,233)
		334	BT Group PLC	11/07/17	0.300	(57,873)
	EUR	835	Ferrovial SA	09/25/17	0.300	106,826
		641	Ferrovial SA	01/15/18	0.300	42,341
	GBP	11	Shire PLC	02/19/18	0.300	(25,677)
		69	Shire PLC	10/03/19	0.300	408,510
		1,136	Vodafone Group PLC	11/22/16	0.300	(7,383)

TOTAL						$484,172

(a)	The Fund receives quarterly coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).

*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) of the swap contracts is equal to their market value.

GOLDMAN SACHS LONG SHORT FUND

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

WRITTEN OPTIONS CONTRACTS — For the period ended September 30, 2016 the Fund had following written options:

OPTIONS ON EQUITIES CONTRACTS

Counterparty	Description	Contracts	Expiration Date	Strike Price		Value

Deutsche Bank AG	Put - Aetna, Inc.	158	10/21/16		$110	$(9,164)
Merrill Lynch International PLC	Put - S&P 500 Index	36	09/30/16		2,070	—
	Put - S&P 500 Index	38	10/07/16		2,105	(6,745)
	Put - S&P 500 Index	33	10/21/16		2,000	(5,940)
	Put - Euro Stoxx 50	114	11/18/16	EUR	2,850	(49,816)
	Call - Euro Stoxx 50	342	11/18/16		3,250	(15,368)
	Call - Air Group SE	113	12/16/16		56	(21,326)
Morgan Stanley & Co. International PLC	Call - Iop004703 Eqoa Lbtya	130	10/21/16		$36	(4,270)
	Call - Euro Stoxx 50	432	10/21/16	EUR	3,200	(3,882)
	Put - Vodafone Group Pllc	751	11/18/16	GBP	2	(10,951)
	Call - Liberty Global PLC	720	11/18/16		$37.5	(36,000)
UBS AG (London)	Put - Consumer Discretionary Select	333	10/21/16		73	(2,331)
	Put - JD.Com Inc.	78	12/16/16		24	(6,630)

TOTAL (Premium Received $315,133)		3,278				$(172,423)

For the period ended September 30, 2016, the Fund had the following written options activity:

	Contracts	Premiums Received

Contracts Outstanding December 31, 2015	841	$363,885

Contracts Written	42,138	9,309,925
Contracts Bought to Close	(28,637)	(4,172,006)
Contracts Expired	(10,514)	(5,173,014)
Contracts Assigned	(550)	(13,657)

Contracts Outstanding September 30, 2016	3,278	$315,133

TAX INFORMATION — At September 30, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$110,616,663

Gross unrealized gain	5,594,437
Gross unrealized loss	(19,125,855)

Net unrealized security loss	$(13,531,418)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS LONG SHORT FUND

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Investment Strategies, LLC (“GSIS”) assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSIS day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSIS regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSIS to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share of the Institutional Share class on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Fund invests in Underlying Funds that fluctuate in value, the Fund’s shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

GOLDMAN SACHS LONG SHORT FUND

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency contract is a forward contract in which the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

GOLDMAN SACHS LONG SHORT FUND

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

iii. Option Contracts — When the Fund writes call or put option contracts, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts.

Upon the purchase of a call option or a put option by the Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which the Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between the Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”)(“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, the Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

A total return swap is an agreement that gives the Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, the Fund may also be required to pay the dollar value of that decline to the counterparty.

Securities Sold Short — Securities sold short are those securities which the Fund has sold but which it does not own. When the Fund sells a security it does not own, it must borrow the position that was sold and deliver it to the broker through which it made the short sale. In addition, cash and certain investments in securities may be used to collateralize the securities sold short. Each day the securities sold short transaction is open, the liability to replace the borrowed security is marked to market and an unrealized gain or loss is recorded. While the transaction remains open, the Fund may also incur expenses for any dividends or interest which will be paid to the lender of the securities as well as a fee to borrow the delivered security. During the term of the short sale, the value of the securities pledged as collateral on short sales is required to exceed the value of the securities sold short. The market value of securities pledged as collateral is included in the Schedule of Investments.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSIS believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSIS, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

Fair Value Hierarchy — The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of September 30, 2016:

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$5,923,063	$—	$—
Europe	6,646,241	4,926,473	—
North America	33,175,239	—	—
Investment Company	44,568,691	—	—
Total	$90,313,234	$4,926,473	$—
Liabilities
Common Stock and Exchange Traded Funds Sold Short(a)
Asia	$(604,505)	$—	$—
Europe	(55,242)	(395,848)	—
North America	$(36,775,965)	—	—
Total	$(37,435,712)	$(395,848)	$—

GOLDMAN SACHS LONG SHORT FUND

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Derivative Type	Level 1	Level 2	Level 3
Assets(b)
Options Purchased	$1,312,602	$532,936	$—
Forward Foreign Currency Exchange Contracts	—	94,683	—
Total Return Swap Contracts	—	623,338	—
Total	$1,312,602	$1,250,957	$—
Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(4,747)	$—
Futures Contracts	(3,200)	—	—
Total Return Swap Contracts	—	(139,166)	—
Written Options Contracts	—	(172,423)	—
Total	$(3,200)	$(316,336)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principle exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

The Fund’s risks include, but are not limited to, the following:

Derivatives Risk — Loss may result from the Fund’s investments in derivative instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. Losses from investments in derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions by the United States or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

Geographic and Sector Risk — As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business, political, environmental or other development may affect the value of the Fund’s investments more than if its investments were not so focused.

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

GOLDMAN SACHS LONG SHORT FUND

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-Diversification Risk — The Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Short Position Risk — The Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that the Fund may purchase for investment. Taking short positions involves leverage of the Fund’s assets and presents various risks. If the value of the underlying instrument or market in which the Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited.

GOLDMAN SACHS GLOBAL REAL ESTATE SECURITIES FUND

Schedule of Investments

September 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 98.5%
Australia – 5.6%
89,812	Charter Hall Group (REIT) (Diversified)	$ 353,131
31,769	Dexus Property Group (REIT) (Diversified)	223,290
166,946	Mirvac Group (REIT) (Diversified)	287,814
30,092	The GPT Group (REIT) (Diversified)	117,180
126,126	Vicinity Centres (REIT) (Retail)	307,592

		1,289,007

Canada – 2.5%
16,010	H&R Real Estate Investment Trust (REIT) (Diversified)	273,718
11,028	Smart Real Estate Investment Trust (REIT) (Retail)	297,145

		570,863

Finland – 1.1%
94,904	Citycon OYJ (Retail)	241,805

France – 4.1%
3,697	Fonciere Des Regions (REIT) (Diversified)	344,500
13,115	Klepierre (REIT) (Retail)	602,018

		946,518

Germany – 3.1%
18,798	Vonovia SE (Residential)	712,617

Hong Kong – 5.5%
31,000	Cheung Kong Property Holdings Ltd. (Diversified)	228,032
67,000	Hongkong Land Holdings Ltd. (Office)	477,360
37,000	Sun Hung Kai Properties Ltd. (Diversified)	562,502

		1,267,894

Ireland – 1.1%
147,904	Green REIT PLC (REIT) (Diversified)*	241,745

Japan – 11.1%
149	Comforia Residential REIT, Inc. (REIT) (Residential)	367,298
28,000	Mitsubishi Estate Co. Ltd. (Diversified)	525,464
367	Orix JREIT, Inc. (REIT) (Diversified)	644,465
26,600	Sekisui House Ltd. (Residential)	453,176
21,000	Sumitomo Realty & Development Co. Ltd. (Diversified)	544,337

		2,534,740

Norway – 1.2%
23,514	Entra ASA (Office)(a)	263,547

Singapore – 3.8%
222,900	Ascendas Hospitality Trust (REIT) (Hotels)	120,076

Shares	Description	Value
Common Stocks – (continued)
Singapore – (continued)
100,000	Ascendas Real Estate Investment Trust (REIT) (Industrial)	$ 185,149
42,000	City Developments Ltd. (Diversified)	280,913
220,000	Fortune Real Estate Investment Trust (REIT) (Retail)	276,466

		862,604

Spain – 1.8%
34,980	Merlin Properties Socimi SA (REIT) (Diversified)	414,203

Switzerland – 1.3%
3,100	PSP Swiss Property AG (Registered) (Office)	295,396

United Kingdom – 3.9%
27,029	Big Yellow Group PLC (REIT) (Industrial)	272,665
40,953	Hammerson PLC (REIT) (Retail)	311,683
37,449	The UNITE Group PLC (Other)	307,769

		892,117

United States – 52.4%
12,121	Acadia Realty Trust (REIT) (Retail)	439,265
4,554	AvalonBay Communities, Inc. (REIT) (Residential)	809,883
5,647	Boston Properties, Inc. (REIT) (Office)	769,630
24,486	Brixmor Property Group, Inc. (REIT) (Retail)	680,466
6,711	Care Capital Properties, Inc. (REIT) (Health Care)	191,263
12,052	Chesapeake Lodging Trust (REIT) (Hotels)	275,991
9,936	CyrusOne, Inc. (REIT) (Office)	472,656
26,012	DDR Corp. (REIT) (Retail)	453,389
3,612	EastGroup Properties, Inc. (REIT) (Industrial)	265,699
9,179	Equity Residential (REIT) (Residential)	590,485
3,463	Federal Realty Investment Trust (REIT) (Retail)	533,060
13,385	HCP, Inc. (REIT) (Health Care)	507,961
4,430	Life Storage, Inc. (REIT) (Industrial)	394,004
5,582	Mid-America Apartment Communities, Inc. (REIT) (Residential)	524,652
5,770	Pebblebrook Hotel Trust (REIT) (Hotels)	153,482
2,569	Post Properties, Inc. (REIT) (Residential)	169,888
3,738	Prologis, Inc. (REIT) (Industrial)	200,133
3,695	Public Storage (REIT) (Industrial)	824,502
17,990	RLJ Lodging Trust (REIT) (Hotels)	378,330
6,818	Simon Property Group, Inc. (REIT) (Retail)	1,411,394
2,547	SL Green Realty Corp. (REIT) (Office)	275,331

GOLDMAN SACHS GLOBAL REAL ESTATE SECURITIES FUND

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
5,002	Taubman Centers, Inc. (REIT) (Retail)	$ 372,199
4,064	Ventas, Inc. (REIT) (Health Care)	287,040
7,354	Vornado Realty Trust (REIT) (Diversified)	744,298
3,759	Welltower, Inc. (REIT) (Health Care)	281,060

		12,006,061

TOTAL COMMON STOCKS (Cost $21,113,350)		$22,539,117

Shares	Distribution Rate	Value
Investment Company(b)(c) – 0.0%
Goldman Sachs Financial Square Government Fund – Institutional Shares
35	0.312%	$ 35
(Cost $35)

TOTAL INVESTMENTS – 98.5% (Cost $21,113,385)		$22,539,152

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.5%		351,682

NET ASSETS – 100.0%		$22,890,834

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $263,547, which represents approximately 1.2% of net assets as of September 30, 2016.

(b)	Represents an affiliated issuer.

(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on September 30, 2016.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS GLOBAL REAL ESTATE SECURITIES FUND

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At September 30, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$21,136,135

Gross unrealized gain	1,761,620
Gross unrealized loss	(358,603)

Net unrealized security gain	$1,403,017

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INTERNATIONAL REAL ESTATE SECURITIES FUND

Schedule of Investments

September 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 98.5%
Australia – 12.2%
1,808,466	Charter Hall Group (REIT) (Diversified)	$ 7,110,693
1,144,038	Dexus Property Group (REIT) (Diversified)	8,040,942
4,003,946	Mirvac Group (REIT) (Diversified)	6,902,787
2,338,021	The GPT Group (REIT) (Diversified)	9,104,380
3,422,742	Vicinity Centres (REIT) (Retail)	8,347,260

		39,506,062

Canada – 5.4%
87,474	Allied Properties Real Estate Investment Trust (REIT) (Office)	2,512,306
60,603	Canadian Real Estate Investment Trust (REIT) (Diversified)	2,173,846
213,959	Cominar Real Estate Investment Trust (REIT) (Office)	2,488,673
84,960	Granite Real Estate Investment Trust (REIT) (Industrial)	2,595,523
233,244	H&R Real Estate Investment Trust (REIT) (Diversified)	3,987,700
137,707	Smart Real Estate Investment Trust (REIT) (Retail)	3,710,464

		17,468,512

China – 0.7%
794,000	China Resources Land Ltd. (Diversified)	2,238,608

Finland – 1.3%
1,643,245	Citycon OYJ (Retail)	4,186,808

France – 12.3%
76,442	Fonciere Des Regions (REIT) (Diversified)	7,123,149
299,671	Klepierre (REIT) (Retail)	13,755,788
71,368	Unibail-Rodamco SE (REIT) (Retail)	19,243,163

		40,122,100

Germany – 5.4%
461,360	Vonovia SE (Residential)	17,489,778

Hong Kong – 16.0%
1,530,000	Cheung Kong Property Holdings Ltd. (Diversified)	11,254,459
3,991,000	Fortune Real Estate Investment Trust (REIT) (Retail)	5,015,348
1,519,100	Hongkong Land Holdings Ltd. (Office)	10,823,256
7,451,400	Mapletree Greater China Commercial Trust (REIT) (Retail)	6,019,045
1,237,475	Sun Hung Kai Properties Ltd. (Diversified)	18,813,033

		51,925,141

Shares	Description	Value
Common Stocks – (continued)
Ireland – 0.9%
1,815,192	Green REIT PLC (REIT) (Diversified)*	$ 2,966,884

Japan – 24.4%
3,378	Comforia Residential REIT, Inc. (REIT) (Residential)	8,327,065
3,333	Japan Retail Fund Investment Corp. (REIT) (Retail)	8,220,410
986,000	Mitsubishi Estate Co. Ltd. (Diversified)	18,503,841
418,000	Mitsui Fudosan Co. Ltd. (Office)	8,892,705
2,124	Nomura Real Estate Master Fund, Inc. (REIT) (Diversified)	3,542,535
6,278	Orix JREIT, Inc. (REIT) (Diversified)	11,024,398
375,200	Sekisui House Ltd. (Residential)	6,392,161
558,000	Sumitomo Realty & Development Co. Ltd. (Diversified)	14,463,815

		79,366,930

Netherlands – 1.1%
68,872	Wereldhave NV (REIT) (Diversified)	3,486,811

Norway – 1.2%
355,614	Entra ASA (Office)(a)	3,985,755

Singapore – 3.3%
3,987,500	Ascendas Hospitality Trust (REIT) (Hotels)	2,148,063
1,632,100	Ascendas Real Estate Investment Trust (REIT) (Industrial)	3,021,809
839,000	City Developments Ltd. (Diversified)	5,611,579

		10,781,451

Spain – 2.1%
586,662	Merlin Properties Socimi SA (REIT) (Diversified)	6,946,738

Sweden – 1.6%
296,423	Hufvudstaden AB Class A (Diversified)	5,136,008

Switzerland – 2.2%
76,182	PSP Swiss Property AG (Registered) (Office)	7,259,319

United Kingdom – 8.4%
394,285	Big Yellow Group PLC (REIT) (Industrial)	3,977,488
884,794	Hammerson PLC (REIT) (Retail)	6,733,955
368,850	Kennedy Wilson Europe Real Estate PLC (Other)	4,797,892
836,455	The British Land Co. PLC (REIT) (Diversified)	6,851,347
594,711	The UNITE Group PLC (Other)	4,887,543

		27,248,225

TOTAL COMMON STOCKS (Cost $313,154,156)		$320,115,130

GOLDMAN SACHS INTERNATIONAL REAL ESTATE SECURITIES FUND

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Shares	Distribution Rate	Value
Investment Company(b)(c) – 0.0%
Goldman Sachs Financial Square Government Fund – Institutional Shares
16	0.312%	$ 16
(Cost $16)

TOTAL INVESTMENTS – 98.5% (Cost $313,154,172)		$320,115,146

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.5%		4,813,866

NET ASSETS – 100.0%		$324,929,012

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $3,985,755, which represents approximately 1.2% of net assets as of September 30, 2016.

(b)	Represents an affiliated issuer.

(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on September 30, 2016.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INTERNATIONAL REAL ESTATE SECURITIES FUND

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At September 30, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$322,445,034

Gross unrealized gain	26,639,642
Gross unrealized loss	(28,969,530)

Net unrealized security loss	$(2,329,888)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Schedule of Investments

September 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 95.7%
Commercial – 28.1%
90,773	Alexandria Real Estate Equities, Inc. (REIT)	$ 9,873,379
209,641	Boston Properties, Inc. (REIT)	28,571,972
219,989	Columbia Property Trust, Inc. (REIT)	4,925,554
205,739	CyrusOne, Inc. (REIT)	9,787,004
108,957	EastGroup Properties, Inc. (REIT)	8,014,877
56,865	Equinix, Inc. (REIT)	20,485,616
203,604	Liberty Property Trust (REIT)	8,215,421
278,574	Prologis, Inc. (REIT)	14,914,852
95,708	SL Green Realty Corp. (REIT)	10,346,035
285,490	Vornado Realty Trust (REIT)	28,894,443

		144,029,153

Health Care – 11.1%
217,808	Care Capital Properties, Inc. (REIT)	6,207,528
493,550	HCP, Inc. (REIT)	18,730,223
214,672	Ventas, Inc. (REIT)	15,162,283
221,592	Welltower, Inc. (REIT)	16,568,434

		56,668,468

Leisure – 7.0%
603,082	Chesapeake Lodging Trust (REIT)	13,810,578
345,977	Pebblebrook Hotel Trust (REIT)	9,202,988
599,869	RLJ Lodging Trust (REIT)	12,615,245

		35,628,811

Multifamily – 15.2%
181,666	AvalonBay Communities, Inc. (REIT)	32,307,481
295,297	Equity Residential (REIT)	18,996,456
155,748	Mid-America Apartment Communities, Inc. (REIT)	14,638,755
176,941	Post Properties, Inc. (REIT)	11,701,108

		77,643,800

Other – 0.4%
74,656	Toll Brothers, Inc.*	2,229,228

Retail – 25.1%
258,219	Acadia Realty Trust (REIT)	9,357,857
755,264	Brixmor Property Group, Inc. (REIT)	20,988,787
875,193	DDR Corp. (REIT)	15,254,614
112,757	Federal Realty Investment Trust (REIT)	17,356,685
258,923	Simon Property Group, Inc. (REIT)	53,599,650
156,135	Taubman Centers, Inc. (REIT)	11,618,005

		128,175,598

Self Storage – 8.8%
153,598	Life Storage, Inc. (REIT)	13,661,006
141,470	Public Storage (REIT)	31,567,616

		45,228,622

TOTAL COMMON STOCKS (Cost $344,414,806)		$489,603,680

Shares	Distribution Rate	Value
Investment Company(a)(b) – 1.8%
Goldman Sachs Financial Square Government Fund – Institutional Shares
9,351,628	0.312%	$ 9,351,628
(Cost $9,351,628)

TOTAL INVESTMENTS – 97.5% (Cost $353,766,434)		$498,955,308

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.5%		12,579,228

NET ASSETS – 100.0%		$511,534,536

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

(b)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on September 30, 2016.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At September 30, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$354,750,973

Gross unrealized gain	147,409,348
Gross unrealized loss	(3,205,013)

Net unrealized security gain	$144,204,335

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establish a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”)’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the net asset value (“NAV”) of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of September 30, 2016:

GLOBAL REAL ESTATE SECURITIES

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$—	$4,665,238	$—
Australia and Oceania	—	1,289,007	—
Europe	—	4,007,948	—
North America	12,576,924	—	—
Investment Company	35	—	—
Total	$12,576,959	$9,962,193	$—

INTERNATIONAL REAL ESTATE SECURITIES

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$—	$144,312,130	$—
Australia and Oceania	—	39,506,062	—
Europe	—	118,828,426	—
North America	17,468,512	—	—
Investment Company	16	—	—
Total	$17,468,528	$302,646,618	$—

REAL ESTATE SECURITIES

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
North America	$489,603,680	$—	$—
Investment Company	9,351,628	—	—
Total	$498,955,308	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in the table. The Funds utilize fair value model prices provided by an independent fair value service for certain international equity securities, resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-Diversification Risk — The Funds are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Geographic and Sector Risk — As a result of the Funds’ ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business, political, environmental or other development may affect the value of a Fund’s investments more than if its investments were not so concentrated.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments

September 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 10.5%
Automobiles & Components – 0.1%
19,770	General Motors Co.	$ 628,093
3,930	Lear Corp.	476,394

		1,104,487

Banks – 0.5%
28,900	Citizens Financial Group, Inc.	714,119
18,600	Comerica, Inc.	880,152
5,300	Cullen/Frost Bankers, Inc.	381,282
73,700	Regions Financial Corp.	727,419
13,936	SunTrust Banks, Inc.	610,397
8,630	Wells Fargo & Co.	382,136
25,923	Zions Bancorporation	804,132

		4,499,637

Capital Goods – 0.3%
1,989	3M Co.	350,521
11,700	Donaldson Co., Inc.	436,761
12,000	General Electric Co.	355,440
17,600	HEICO Corp.	1,217,920
3,100	Honeywell International, Inc.	361,429
5,000	United Rentals, Inc.*	392,450

		3,114,521

Commercial & Professional Services – 0.3%
23,746	Clean Harbors, Inc.*	1,139,333
10,700	Copart, Inc.*	573,092
33,127	Johnson Controls International PLC	1,541,399

		3,253,824

Consumer Durables & Apparel – 0.3%
9,000	Harman International Industries, Inc.	760,050
13,500	Newell Brands, Inc.	710,910
3,800	PVH Corp.	419,900
4,500	Tempur Sealy International, Inc.*	255,330
2,185	Whirlpool Corp.	354,320

		2,500,510

Consumer Services – 0.2%
1,400	Chipotle Mexican Grill, Inc.*	592,900
24,400	Extended Stay America, Inc.	346,480
36,026	H&R Block, Inc.	834,002
7,895	Starbucks Corp.	427,435

		2,200,817

Diversified Financials – 0.5%
19,189	Ally Financial, Inc.	373,610
8,839	Berkshire Hathaway, Inc. Class B*	1,276,970
6,900	Capital One Financial Corp.	495,627
2,400	Credit Acceptance Corp.*(a)	482,568
13,172	Interactive Brokers Group, Inc. Class A	464,577
1,600	Intercontinental Exchange, Inc.	430,976
18,200	OneMain Holdings, Inc.*	563,290
25,731	Voya Financial, Inc.	741,567

		4,829,185

Energy – 0.8%
25,000	Antero Resources Corp.*	673,750

Shares	Description	Value
Common Stocks – (continued)
Energy – (continued)
10,500	Baker Hughes, Inc.	$ 529,935
25,563	CONSOL Energy, Inc.(a)	490,810
11,400	Continental Resources, Inc.*	592,344
12,500	Devon Energy Corp.	551,375
4,439	Diamondback Energy, Inc.*	428,541
6,300	Energen Corp.	363,636
14,600	Newfield Exploration Co.*	634,516
8,300	ONEOK, Inc.	426,537
12,000	Parsley Energy, Inc. Class A*	402,120
4,163	Pioneer Natural Resources Co.	772,861
9,800	SM Energy Co.	378,084
28,700	Southwestern Energy Co.*	397,208
13,100	Targa Resources Corp.	643,341

		7,285,058

Food & Staples Retailing – 0.1%
2,800	Casey’s General Stores, Inc.	336,420
3,100	Costco Wholesale Corp.	472,781
3,919	CVS Health Corp.	348,752

		1,157,953

Food, Beverage & Tobacco – 0.0%
7,874	The Coca-Cola Co.	333,228

Health Care Equipment & Services – 0.6%
5,400	ABIOMED, Inc.*	694,332
9,027	Alere, Inc.*	390,327
20,792	Brookdale Senior Living, Inc.*	362,820
4,900	Cardinal Health, Inc.	380,730
5,530	Danaher Corp.	433,497
4,100	DexCom, Inc.*	359,406
7,393	HCA Holdings, Inc.*	559,133
2,600	Laboratory Corp. of America Holdings*	357,448
6,300	Medtronic PLC	544,320
10,350	Quest Diagnostics, Inc.	875,921
4,100	St. Jude Medical, Inc.	327,016
4,200	Zimmer Biomet Holdings, Inc.	546,084

		5,831,034

Household & Personal Products – 0.1%
18,800	Herbalife Ltd.*	1,165,412

Insurance – 0.2%
9,191	American International Group, Inc.	545,394
21,500	Assured Guaranty Ltd.	596,625
9,940	MetLife, Inc.	441,634

		1,583,653

Materials – 0.4%
12,200	Axalta Coating Systems Ltd.*	344,894
16,800	Berry Plastics Group, Inc.*	736,680
17,600	Eagle Materials, Inc.	1,360,480
45,792	Owens-Illinois, Inc.*	842,115
7,109	Royal Gold, Inc.	550,450

		3,834,619

Media – 0.3%
10,161	Comcast Corp. Class A	674,081
9,866	Liberty Broadband Corp.*	705,222

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Media – (continued)
4,626	Time Warner, Inc.	$ 368,276
25,291	Tribune Media Co. Class A	923,627

		2,671,206

Pharmaceuticals, Biotechnology & Life Sciences – 1.2%
11,837	AbbVie, Inc.	746,560
19,000	Akorn, Inc.*	517,940
5,045	Allergan PLC*	1,161,914
3,853	Amgen, Inc.	642,719
3,100	Biogen, Inc.*	970,393
7,468	Bristol-Myers Squibb Co.	402,674
9,932	Celgene Corp.*	1,038,192
8,632	Gilead Sciences, Inc.	682,964
5,349	Johnson & Johnson	631,877
8,391	Merck & Co., Inc.	523,682
54,273	Neurocrine Biosciences, Inc.*	2,748,385
38,959	Pfizer, Inc.	1,319,541
2,749	Thermo Fisher Scientific, Inc.	437,256

		11,824,097

Real Estate – 0.3%
6,271	American Tower Corp. (REIT)	710,692
20,900	Equity Commonwealth (REIT)*	631,598
24,100	Realogy Holdings Corp.	623,226
4,700	The Howard Hughes Corp.*	538,150

		2,503,666

Retailing – 0.6%
2,684	Amazon.com, Inc.*	2,247,340
9,800	AutoNation, Inc.*	477,358
4,674	Dollar General Corp.	327,133
3,715	Dollar Tree, Inc.*	293,225
19,527	Liberty Ventures Series A*	778,541
17,100	LKQ Corp.*	606,366
2,800	The Home Depot, Inc.	360,304
240	The Priceline Group, Inc.*	353,158

		5,443,425

Semiconductors & Semiconductor Equipment – 0.4%
17,400	Applied Materials, Inc.	524,610
5,327	Broadcom Ltd.	919,014
48,800	Marvell Technology Group Ltd.	647,576
58,518	Micron Technology, Inc.*	1,040,450
8,800	NVIDIA Corp.	602,976
5,591	QUALCOMM, Inc.	382,984

		4,117,610

Software & Services – 2.3%
11,100	Activision Blizzard, Inc.	491,730
2,600	Alliance Data Systems Corp.*	557,778
2,994	Alphabet, Inc. Class A*	2,407,356
1,835	Alphabet, Inc. Class C*	1,426,327
6,500	ANSYS, Inc.*	601,965
2,329	Dell Technologies, Inc. Class V*	111,326
4,985	DST Systems, Inc.	587,831
19,753	eBay, Inc.*	649,874
18,181	Facebook, Inc. Class A*	2,332,077
68,752	FireEye, Inc.*	1,012,717
2,400	LinkedIn Corp. Class A*	458,688
8,802	MasterCard, Inc. Class A	895,780
83,200	Match Group, Inc.*(a)	1,480,128
31,057	Microsoft Corp.	1,788,883
64,400	Pandora Media, Inc.*(a)	922,852
27,951	PayPal Holdings, Inc.*	1,145,152
15,500	PTC, Inc.*	686,805

Shares	Description	Value
Common Stocks – (continued)
Software & Services – (continued)
4,570	salesforce.com, Inc.*	$ 325,978
8,900	Splunk, Inc.*	522,252
6,600	Tableau Software, Inc. Class A*	364,782
3,800	Tyler Technologies, Inc.*	650,674
15,294	Visa, Inc. Class A	1,264,814
15,300	Yahoo!, Inc.*	659,430
12,467	Yelp, Inc.*	519,874

		21,865,073

Technology Hardware & Equipment – 0.4%
15,019	Apple, Inc.	1,697,898
14,600	ARRIS International PLC*	413,618
18,300	Cisco Systems, Inc.	580,476
4,409	Palo Alto Networks, Inc.*	702,486
8,400	Western Digital Corp.	491,148
5,100	Zebra Technologies Corp. Class A*	355,011

		4,240,637

Telecommunication Services – 0.1%
11,546	AT&T, Inc.	468,883
3,600	SBA Communications Corp. Class A*	403,776

		872,659

Transportation – 0.5%
17,118	Copa Holdings SA Class A(a)	1,505,186
15,639	Delta Air Lines, Inc.	615,551
9,127	Macquarie Infrastructure Corp.	759,731
5,400	Old Dominion Freight Line, Inc.*	370,494
7,900	Ryder System, Inc.	521,005
5,144	Union Pacific Corp.	501,694
13,400	United Continental Holdings, Inc.*	703,098

		4,976,759

Utilities – 0.0%
4,852	American Water Works Co., Inc.	363,124

TOTAL COMMON STOCKS (Cost $91,427,859)		$101,572,194

Exchange Traded Funds – 10.0%
109,856	Energy Select Sector SPDR Fund	$ 7,756,932
224,183	Health Care Select Sector SPDR Fund(a)	16,165,836
132,564	PowerShares Emerging Markets Sovereign Debt Fund(a)	4,060,435
956,342	PowerShares Senior Loan Portfolio Fund	22,196,698
501,104	SPDR Barclays Convertible Securities Fund	23,231,182
633,621	Vanguard FTSE Emerging Markets Fund	23,843,158

TOTAL EXCHANGE TRADED FUNDS (Cost $88,685,301)		$ 97,254,241

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Shares	Distribution Rate	Value
Investment Company(b)(c) – 70.4%
Goldman Sachs Financial Square Government Fund – Institutional Shares
684,121,889	0.312%	$684,121,889
(Cost $684,121,889)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $864,235,049)		$882,948,324

Securities Lending Reinvestment Vehicle(b)(c) – 1.4%
Goldman Sachs Financial Square Money Market Fund – Institutional Shares
14,048,200	0.479%	$ 14,048,200
(Cost $14,048,200)

TOTAL INVESTMENTS – 92.3% (Cost $878,283,249)		$896,996,524

OTHER ASSETS IN EXCESS OF LIABILITIES – 7.7%		75,009,179

NET ASSETS – 100.0%		$972,005,703

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on September 30, 2016.

Investment Abbreviations:
REIT	— Real Estate Investment Trust
SPDR	— Standard and Poor’s Depositary Receipts

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
SEK	— Swedish Krona
TWD	— Taiwan Dollar
USD	— United States Dollar
ZAR	— South African Rand

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2016, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Current Value	Unrealized Gain

UBS AG	AUD	3,650,000	USD	2,762,640	10/25/16	$2,792,155	$29,515
	CZK	24,620,000	USD	1,024,040	10/25/16	1,024,377	337
	EUR	920,000	USD	1,031,862	10/25/16	1,034,516	2,654
	HUF	675,830,000	USD	2,450,292	10/25/16	2,464,830	14,537
	KRW	1,647,290,000	USD	1,479,146	10/26/16	1,494,980	15,834
	NOK	8,700,000	USD	1,074,901	10/25/16	1,088,323	13,422
	PLN	5,070,000	USD	1,313,376	10/25/16	1,325,200	11,825
	TWD	156,290,000	USD	4,996,271	10/26/16	5,001,973	5,702
	USD	3,324,532	GBP	2,560,000	10/25/16	3,319,637	4,895

TOTAL							$98,721

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Current Value	Unrealized Loss

UBS AG	AUD	1,480,000	USD	1,133,616	10/25/16	$1,132,162	$(1,454)
	BRL	3,390,000	USD	1,039,941	10/26/16	1,035,652	(4,289)
	CHF	2,490,000	USD	2,576,377	10/25/16	2,566,298	(10,079)
	JPY	421,830,000	USD	4,199,575	10/25/16	4,163,544	(36,032)
	NZD	5,380,000	USD	3,927,319	10/26/16	3,913,790	(13,529)
	USD	4,285,323	CAD	5,650,000	10/25/16	4,307,291	(21,969)
	USD	6,377,622	CHF	6,220,000	10/25/16	6,410,592	(32,970)
	USD	1,153,581	CZK	27,770,000	10/25/16	1,155,441	(1,860)
	USD	14,217,449	EUR	12,730,000	10/25/16	14,314,552	(97,103)
	USD	1,699,102	MXN	33,840,000	10/25/16	1,740,867	(41,765)
	USD	2,380,173	SEK	20,440,000	10/25/16	2,385,218	(5,045)
	ZAR	14,520,000	USD	1,054,577	10/25/16	1,053,785	(791)

TOTAL							$(266,886)

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At September 30, 2016, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

90 Day Bank Bill	34	December 2016	$25,912,640	$7,035
90 Day Bank Bill	30	March 2017	22,866,901	4,891
90 Day Bank Bill	34	June 2017	25,918,368	4,074
90 Day Eurodollar	(68)	December 2016	(16,843,600)	1,837
90 Day Eurodollar	(28)	March 2017	(6,933,850)	755
90 Day Eurodollar	12	June 2017	2,970,450	(178)
90 Day Eurodollar	28	September 2017	6,928,600	(874)
90 Day Eurodollar	52	December 2017	12,861,550	20,892
90 Day Eurodollar	48	March 2018	11,869,800	11,039
90 Day Eurodollar	61	June 2018	15,079,963	5,497
90 Day Eurodollar	68	September 2018	16,804,500	(2,504)
90 Day Sterling	6	December 2016	968,856	(253)
90 Day Sterling	6	September 2018	969,391	180
Brent Crude Oil Futures	(21)	October 2016	(1,053,990)	(80,472)
CAC 40 Index	44	October 2016	2,196,306	37,226
Copper Futures	(24)	December 2016	(1,326,300)	(17,166)
Corn Futures	(110)	December 2016	(1,852,125)	(14,085)
DAX Index	11	December 2016	3,247,535	41,206
Euro CHF 3-Month ICE	(36)	December 2016	(9,338,137)	4,529
Euro CHF 3-Month ICE	(26)	March 2017	(6,746,217)	889
Euro CHF 3-Month ICE	(26)	June 2017	(6,746,886)	(582)
Euro-Bobl	277	December 2016	41,102,174	141,322
Euro-Bund	151	December 2016	28,107,003	287,270
Euro-Schatz	207	December 2016	26,075,138	25,107
EURO STOXX 50 Index	1,270	December 2016	42,714,035	556,970
FTSE 100 Index	277	December 2016	24,620,725	736,777
Gold 100 oz. Futures	32	December 2016	4,214,720	(120,968)
Hang Seng Index	20	October 2016	3,005,647	(26,398)
IBEX 35 Index	10	October 2016	984,347	7,373
KOSPI 200 Index	38	December 2016	4,454,351	(53,786)
LME Lead Futures	(33)	October 2016	(1,746,319)	(162,809)
LME Lead Futures	33	October 2016	1,746,319	274,469
LME Lead Futures	38	November 2016	2,014,000	187,023
LME Primary Aluminum Futures	26	October 2016	1,082,088	9,526
LME Primary Aluminum Futures	(26)	October 2016	(1,082,088)	(57,099)
LME Primary Aluminum Futures	35	November 2016	1,460,156	5,605
LME Primary Aluminum Futures	(53)	November 2016	(2,211,094)	(128,338)
LME Zinc Futures	28	October 2016	1,659,700	73,416
LME Zinc Futures	(28)	October 2016	(1,659,700)	(43,466)
LME Zinc Futures	29	November 2016	1,722,056	44,382
Long Gilt	59	December 2016	9,960,588	13,572
Low Sulphur Gas Oil Futures	(24)	November 2016	(1,074,600)	(66,048)
NASDAQ 100 E-mini Index	80	December 2016	7,792,400	105,882
Russell 2000 Mini Index	315	December 2016	39,321,450	1,148,089
S&P 500 E-Mini Index	(336)	December 2016	(36,294,720)	(119,088)
S&P/TSX 60 Index	37	December 2016	4,823,720	104,377
S&P Mid Cap 400 E-mini Index	36	December 2016	5,578,560	91,397
Silver Futures	18	December 2016	1,729,260	(65,389)
Soybean Futures	(5)	November 2016	(238,500)	5,672
Sugar #11 (World) Futures	60	February 2017	1,545,600	142,284
TSE TOPIX Index	47	December 2016	6,131,946	(64,547)
U.S. Long Bond	61	December 2016	10,257,531	(76,045)
WTI Crude Oil Futures	(34)	October 2016	(1,640,160)	587
2 Year U.S. Treasury Notes	254	December 2016	55,491,063	31,284
5 Year U.S. Treasury Notes	195	December 2016	23,695,547	36,098
10 Year Canadian Government Bonds	109	December 2016	12,206,471	1,146
10 Year U.S. Treasury Notes	228	December 2016	29,896,500	12,916

TOTAL				$3,082,499

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At September 30, 2016, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

					Market Value
Referenced Obligation	Notional Amount (000’s)	Rates Received (Paid)	Termination Date	Credit Spread on September 30, 2016(a)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Sold:
CDX North America High Yield Index	$93,350	5.000%	12/20/21	4.013%	$3,638,140	$597,876
iTraxx Europe Crossover Index	25,700	5.000	12/20/21	3.290	2,129,376	195,440

TOTAL					$5,767,516	$793,316

(a)	Credit spread on the Referenced Obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Counterparty	Referenced Obligation	Notional Amount (000’s)	Rate Received (Paid)	Termination Date	Unrealized Gain (Loss)(a)

Deutsche Bank AG	Alerian MLP Total Return Index(b)	$7,597	(0.857)%	10/26/16	$143,287
Deutsche Bank AG	Russell Top 200 Growth Index Total Return(c)	33,628	0.452	11/23/16	57,947
Deutsche Bank AG	Russell Top 200 Value Index Total Return(c)	33,541	(0.452)	11/23/16	154,529
JPMorgan Chase Bank, N.A.	Bloomberg Roll Select Commodity Total Return Index(c)	9,220	(0.170)	11/22/16	54,223

TOTAL					$409,986

(a)	There are no upfront payments on the swap contracts listed above, therefore the unrealized gains (losses) on the swap contracts are equal to their market value.
(b)	The Fund receives monthly payments based on any positive monthly return of the Referenced Obligation. The Fund makes payments on any negative monthly return of such Referenced Obligation.
(c)	The Fund receives weekly payments based on any positive weekly return of the Referenced Obligation. The Fund makes payments on any negative weekly return of such Referenced Obligation.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

WRITTEN OPTIONS CONTRACTS — At September 30, 2016, the Fund had the following written options:

Put Options	Number of Contracts	Exercise Price	Expiration Month	Value

S&P 500 Index	29	$1,950	October 2016	$(2,175)
	29	1,975	October 2016	(3,625)
	28	2,000	October 2016	(4,900)
	27	2,025	October 2016	(5,400)
	27	2,050	October 2016	(9,396)
	26	2,075	October 2016	(13,780)
	25	2,100	October 2016	(16,500)
	25	2,125	October 2016	(30,000)
	24	2,150	October 2016	(41,760)
	24	2,175	October 2016	(63,600)
	37	1,975	November 2016	(28,305)
	36	2,000	November 2016	(31,320)
	35	2,025	November 2016	(42,000)
	34	2,050	November 2016	(50,320)
	33	2,075	November 2016	(60,885)
	32	2,100	November 2016	(75,520)
	32	2,125	November 2016	(91,520)
	31	2,150	November 2016	(111,600)
	30	2,175	November 2016	(125,550)
	26	1,925	December 2016	(28,860)
	25	1,950	December 2016	(32,500)
	25	1,975	December 2016	(37,000)
	24	2,000	December 2016	(40,800)
	23	2,025	December 2016	(48,530)
	23	2,050	December 2016	(53,820)
	22	2,075	December 2016	(64,900)
	22	2,100	December 2016	(74,800)
	21	2,125	December 2016	(85,680)
	21	2,150	December 2016	(97,755)

Total (Premiums Received $2,687,312)	796			$(1,372,801)

For the nine months ended September 30, 2016, the Fund had the following written options activity:

	Number of Contracts	Premiums Received

Contracts Outstanding December 31, 2015	966	$3,800,048

Contracts written	3,134	11,538,981
Contracts bought to close	(1,131)	(4,335,439)
Contracts expired	(2,173)	(8,316,278)

Contracts Outstanding September 30, 2016	796	$2,687,312

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

TAX INFORMATION — At September 30, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$891,598,970

Gross unrealized gain	20,373,283
Gross unrealized loss	(14,975,729)

Net unrealized security gain	$5,397,554

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments

September 30, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – 15.2%
Collateralized Mortgage Obligations – 9.0%
Agency Multi-Family(a) – 6.1%
FHLMC Multifamily Structured Pass-Through Certificates Series K011, Class A2
$5,500,000	4.084%	11/25/20	$ 6,035,134
FHLMC Multifamily Structured Pass-Through Certificates Series K714, Class A2
16,400,000	3.034	10/25/20	17,354,961

			23,390,095

Regular Floater(a)(c) – 1.3%
FDIC Guaranteed Notes Trust Series 2010-S1, Class 1A(b)
861	1.077	02/25/48	861
FHLMC REMIC Series 3371, Class FA
310,301	1.124	09/15/37	312,439
National Credit Union Administration Guaranteed Notes Series 2010-A1, Class A
361,793	0.863	12/07/20	360,920
National Credit Union Administration Guaranteed Notes Series 2010-R1, Class 1A
510,374	0.969	10/07/20	511,012
National Credit Union Administration Guaranteed Notes Series 2010-R2, Class 1A
641,033	0.889	11/06/17	641,258
National Credit Union Administration Guaranteed Notes Series 2011-R2, Class 1A
1,600,692	0.919	02/06/20	1,601,317
National Credit Union Administration Guaranteed Notes Series 2011-R3, Class 1A
1,011,324	0.918	03/11/20	1,008,164
National Credit Union Administration Guaranteed Notes Series 2011-R4, Class 1A
453,162	0.904	03/06/20	453,003

			4,888,974

Sequential Fixed Rate – 1.6%
FHLMC REMIC Series 2755, Class ZA(c)
660,350	5.000	02/15/34	724,505
FHLMC REMIC Series 4273, Class PD(c)
2,021,238	6.500	11/15/43	2,353,032
FNMA REMIC Series 2012-111, Class B
631,149	7.000	10/25/42	732,483
FNMA REMIC Series 2012-153, Class B
2,136,717	7.000	07/25/42	2,521,173

			6,331,193

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 34,610,262

Federal Agencies – 6.2%
FHLMC – 2.8%
$97	5.000%	11/01/16	$ 100
102	5.000	12/01/16	105
311	5.000	01/01/17	319
1,447	5.000	01/01/18	1,478
19,287	5.000	02/01/18	19,721
15,016	5.000	03/01/18	15,380
8,654	5.000	04/01/18	8,870

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
$6,315	5.000%	05/01/18	$ 6,480
5,636	5.000	06/01/18	5,791
12,357	5.000	07/01/18	12,715
3,202	5.000	08/01/18	3,295
2,144	5.000	10/01/18	2,212
3,583	5.000	11/01/18	3,691
429	5.000	02/01/19	446
78,448	5.500	01/01/20	82,144
71,781	5.000	11/01/25	79,486
139,688	5.000	08/01/28	154,681
16,327	5.000	01/01/33	18,222
1,340	5.000	03/01/33	1,490
8,700	5.000	04/01/33	9,678
2,585	5.000	05/01/33	2,876
6,674	5.000	06/01/33	7,424
36,663	5.000	07/01/33	40,783
50,904	5.000	08/01/33	56,664
4,807	5.000	09/01/33	5,347
10,987	5.000	10/01/33	12,221
33,964	5.000	11/01/33	37,780
12,345	5.000	12/01/33	13,732
11,693	5.000	01/01/34	13,007
38,361	5.000	02/01/34	42,668
16,118	5.000	03/01/34	17,923
27,024	5.000	04/01/34	30,051
43,162	5.000	05/01/34	48,010
542,292	5.000	06/01/34	603,193
7,931	5.000	11/01/34	8,820
150,094	5.000	04/01/35	166,957
2,691,927	5.000	07/01/35	2,993,426
12,750	5.000	11/01/35	14,182
101,744	5.000	03/01/36	114,243
41,982	5.000	03/01/37	46,473
102,492	5.000	12/01/37	113,457
219,164	5.000	02/01/38	242,642
566,030	5.000	03/01/38	626,664
289,053	5.000	07/01/38	320,017
278,134	5.000	11/01/38	307,928
643,917	5.000	12/01/38	712,805
359,264	5.000	01/01/39	397,749
82,745	5.000	02/01/39	91,609
2,065,146	7.000	02/01/39	2,423,047
595,593	5.000	06/01/41	659,311

			10,597,313

FNMA – 3.4%
11,256	5.000	03/01/18	11,523
40,304	5.000	04/01/18	41,318
486	5.500	01/01/19	504
16,194	5.500	02/01/19	16,771
16,980	5.500	03/01/19	17,621
9,680	5.500	04/01/19	10,033
7,662	5.500	05/01/19	7,983
33,799	5.500	06/01/19	35,075
103,000	5.500	07/01/19	106,959
94,625	5.500	08/01/19	98,402
84,320	5.500	09/01/19	88,213
24,201	5.500	10/01/19	25,334
29,221	5.500	11/01/19	30,593
46,308	5.500	12/01/19	48,495
3,240	5.500	01/01/20	3,397
1,617	5.500	06/01/20	1,679
519,649	5.500	07/01/20	544,187

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$8,510	6.000%	03/01/34	$ 9,869
30,914	6.000	08/01/34	35,844
223,998	6.000	08/01/35	257,769
134,074	6.000	09/01/35	153,906
99,085	6.000	10/01/35	113,742
208,208	6.000	11/01/35	240,070
850,578	6.000	03/01/36	975,151
6,596	6.000	06/01/36	7,558
1,759,526	6.000	09/01/36	2,020,962
294,500	6.000	12/01/36	338,723
26,635	6.000	02/01/37	30,532
2,340	6.000	04/01/37	2,682
12,134	6.000	05/01/37	13,899
167,857	6.000	06/01/37	193,087
134,773	6.000	07/01/37	154,994
418,027	6.000	08/01/37	480,875
91,928	6.000	09/01/37	105,290
23,304	6.000	10/01/37	26,692
144,919	5.000	11/01/37	163,725
106,956	6.000	11/01/37	123,886
2,811	6.000	12/01/37	3,270
434,640	6.000	01/01/38	497,830
79,939	6.000	03/01/38	92,964
14,263	6.000	04/01/38	16,337
26,070	6.000	05/01/38	29,861
3,531	6.000	09/01/38	4,058
121,124	6.000	10/01/38	140,356
4,373	6.000	12/01/38	5,008
4,249	6.000	01/01/39	4,867
1,228,830	7.000	03/01/39	1,450,505
16,111	4.000	08/01/39	17,289
39,291	4.500	02/01/40	43,040
5,393	6.000	04/01/40	6,177
236,211	6.000	06/01/40	270,543
514,053	6.000	05/01/41	588,767
376,052	5.000	07/01/41	419,680
213,382	4.500	08/01/41	235,037
108,420	3.500	01/01/45	114,371
609,812	3.500	03/01/45	643,285
108,958	3.500	04/01/45	114,939
541,143	3.500	05/01/45	570,846
457,762	3.500	07/01/45	482,888
867,247	3.500	09/01/45	914,858

			13,204,119

TOTAL FEDERAL AGENCIES			$ 23,801,432

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $57,152,005)			$ 58,411,694

Asset-Backed Securities(a)(c) – 0.1%
Home Equity – 0.1%
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
$47,408	6.994%	09/25/37	$ 47,050

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities(a)(c) – (continued)
Home Equity – (continued)
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1
$100,381	6.768%	09/25/37	$ 100,615

TOTAL ASSET-BACKED SECURITIES (Cost $148,066)			$ 147,665

U.S. Treasury Obligations – 29.4%
United States Treasury Bonds
$1,100,000	2.750%	11/15/42	$ 1,198,626
4,900,000	3.375 (d)	05/15/44	5,982,753
7,700,000	3.000	11/15/44	8,786,778
5,170,000	3.000	05/15/45	5,898,556
20,000	2.500	05/15/46	20,713
United States Treasury Inflation-Protected Securities
4,476,472	0.125	04/15/18	4,526,116
United States Treasury Notes
4,000,000	1.250	01/31/20	4,036,920
9,000,000	1.375	02/29/20	9,118,080
6,100,000	1.375	03/31/20	6,180,825
3,600,000	1.375	04/30/20	3,647,088
13,100,000	1.625	06/30/20	13,387,414
4,200,000	1.750	12/31/20	4,312,602
2,500,000	1.375	04/30/21	2,526,500
6,600,000	2.250	04/30/21	6,924,193
6,600,000	2.000	10/31/21	6,858,258
4,600,000	2.125	12/31/21	4,809,116
3,000,000	1.750	02/28/22	3,078,720
6,800,000	1.875	05/31/22	7,019,436
800,000	2.125	06/30/22	836,760
5,800,000	1.750	09/30/22	5,943,666
3,700,000	1.875	10/31/22	3,817,771
4,180,000	1.375	09/30/23	4,163,990

TOTAL U.S. TREASURY OBLIGATIONS (Cost $108,069,928)			$113,074,881

Shares	Distribution Rate		Value
Investment Company(a)(e) – 39.8%
Goldman Sachs Financial Square Government Fund – Institutional Shares
153,070,617	0.312%		$153,070,617
(Cost $153,070,617)

TOTAL INVESTMENTS – 84.5% (Cost $318,440,616)			$324,704,857

OTHER ASSETS IN EXCESS OF LIABILITIES – 15.5%			59,655,948

NET ASSETS – 100.0%			$384,360,805

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments (continued)

September 30, 2016 (Unaudited)

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on September 30, 2016.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $861, which represents approximately 0.0% of net assets as of September 30, 2016.

(c)	Securities with “Call” features. Maturity dates disclosed are the final maturity dates.

(d)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(e)	Represents an affiliated issuer.

Investment Abbreviations:
FDIC	— Federal Deposit Insurance Corp.
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
REMIC	— Real Estate Mortgage Investment Conduit

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments (continued)

September 30, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At September 30, 2016, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

FNMA (Proceeds Received: $2,108,125)	3.500%	TBA-30yr	10/25/45	$(2,000,000)	$(2,110,625)

(a)	TBA (To Be Announced) Securities are sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned

FUTURES CONTRACTS — At September 30, 2016, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

U.S. Long Bond	43	December 2016	$7,230,719	$(79,870)
U.S. Ultra Long Treasury Bonds	(164)	December 2016	(30,155,500)	552,165
2 Year U.S. Treasury Notes	(204)	December 2016	(44,567,625)	(27,971)
5 Year U.S. Treasury Notes	(627)	December 2016	(76,190,297)	(179,567)
10 Year U.S. Treasury Notes	(162)	December 2016	(21,242,250)	(53,954)

TOTAL				$210,803

SWAP CONTRACTS — At September 30, 2016, the Fund had the following swap contracts.

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS(a)

Counterparty	Referenced Obligation	Notional Amount (000’s)	Rate Received (Paid)	Termination Date	Unrealized Gain (Loss)(b)

Macquarie Bank Ltd.	S&P GSCI 1 Month Forward Index	$126,150	(0.17)%	08/15/17	$4,814,412
Merrill Lynch International	S&P GSCI 1 Month Forward Index	111,702	(0.18)	03/01/17	6,508,261
Societe Generale SA	S&P GSCI 1 Month Forward Index	110,812	(0.15)	12/28/16	4,045,551
UBS AG	S&P GSCI 1 Month Forward Index	32,467	(0.15)	01/11/17	1,199,913

TOTAL					$16,568,137

(a)	The Fund receives monthly payments based on any positive monthly return of the Referenced Obligation. The Fund makes payments on any negative monthly return of such Referenced Obligation.
(b)	There are no upfront payments on the swap contracts listed above, therefore the unrealized gains (losses) on the swap contracts are equal to their market value.

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments (continued)

September 30, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

TAX INFORMATION — At September 30, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$318,481,078

Gross unrealized gain	6,601,993
Gross unrealized loss	(378,214)

Net unrealized security gain	$6,223,779

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS DYNAMIC ALLOCATION FUND

Consolidated Schedule of Investments

September 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 29.3%
Automobiles & Components – 2.0%
41,900	Bridgestone Corp.	$ 1,543,755
2,762	Compagnie Generale des Etablissements Michelin Class B	305,850
1,423	Continental AG	299,828
100,900	Mazda Motor Corp.	1,547,984
20,106	Peugeot SA*	307,034
3,759	Renault SA	309,250
100,400	Sumitomo Rubber Industries Ltd.	1,518,640
44,600	Suzuki Motor Corp.	1,493,879
94,800	The Yokohama Rubber Co. Ltd.	1,517,490
5,427	Valeo SA	316,767
78,500	Yamaha Motor Co. Ltd.	1,585,960

		10,746,437

Banks – 2.0%
236,783	Banco Popular Espanol SA	293,058
44,039	Commerzbank AG	284,534
9,000	Fukuoka Financial Group, Inc.	37,407
126,300	Japan Post Bank Co. Ltd.	1,500,799
293,400	Mitsubishi UFJ Financial Group, Inc.	1,486,390
854,000	Mizuho Financial Group, Inc.	1,439,364
974,000	Shinsei Bank Ltd.	1,476,998
43,000	Sumitomo Mitsui Financial Group, Inc.	1,452,523
200,000	The Bank of Kyoto Ltd.	1,463,967
316,000	The Gunma Bank Ltd.	1,435,535
128,457	UniCredit SpA	299,422

		11,169,997

Capital Goods – 1.6%
142,600	Hino Motors Ltd.	1,523,565
5,004	Legrand SA	294,981
121,000	Mitsubishi Electric Corp.	1,550,822
25,121	MSC Industrial Direct Co., Inc. Class A	1,844,133
4,269	Schneider Electric SE	296,968
308,000	Sumitomo Heavy Industries Ltd.	1,521,822
31,050	WESCO International, Inc.*	1,909,264

		8,941,555

Commercial & Professional Services – 0.7%
25,811	ManpowerGroup, Inc.	1,865,103
6,474	Randstad Holding NV	294,389
47,762	Robert Half International, Inc.	1,808,269

		3,967,761

Consumer Durables & Apparel – 1.6%
49,900	Bandai Namco Holdings, Inc.	1,527,343
21,769	Harman International Industries, Inc.	1,838,392
78,000	Iida Group Holdings Co. Ltd.	1,569,573
1,752	LVMH Moet Hennessy Louis Vuitton SE	298,735
16,960	PVH Corp.	1,874,080
81,490	Skechers U.S.A., Inc. Class A*	1,866,121

		8,974,244

Diversified Financials – 0.1%
25,245	Deutsche Bank AG (Registered)*	329,024

Energy – 1.3%
75,237	HollyFrontier Corp.	1,843,306
184,800	Inpex Corp.	1,680,289
21,923	Tesoro Corp.	1,744,194

Shares	Description	Value
Common Stocks – (continued)
Energy – (continued)
33,052	Valero Energy Corp.	$ 1,751,756

		7,019,545

Food & Staples Retailing – 1.4%
11,554	Carrefour SA	299,576
19,956	CVS Health Corp.	1,775,885
29,300	Matsumotokiyoshi Holdings Co. Ltd.	1,513,943
10,012	Metro AG	298,015
88,525	Sprouts Farmers Market, Inc.*	1,828,041
62,632	Whole Foods Market, Inc.	1,775,617

		7,491,077

Food, Beverage & Tobacco – 0.3%
117,512	Flowers Foods, Inc.(a)	1,776,781

Health Care Equipment & Services – 2.0%
27,816	Amsurg Corp.*	1,865,063
23,464	Danaher Corp.	1,839,343
10,236	Humana, Inc.	1,810,646
27,602	MEDNAX, Inc.*	1,828,632
21,208	Quest Diagnostics, Inc.	1,794,833
15,612	WellCare Health Plans, Inc.*	1,828,009

		10,966,526

Household & Personal Products – 0.1%
1,596	L’Oreal SA	301,659
6,549	Unilever NV CVA	301,734

		603,393

Insurance – 0.1%
9,781	NN Group NV	300,281

Materials – 1.9%
4,379	Akzo Nobel NV	296,195
193,000	Asahi Kasei Corp.	1,538,049
127,300	Daicel Corp.	1,608,700
49,000	DIC Corp.	1,516,863
3,216	HeidelbergCement AG	304,143
66,700	Hitachi Chemical Co. Ltd.	1,532,560
104,100	Kuraray Co. Ltd.	1,544,324
25,132	Reliance Steel & Aluminum Co.	1,810,258

		10,151,092

Media – 0.3%
54,200	CyberAgent, Inc.	1,611,334

Pharmaceuticals, Biotechnology & Life Sciences – 1.9%
97,900	Astellas Pharma, Inc.	1,529,106
2,978	Bayer AG (Registered)	299,081
5,792	Biogen, Inc.*	1,813,070
22,258	Gilead Sciences, Inc.	1,761,053
24,400	Kaken Pharmaceutical Co. Ltd.	1,499,648
6,691	Novo Nordisk A/S Class B	278,872
104,600	Santen Pharmaceutical Co. Ltd.	1,544,563
14,290	United Therapeutics Corp.*	1,687,363

		10,412,756

Real Estate – 0.3%
15,484	Jones Lang LaSalle, Inc.	1,761,924

Retailing – 2.9%
22,200	ABC-Mart, Inc.	1,511,797
42,511	Bed Bath & Beyond, Inc.	1,832,649

GOLDMAN SACHS DYNAMIC ALLOCATION FUND

Consolidated Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Retailing – (continued)
47,838	Best Buy Co., Inc.	$ 1,826,455
30,726	Dillard’s, Inc. Class A	1,936,045
26,552	Foot Locker, Inc.	1,798,102
42,043	Kohl’s Corp.	1,839,381
12,400	Shimamura Co. Ltd.	1,509,593
215,933	Staples, Inc.	1,846,227
80,720	The Gap, Inc.(a)	1,795,213

		15,895,462

Semiconductors & Semiconductor Equipment – 1.7%
48,961	Intel Corp.	1,848,278
103,364	Micron Technology, Inc.*	1,837,812
28,798	QUALCOMM, Inc.	1,972,663
24,642	Skyworks Solutions, Inc.	1,876,242
85,204	Teradyne, Inc.	1,838,702

		9,373,697

Software & Services – 1.3%
55,298	CA, Inc.	1,829,258
287,000	Fujitsu Ltd.	1,544,527
3,308	SAP SE	302,525
30,321	Synopsys, Inc.*	1,799,551
181,207	Xerox Corp.	1,835,627

		7,311,488

Technology Hardware & Equipment – 3.8%
15,897	Apple, Inc.	1,797,156
28,614	Arrow Electronics, Inc.*	1,830,438
44,748	Avnet, Inc.	1,837,353
196,325	Brocade Communications Systems, Inc.	1,812,080
90,100	Brother Industries Ltd.	1,584,102
15,022	F5 Networks, Inc.*	1,872,342
3,412	Ingenico Group SA	298,325
75,841	Juniper Networks, Inc.	1,824,734
183,000	Konica Minolta, Inc.	1,549,701
42,600	Omron Corp.	1,533,383
168,500	Ricoh Co. Ltd.	1,524,827
80,900	Seiko Epson Corp.	1,557,762
43,399	Telefonaktiebolaget LM Ericsson Class B	313,353
118,500	Yokogawa Electric Corp.	1,578,637

		20,914,193

Telecommunication Services – 0.1%
358,124	Telecom Italia SpA*	297,566

Transportation – 1.8%
25,874	Deutsche Lufthansa AG (Registered)	288,453
58,467	International Consolidated Airlines Group SA	303,359
50,800	Japan Airlines Co. Ltd.	1,493,290
105,927	JetBlue Airways Corp.*	1,826,181
48,668	Southwest Airlines Co.	1,892,699
43,628	Spirit Airlines, Inc.*	1,855,499
36,287	United Continental Holdings, Inc.*	1,903,979

		9,563,460

Utilities – 0.1%
67,799	Enel SpA	302,161

TOTAL COMMON STOCKS (Cost $153,168,564)		$159,881,754

Shares	Description	Rate	Value
Preferred Stock – 0.0%
Household & Personal Products – 0.0%
2,213	Henkel AG & Co. KGaA	1.470%	$ 301,192
(Cost $226,592)

Principal Amount	Interest Rate	Maturity Date	Value
Commodity Index Linked Structured Notes(b)(c)(d)(e)(f) – 0.5%
UBS AG
$500,000	0.346%	10/31/16	$ 750,906
1,130,000	0.301	06/23/17	1,237,267
690,000	0.324	07/10/17	783,360

TOTAL COMMODITY INDEX LINKED STRUCTURED NOTES (Cost $2,320,000)			$ 2,771,533

U.S. Treasury Obligation(g) – 4.2%
United States Treasury Inflation Indexed Bond
$22,761,554	0.125%	07/15/26	$ 23,021,264
(Cost $22,909,399)

Shares	Distribution Rate		Value
Investment Company(f)(h) – 61.4%
Goldman Sachs Financial Square Government Fund – Institutional Shares
335,596,198	0.312%		$335,596,198
(Cost $335,596,198)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $514,220,753)			$521,571,941

Securities Lending Reinvestment Vehicle(f)(h) – 0.3%
Goldman Sachs Financial Square Money Market Fund – Institutional Shares
1,532,775	0.479%		$ 1,532,775
(Cost $1,532,775)

TOTAL INVESTMENTS – 95.7% (Cost $515,753,528)			$523,104,716

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.3%			23,393,016

NET ASSETS – 100.0%			$546,497,732

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

GOLDMAN SACHS DYNAMIC ALLOCATION FUND

Consolidated Schedule of Investments (continued)

September 30, 2016 (Unaudited)

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $2,771,533, which represents approximately 0.5% of net assets as of September 30, 2016.

(c)	Interest rate is LIBOR as of June 30, 2016 minus a spread.

(d)	Security is linked to the Bloomberg Petroleum Sub Index Total Return (the “BCOMPETR”). The BCOMPETR is a commodity group sub index of the Bloomberg Commodity Index Total Return. The BCOMPETR is composed of futures contracts on crude oil, heating oil, and unleaded gasoline.

(e)	These Structured Notes take into consideration a leverage factor of 300% on the return of the underlying linked index.

(f)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on September 30, 2016.

(g)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(h)	Represents an affiliated issuer.

Investment Abbreviations:
CVA	— Dutch Certification
LIBOR	— London Interbank Offered Rate

Currency Abbreviations:
CHF	— Swiss Franc
DKK	— Denmark krone
EUR	— Euro Dollar
JPY	— Japanese Yen
NOK	— Norwegian Krone
SEK	— Swedish Krona
USD	— United States Dollar

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS DYNAMIC ALLOCATION FUND

Consolidated Schedule of Investments (continued)

September 30, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2016, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Current Value	Unrealized Gain

Morgan Stanley Co., Inc.	CHF	50,000	USD	51,634	12/21/16	$51,720	$86
	JPY	172,000,000	USD	1,691,781	12/21/16	1,702,253	10,472
	NOK	900,000	USD	109,796	12/21/16	112,601	2,805
	USD	2,789,180	CHF	2,690,000	12/21/16	2,782,533	6,647
	USD	3,093,668	DKK	20,401,093	12/21/16	3,089,967	3,701
	USD	11,671,554	EUR	10,340,000	12/21/16	11,658,608	12,946
	USD	3,108,789	SEK	26,100,000	12/21/16	3,054,831	53,958

TOTAL							$90,615

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Current Value	Unrealized Loss

Morgan Stanley Co., Inc.	CHF	10,000	USD	10,347	12/21/16	$10,344	$(3)
	DKK	480,000	USD	72,804	12/21/16	72,701	(103)
	EUR	480,000	USD	541,898	12/21/16	541,212	(686)
	JPY	96,000,000	USD	958,055	12/21/16	950,095	(7,960)
	SEK	450,000	USD	53,130	12/21/16	52,670	(460)
	USD	6,046	DKK	40,000	12/21/16	6,059	(13)
	USD	67,307,635	JPY	6,820,000,000	12/21/16	67,496,333	(188,698)
	USD	2,799,019	NOK	22,900,000	12/21/16	2,865,066	(66,047)
	USD	17,555	SEK	150,000	12/21/16	17,557	(2)

TOTAL							$(263,972)

GOLDMAN SACHS DYNAMIC ALLOCATION FUND

Consolidated Schedule of Investments (continued)

September 30, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At September 30, 2016, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Amsterdam Index	(8)	October 2016	$(812,586)	$(6,267)
Brent Crude Futures	7	October 2016	351,330	18,116
CAC 40 Index	66	October 2016	3,294,460	17,786
Cattle Feeder Futures	(3)	November 2016	(179,475)	12,635
CBOE Volatility Index	(83)	October 2016	(1,309,325)	127,935
Cocoa Futures	(5)	December 2016	(138,050)	9,435
Coffee ‘C’ Futures	7	December 2016	397,819	16,348
Corn Futures	(33)	December 2016	(555,638)	(7,176)
Cotton No. 2 Futures	(3)	December 2016	(102,120)	(511)
DAX Index	36	December 2016	10,628,295	146,569
Euro-BTP	284	December 2016	45,650,202	127,025
Euro-Bund	40	December 2016	7,445,564	49,543
Euro-Oat	165	December 2016	29,678,682	198,590
FTSE 100 Index	393	December 2016	34,931,209	885,287
FTSE/MIB Index	(54)	December 2016	(4,961,152)	(29,676)
Gasoline RBOB Futures	4	October 2016	245,801	15,483
Gold 100 oz. Futures	2	December 2016	263,420	(5,946)
Hang Seng Index	113	October 2016	16,981,905	(128,092)
IBEX 35 Index	53	October 2016	5,217,037	26,363
KC HRW Wheat Futures	(18)	December 2016	(373,950)	15,280
Lean Hogs Futures	(24)	December 2016	(422,160)	50,798
Live Cattle Futures	1	December 2016	40,050	(1,213)
LME Aluminium Futures	(7)	October 2016	(291,331)	(12,923)
LME Aluminium Futures	7	October 2016	291,331	7,027
LME Aluminium Futures	7	November 2016	292,031	12,715
LME Copper Futures	2	November 2016	243,000	545
LME Lead Futures	2	October 2016	105,838	15,883
LME Lead Futures	(2)	October 2016	(105,838)	(9,342)
LME Lead Futures	2	November 2016	106,000	9,320
LME Nickel Futures	4	October 2016	252,864	1,647
LME Nickel Futures	(4)	October 2016	(252,864)	(8,673)
LME Nickel Futures	4	November 2016	253,248	8,607
LME Zinc Futures	5	October 2016	296,375	14,751
LME Zinc Futures	(5)	October 2016	(296,375)	(4,387)
LME Zinc Futures	8	November 2016	475,050	7,656
Long Gilt	81	December 2016	13,674,706	161,226
Low Sulphur Gas Oil Futures	(4)	November 2016	(179,100)	(11,608)
mini MSCI Emerging Markets Index Futures	536	December 2016	24,455,000	(300,827)
Natural Gas Futures	(24)	October 2016	(697,440)	(13,226)
NY Harbor ULSD Futures	(4)	October 2016	(258,434)	(21,508)
OMX Stockholm 30 Index	600	October 2016	10,060,848	128,057
S&P 500 E-Mini Index	328	December 2016	35,430,560	(171,964)
S&P/TSX 60 Index	136	December 2016	17,730,432	103,692
Silver Futures	7	December 2016	672,490	(28,634)
Soybean Futures	1	November 2016	47,700	(6,918)
SPI 200 Index	25	December 2016	2,590,710	4,352
Sugar #11 (World) Futures	24	February 2017	618,240	56,376
TSE TOPIX Index	(411)	December 2016	(53,621,912)	552,652
Wheat Futures	(42)	December 2016	(844,200)	61,122
WTI Crude Oil Futures	(13)	October 2016	(627,120)	(62,564)
10 Year Australian Government Bonds	(44)	December 2016	(4,614,077)	(68,634)
10 Year Canadian Government Bonds	(1)	December 2016	(111,986)	(1,588)
10 Year Japanese Government Bonds	55	December 2016	82,626,103	370,683

TOTAL				$2,331,827

GOLDMAN SACHS DYNAMIC ALLOCATION FUND

Consolidated Schedule of Investments (continued)

September 30, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At September 30, 2016, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

					Market Value
Referenced Obligation	Notional Amount (000’s)	Rates Received (Paid)	Termination Date	Credit Spread on September 30, 2016(a)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Sold:
Markit CDX North America High Yield Index	$72,150	5.000%	06/20/21	3.757%	$1,950,163	$1,854,204
Markit CDX North America Investment Grade Index	53,520	1.000	12/20/21	0.747	615,123	74,517

TOTAL					$2,565,286	$1,928,721

(a)	Credit spread on the Referenced Obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACT

		Rates Exchanged		Market Value
Notional Amount (000’s)(a)	Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

$74,550	12/21/26	1.500%	3 Month LIBOR	$(468,980)	$358,254

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2016.

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Counterparty	Referenced Obligation	Notional Amount (000’s)	Rate Received (Paid)	Termination Date	Unrealized Gain (Loss)(a)

Barclays Bank PLC	S&P GSCI Total Return Index(b)	$3,912	(0.021)%	02/16/17	$87,220
Deutsche Bank AG	FTSE NAREIT Mortgage Index(c)	23,359	(0.653)	06/23/17	1,109,230
JPMorgan Chase Bank, N.A.	S&P GSCI Total Return Index(b)	7,388	(0.000)	02/02/17	323,694

TOTAL					$1,520,144

(a)	There are no upfront payments on the swap contracts listed above, therefore the unrealized gains (losses) on the swap contracts are equal to their market value.
(b)	The Fund receives monthly payments based on any positive monthly return of the Referenced Obligation. The Fund makes payments on any negative monthly return of such Referenced Obligation.
(c)	The Fund receives quarterly payments based on any positive monthly return of the Referenced Obligation. The Fund makes payments on any negative monthly return of such Referenced Obligation.

TAX INFORMATION — At September 30, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$517,284,820

Gross unrealized gain	9,744,281
Gross unrealized loss	(3,924,385)

Net unrealized security gain	$5,819,896

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS DYNAMIC COMMODITY STRATEGY FUND

Consolidated Schedule of Investments

September 30, 2016 (Unaudited)

Shares	Distribution Rate	Value
Investment Company(a)(b) – 89.1%
Goldman Sachs Financial Square Government Fund – Institutional Shares
22,036,786	0.312%	$22,036,786

TOTAL INVESTMENTS – 89.1% (Cost $22,036,786)		$22,036,786

OTHER ASSETS IN EXCESS OF LIABILITIES – 10.9%		2,690,866

NET ASSETS – 100.0%		$24,727,652

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated issuer.

(b)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on September 30, 2016.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS DYNAMIC COMMODITY STRATEGY FUND

Consolidated Schedule of Investments (continued)

September 30, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2016, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Brent Crude Futures	6	October 2016	$301,140	$3,768
WTI Crude Oil Futures	21	October 2016	1,013,040	16,532
Natural Gas Futures	26	February 2017	839,800	(29,451)
Soybean Futures	30	November 2016	1,431,000	(13,232)
2 Year U.S. Treasury Notes	(1)	December 2016	(218,469)	(258)
5 Year U.S. Treasury Notes	(1)	December 2016	(121,516)	(127)

TOTAL				$(22,768)

SWAP CONTRACTS — At September 30, 2016, the Fund had the following swap contracts:

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS(a)

Counterparty	Referenced Obligation	Notional Amount (000’s)	Rate Received (Paid)	Termination Date	Unrealized Gain (Loss)(b)

Merrill Lynch International	Bloomberg Brent Crude Subindex	$153	(0.150)%	03/16/17	$3,245
	Bloomberg Coffee Subindex	558	(0.180)	03/16/17	20,912
	Bloomberg Copper Subindex	598	(0.180)	03/16/17	38,507
	Bloomberg Cotton Subindex	366	(0.180)	03/16/17	9,837
	Bloomberg Gold Subindex	2,854	(0.180)	03/16/17	864
	Bloomberg Heating Oil Subindex	809	(0.150)	03/16/17	19,956
	Bloomberg Kansas Wheat Subindex	195	(0.180)	03/16/17	9,176
	Bloomberg Lean Hogs Subindex	479	(0.200)	03/16/17	(101,446)
	Bloomberg Live Cattle Subindex	602	(0.200)	03/16/17	(46,541)
	Bloomberg Natural Gas Subindex	429	(0.150)	03/16/17	(6,348)
	Bloomberg Nickel Subindex	559	(0.180)	03/16/17	41,510
	Bloomberg Silver Subindex	1,164	(0.180)	03/16/17	33,552
	Bloomberg Soybean Meal Subindex	401	(0.180)	03/16/17	(11,895)
	Bloomberg Soybean Oil Subindex	977	(0.180)	03/16/17	8,691
	Bloomberg Soybeans Subindex	1,346	(0.180)	03/16/17	4,394
	Bloomberg Sugar Subindex	1,083	(0.180)	03/16/17	94,557
	Bloomberg Unleaded Gasoline Subindex	846	(0.150)	03/16/17	61,723
	Bloomberg Wheat Subindex	562	(0.180)	03/16/17	13,896
	Bloomberg WTI Crude Oil Subindex	874	(0.130)	03/15/17	23,160
	Bloomberg Zinc Subindex	2,047	(0.180)	03/16/17	53,858
UBS AG	Bloomberg Brent Crude Subindex	1,801	(0.130)	03/15/17	38,226
	Bloomberg Heating Oil Subindex	238	(0.150)	03/15/17	5,873
	Bloomberg Natural Gas Subindex	999	(0.180)	03/15/17	(14,797)
	Bloomberg Unleaded Gasoline Subindex	109	(0.150)	03/15/17	7,970

TOTAL					$308,880

(a)	The Fund receives monthly payments based on any positive monthly return of the Referenced Obligation. The Fund makes payments on any negative monthly return of such Referenced Obligation.
(b)	There are no upfront payments on the swap contracts listed above, therefore the unrealized gains (losses) on the swap contracts are equal to their market value.

TAX INFORMATION — At September 30, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$22,036,786

Gross unrealized gain	—
Gross unrealized loss	—

Net unrealized security loss	$—

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Schedule of Investments

September 30, 2016 (Unaudited)

Shares	Distribution Rate	Value
Investment Company(a)(b) – 79.0%
Goldman Sachs Financial Square Government Fund – Institutional Shares
144,431,506	0.312%	$144,431,506
(Cost $144,431,506)

TOTAL INVESTMENTS – 79.0% (Cost $144,431,506)		$144,431,506

OTHER ASSETS IN EXCESS OF LIABILITIES – 21.0%		38,305,925

NET ASSETS – 100.0%		$182,737,431

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on September 30, 2016.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
BA	— Banker Acceptance Rate
BUBOR	— Budapest Interbank Offered Rate
EURIBOR	— Euro Interbank Offered Rate
JIBAR	— Johannesburg Interbank Agreed Rate
LIBOR	— London Interbank Offered Rate
PRIBOR	— Prague Interbank Offered Rate
STIBOR	— Stockholm Interbank Offered Rate
TIIE	— Interbank Equilibrium Interest Rate
WIBOR	— Warsaw Interbank Offered Rate

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
COP	— Colombian Peso
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
TRY	— Turkish Lira
USD	— United States Dollar
ZAR	— South African Rand

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Schedule of Investments (continued)

September 30, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2016, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Current Value	Unrealized Gain

Morgan Stanley Co., Inc.	AUD	340,000	USD	258,126	12/21/16	$259,750	$1,625
	BRL	12,180,000	USD	3,719,368	10/04/16	3,745,215	25,847
	CHF	89,000	USD	91,618	12/21/16	92,062	443
	CLP	6,550,000,000	USD	9,807,737	12/21/16	9,894,279	86,542
	COP	88,000,000	USD	29,770	12/21/16	30,109	339
	CZK	38,473,000	USD	1,606,604	12/21/16	1,607,840	1,236
	EUR	4,433,000	USD	4,990,611	12/21/16	4,998,317	7,706
	GBP	816,000	USD	1,057,157	12/21/16	1,059,431	2,273
	HUF	1,301,467,000	USD	4,746,963	12/21/16	4,749,197	2,235
	IDR	115,740,000,000	USD	8,740,829	12/21/16	8,804,573	63,744
	INR	618,000,000	USD	9,151,834	12/21/16	9,173,947	22,113
	JPY	792,360,000	USD	7,820,373	12/21/16	7,841,847	21,474
	KRW	540,000,000	USD	488,913	12/21/16	489,903	989
	MXN	9,750,000	USD	491,729	12/21/16	498,421	6,692
	NOK	41,200,000	USD	5,042,914	12/21/16	5,154,617	111,703
	NZD	1,080,000	USD	778,270	12/21/16	783,987	5,717
	PLN	19,854,000	USD	5,160,706	12/21/16	5,184,306	23,600
	RUB	280,000,000	USD	4,248,756	12/21/16	4,370,909	122,153
	USD	3,589,189	BRL	11,620,000	10/04/16	3,573,021	16,168
	USD	61,360	CAD	80,000	12/21/16	61,013	347
	USD	510,244	CHF	492,000	12/21/16	508,924	1,320
	USD	339,789	CZK	8,095,000	12/21/16	338,302	1,487
	USD	4,238,987	EUR	3,754,000	12/21/16	4,232,727	6,259
	USD	616,986	GBP	475,000	10/03/16	615,671	1,315
	USD	11,856,653	GBP	8,906,250	12/21/16	11,563,182	293,473
	USD	40,842	JPY	4,100,000	12/21/16	40,577	265
	USD	4,669,384	MXN	87,654,000	12/21/16	4,480,879	188,505
	USD	2,049,644	MYR	8,340,000	12/21/16	2,016,627	33,017
	USD	219,683	NZD	300,000	12/21/16	217,774	1,909
	USD	13,083,134	SEK	110,058,600	12/21/16	12,881,623	201,511
	USD	329,187	TRY	1,000,000	12/21/16	327,973	1,214
	ZAR	48,460,000	USD	3,374,703	12/21/16	3,477,096	102,393

TOTAL							$1,355,614

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Schedule of Investments (continued)

September 30, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Current Value	Unrealized Loss

Morgan Stanley Co., Inc.	AUD	10,800,000	USD	8,264,131	12/21/16	$8,250,897	$(13,233)
	BRL	800,000	USD	250,360	10/04/16	245,991	(4,369)
	BRL	12,060,000	USD	3,694,170	11/03/16	3,675,764	(18,405)
	CAD	10,249,000	USD	7,951,273	12/21/16	7,816,576	(134,698)
	CHF	111,000	USD	115,171	12/21/16	114,818	(353)
	COP	8,514,000,000	USD	2,954,711	12/21/16	2,913,074	(41,637)
	CZK	67,970,000	USD	2,852,851	12/21/16	2,840,561	(12,291)
	EUR	2,799,000	USD	3,159,179	12/21/16	3,155,943	(3,236)
	GBP	4,590,000	USD	6,027,267	12/21/16	5,959,297	(67,970)
	HUF	536,000,000	USD	1,963,498	12/21/16	1,955,923	(7,574)
	INR	6,000,000	USD	89,153	12/21/16	89,067	(86)
	JPY	68,800,000	USD	683,907	12/21/16	680,901	(3,006)
	KRW	6,960,000,000	USD	6,372,388	12/21/16	6,314,300	(58,089)
	MXN	860,000	USD	44,634	12/21/16	43,963	(671)
	MYR	18,480,000	USD	4,536,698	12/21/16	4,468,496	(68,201)
	NZD	9,580,000	USD	7,105,621	12/21/16	6,954,255	(151,366)
	SEK	12,964,000	USD	1,531,442	12/21/16	1,517,349	(14,091)
	TRY	18,830,000	USD	6,270,315	12/21/16	6,175,747	(94,568)
	USD	256,114	AUD	340,000	12/21/16	259,750	(3,637)
	USD	412,929	BRL	1,360,000	10/04/16	418,184	(5,255)
	USD	7,313,552	CAD	9,651,000	12/21/16	7,360,502	(46,950)
	USD	4,322,677	CLP	2,900,000,000	12/21/16	4,380,674	(57,997)
	USD	87,185	COP	264,000,000	12/21/16	90,328	(3,143)
	USD	571,627	EUR	509,000	10/03/16	571,785	(157)
	USD	2,490,464	EUR	2,211,000	12/21/16	2,492,958	(2,494)
	USD	448,249	GBP	346,000	12/21/16	449,219	(970)
	USD	203,108	HUF	56,000,000	12/21/16	204,350	(1,242)
	USD	756,595	IDR	10,080,000,000	12/21/16	766,806	(10,211)
	USD	294,807	INR	20,000,000	12/21/16	296,892	(2,084)
	USD	1,077,424	JPY	109,084,000	12/21/16	1,079,585	(2,161)
	USD	626,901	KRW	700,000,000	12/21/16	635,060	(8,158)
	USD	408,224	MXN	8,152,000	12/21/16	416,731	(8,507)
	USD	8,864,081	MYR	36,840,000	12/21/16	8,907,976	(43,895)
	USD	492,918	PLN	1,903,000	12/21/16	496,915	(3,997)
	USD	150,308	RUB	10,000,000	12/21/16	156,104	(5,796)
	USD	550,385	ZAR	7,900,000	12/21/16	566,840	(16,454)
	ZAR	140,000	USD	10,052	12/21/16	10,045	(7)

TOTAL							$(916,959)

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Schedule of Investments (continued)

September 30, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At September 30, 2016, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Amsterdam Index	52	October 2016	$5,281,812	$20,028
BIST 30 Index	(1,459)	October 2016	(4,578,518)	70,060
Brent Crude Futures	(4)	October 2016	(200,760)	(17,808)
CAC 40 Index	104	October 2016	5,191,270	6,725
Coffee ‘C’ Futures	20	December 2016	1,136,625	34,290
Cotton No. 2 Futures	36	December 2016	1,225,440	(24,025)
DAX Index	17	December 2016	5,018,917	29,279
DJIA Mini E-CBOT	37	December 2016	3,370,515	(25,710)
Feeder Cattle Futures	(17)	November 2016	(1,017,025)	64,921
FTSE 100 Index	65	December 2016	5,777,426	71,722
FTSE/JSE Top 40 Index	(180)	December 2016	(6,024,310)	54,481
FTSE/MIB Index	15	December 2016	1,378,098	(452)
Gasoline RBOB Futures	(11)	October 2016	(675,952)	(55,508)
Gold 100 oz. Futures	45	December 2016	5,926,950	(47,272)
Hang Seng Index	36	October 2016	5,410,165	(10,371)
Hard Red Winter Wheat Futures	(38)	December 2016	(789,450)	41,366
H-Shares Index	56	October 2016	3,465,525	(51,243)
IBEX 35 Index	34	October 2016	3,346,779	(4,369)
KOSPI 200 Index	68	December 2016	7,970,945	43,253
Lean Hogs Futures	(76)	December 2016	(1,336,840)	328,848
LME Copper Futures	24	October 2016	2,911,800	104,831
LME Copper Futures	(24)	October 2016	(2,911,800)	(126,756)
LME Copper Futures	1	November 2016	121,500	2,548
LME Copper Futures	(22)	November 2016	(2,673,000)	(104,014)
LME Lead Futures	40	October 2016	2,116,750	294,587
LME Lead Futures	(40)	October 2016	(2,116,750)	(186,844)
LME Lead Futures	46	November 2016	2,438,000	218,842
LME Lead Futures	(1)	November 2016	(53,000)	(4,002)
LME Nickel Futures	17	October 2016	1,074,672	2,846
LME Nickel Futures	(17)	October 2016	(1,074,672)	(36,862)
LME Nickel Futures	(10)	November 2016	(633,120)	(21,744)
LME Nickel Futures	25	November 2016	1,582,800	40,255
LME Primary Aluminum Futures	45	October 2016	1,872,844	29,451
LME Primary Aluminum Futures	(45)	October 2016	(1,872,844)	(83,075)
LME Primary Aluminum Futures	(112)	November 2016	(4,672,500)	(270,213)
LME Primary Aluminum Futures	48	November 2016	2,002,500	84,712
LME Zinc Futures	34	October 2016	2,015,350	87,608
LME Zinc Futures	(34)	October 2016	(2,015,350)	(29,830)
LME Zinc Futures	36	November 2016	2,137,725	34,215
LME Zinc Futures	(1)	November 2016	(59,381)	(3,096)
Low Sulphur Gas Oil Futures	(27)	November 2016	(1,208,925)	(94,289)
MSCI Taiwan Index	178	October 2016	6,082,260	(29,661)
NASDAQ 100 E-mini Index	31	December 2016	3,019,555	45,535
Natural Gas Futures	53	October 2016	1,540,180	(13,462)
Nikkei 225 Index	(1)	December 2016	(162,221)	3,005
NY Harbor ULSD Futures	(14)	October 2016	(904,520)	(77,005)
OMX Stockholm 30 Index	323	October 2016	5,416,090	34,013
Russell 2000 Mini Index	20	December 2016	2,496,600	(3,732)
S&P 500 E-Mini Index	59	December 2016	6,373,180	(11,298)
S&P/TSX 60 Index	48	December 2016	6,257,799	5,607
SET50 Index	1,255	December 2016	6,847,628	13,994
SGX Nifty 50 Equity Index	380	October 2016	6,574,760	(137,770)
Silver Futures	33	December 2016	3,170,310	(170,931)
SPI 200 Index	47	December 2016	4,870,534	25,786
Sugar #11 (World) Futures	43	February 2017	1,107,680	96,986
TSE TOPIX Index	18	December 2016	2,348,405	3,484
Wheat Futures	(39)	December 2016	(783,900)	56,219
WTI Crude Oil Futures	(22)	October 2016	(1,061,280)	(51,921)

TOTAL				$256,234

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Schedule of Investments (continued)

September 30, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At September 30, 2016, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

				Rates Exchanged		Market Value
	Notional Amount (000’s)(a)		Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	EUR	460,270	12/21/17	0.000%	6 Month EURIBOR	$45,542	$1,054,282
	GBP	404,210	12/21/17	0.500	6 Month LIBOR	(1,100,239)	1,417,306
	SEK	4,474,220	12/21/17	0.000	3 Month STIBOR	754,025	1,842,723
		$217,320	12/21/17	3 Month LIBOR	1.100%	(321,250)	69,246
	EUR	106,700	12/21/18	6 Month EURIBOR	0.000	1,059	(540,252)
	GBP	74,740	12/21/18	6 Month LIBOR	0.750	470,394	(1,108,130)
	JPY	13,380,680	12/21/18	6 Month LIBOR	0.000	296	(309,104)
		$9,180	12/21/18	3 Month LIBOR	1.250	(35,211)	(2,143)
	CZK	321,260	03/15/22	0.500	6 Month PRIBOR	(10,929)	105,578
	MXN	220,000	03/15/22	1 Month TIIE	5.750	200,522	24,891
	PLN	26,190	03/15/22	2.000	6 Month WIBOR	(13,889)	15,699
	ZAR	158,930	03/15/22	8.000	3 Month JIBAR	(361,498)	476,079
	HUF	5,220,150	03/16/22	1.250	6 Month BUBOR	(346,370)	392,261
	CAD	9,450	12/21/26	1.250	3 Month BA	(191,926)	162,894
	CHF	5,060	12/21/26	0.000	6 Month LIBOR	(11,865)	166,803
	EUR	73,870	12/21/26	0.500	6 Month EURIBOR	(204,438)	1,818,226
	GBP	61,560	12/21/26	1.000	6 Month LIBOR	(579,131)	2,088,776
	JPY	3,284,400	12/21/26	0.250	6 Month LIBOR	(5,920)	650,307
	SEK	114,900	12/21/26	0.750	3 Month STIBOR	(338,270)	431,970
		$14,620	12/21/26	3 Month LIBOR	1.500	24,725	—
	EUR	14,670	12/21/46	6 Month EURIBOR	1.000	(38,882)	(1,004,562)
	GBP	13,150	12/21/46	6 Month LIBOR	1.500	(1,327,595)	(805,346)
	JPY	38,850	12/21/46	0.500	6 Month LIBOR	841	2,929
		$9,180	12/21/46	2.000	3 Month LIBOR	502,005	(142,522)

TOTAL						$(2,888,004)	$6,807,911

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2016.

TAX INFORMATION — At September 30, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$144,431,506

Gross unrealized gain	—
Gross unrealized loss	—

Net unrealized security loss	$—

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SELECT SATELLITE FUNDS

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establish a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”)’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the net asset value (“NAV”) per share of the Institutional Share class on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

GOLDMAN SACHS SELECT SATELLITE FUNDS

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. As of the date of the financial statements, short-term debt obligations that matured in sixty days or less and that did not exhibit signs of credit deterioration were valued at amortized cost, which approximated fair value. Effective October 11, 2016, short-term debt obligations that mature in sixty days or less are valued using available market quotations as provided by a third party pricing vendor or broker. With the exception of treasury securities of G8 countries (not held in money market funds), which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Commodity Index-Linked Structured Notes — The value of a commodity index-linked structured note is based on the price movements of a commodity index. The value of these notes will rise and fall in response to changes in the underlying commodity index. These notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying index. Commodity index-linked investments may be more volatile and less liquid than the underlying index, and their value may be affected by the performance of commodities as well as other factors including liquidity, quality, maturity and other economic variables. These notes are subject to prepayment, credit and interest rate risks. These notes have an automatic redemption feature if the underlying index declines from the purchase date by the amount specified in the agreement. A Fund has the option to request prepayment from the issuer at any time. Interim payments received (paid) are recorded as net realized gains (losses), and at maturity, or when a structured note is sold, a Fund records a realized gain or loss.

ii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

iii. Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold. The Funds account for mortgage dollar roll transactions as purchases and sales and realize gains and losses on these transactions.

iv. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

v. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement which may result in a realized gain or loss.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Funds enter into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular

GOLDMAN SACHS SELECT SATELLITE FUNDS

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options Contracts — When a Fund writes call or put option contracts, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”)(“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

GOLDMAN SACHS SELECT SATELLITE FUNDS

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

A total return swap is an agreement that gives a Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

Short Term Investments — As of the date of the financial statements, short-term investments having a maturity of 60 days or less were valued at amortized cost which approximated fair market value. Effective October 11, 2016, such securities are valued using available market quotations as provided by a third party pricing vendor or broker. These investments are classified as Level 2 of the fair value hierarchy.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of September 30, 2016:

ABSOLUTE RETURN TRACKER

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
North America	$101,572,194	$—	$—
Exchange Traded Funds	97,254,241	—	—
Investment Company	684,121,889	—	—
Securities Lending Reinvestment Vehicle	14,048,200	—	—
Total	$896,996,524	$—	$—

Derivative Type
Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$98,721	$—
Futures Contracts	4,182,594	—	—
Credit Default Swap Contract	—	793,316	—
Total Return Swap Contracts	—	409,986	—
Total	$4,182,594	$1,302,023	$—
Liabilities
Forward Foreign Currency Exchange Contracts(b)	$—	$(266,886)	$—
Futures Contracts(b)	(1,100,095)	—	—
Written Options	(1,372,801)	—	—
Total	$(2,472,896)	$(266,886)	$—

COMMODITY STRATEGY

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Mortgage-Backed Obligations	$—	$58,411,694	$—
Asset-Backed Securities	—	147,665	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	113,074,881	—	—
Investment Company	153,070,617	—	—
Total	$266,145,498	$58,559,359	$—
Liabilities
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(2,110,625)	$—

Derivative Type
Assets(b)
Futures Contracts	$552,165	$—	$—
Total Return Swap Contracts	—	16,568,137	—
Total	$552,165	$16,568,137	$—
Liabilities(b)
Futures Contracts	$(341,362)	$—	$—

GOLDMAN SACHS SELECT SATELLITE FUNDS

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

DYNAMIC ALLOCATION

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$—	$59,700,814	$—
Europe	—	9,016,330	—
North America	91,465,802	—	—
Investment Company	335,596,198	—	—
Fixed Income
U.S. Treasury Obligations and/or Other U.S. Government Agencies	23,021,264	—	—
Commodity Index-Linked Structured Notes	—	2,771,533	—
Securities Lending Reinvestment Vehicle	1,532,775	—	—
Total	$451,616,039	$71,488,677	$—

Derivative Type
Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$90,615	$—
Futures Contracts	3,233,504	—	—
Credit Default Swap Contracts	—	1,928,721	—
Interest Rate Swap Contract	—	358,254	—
Total Return Swap Contracts	—	1,520,144	—
Total	$3,233,504	$3,897,734	$—
Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(263,972)	$—
Futures Contracts	(901,677)	—	—
Credit Default Swap Contracts	—	—	—
Interest Rate Swap Contracts	—	—	—
Total Return Swap Contracts	—	—	—
Total	$(901,677)	$(263,972)	$—

DYNAMIC COMMODITY STRATEGY

Investment Type	Level 1	Level 2	Level 3
Assets
Investment Company	$22,036,786	$—	$—

Derivative Type
Assets(b)
Futures Contracts	$20,300	$—	$—
Total Return Swap Contracts	—	489,907	—
Total	$20,300	$489,907	$—
Liabilities(b)
Futures Contracts	$(43,068)	$—	$—
Total Return Swap Contracts	—	(181,027)	—
Total	$(43,068)	$(181,027)	$—

MANAGED FUTURES STRATEGY

Investment Type	Level 1	Level 2	Level 3
Assets
Investment Company	$144,431,506	$—	$—

Derivative Type
Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$1,355,614	$—
Futures Contracts	1,949,497	—	—
Interest Rate Swap Contracts	—	10,719,970	—
Total	$1,949,497	$12,075,584	$—
Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(916,959)	$—
Futures Contracts	(1,693,263)	—	—
Interest Rate Swap Contracts	—	(3,912,059)	—
Total	$(1,693,263)	$(4,829,018)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in the table. The Funds utilize fair value model prices provided by an independent fair value service for certain international equity securities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS SELECT SATELLITE FUNDS

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Schedules of Investments.

Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Absolute Return Tracker and Dynamic Allocation Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Money Market Fund (“Money Market Fund”), an affiliated series of the Trust. The Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive an investment advisory fee of up to 0.205% on an annualized basis of the average daily net assets of the Money Market Fund.

Both the Funds and GSAL received compensation relating to the lending of the Funds’ securities.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — Loss may result from the Funds investments in derivative instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. Losses from investments in derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in

GOLDMAN SACHS SELECT SATELLITE FUNDS

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with increasing rates are heightened given that interest rates are near historic lows, but are expected to increase in the future with unpredictable effects on the markets and a Fund’s investments.

Investments in Other Investment Companies — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-Diversification Risk — The Funds (except for the Absolute Return Tracker Fund) are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Short Position Risk — A Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that a Fund may purchase for investment. Taking short positions involves leverage of a Fund’s assets and presents various risks. If the value of the underlying instrument or market in which a Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited.

Tax Risk — The Funds will seek to gain exposure to the commodity markets primarily through investments in the Subsidiaries and/or commodity index-linked structured notes, as applicable. Historically, the Internal Revenue Service (“IRS”) issued private letter rulings (“PLRs”) in which the IRS specifically concluded that income and gains from investments in commodity index-linked structured notes or a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Code. The IRS has issued such PLRs to the Absolute Return Tracker, Commodity Strategy and Dynamic Allocation Funds. Based on such rulings, these Funds may seek to gain exposure to the commodity markets through investments in commodity-linked notes and/or subsidiaries. The Dynamic Commodity Strategy and Managed Futures Strategy Funds have not received a PLR, and are not able to rely on PLRs issued to

GOLDMAN SACHS SELECT SATELLITE FUNDS

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

other taxpayers. Additionally, the IRS has suspended the granting of such PLRs, pending review of its position on this matter. In light of this, the Dynamic Commodity Strategy and Managed Futures Strategy Funds have obtained an opinion of counsel that the Funds’ income from such investments should constitute “qualifying income.” However, no assurances can be provided that the IRS would not be able to successfully assert that a Fund’s income from such investments was not “qualifying income”, in which case the Fund would fail to qualify as regulated investment company (“RIC”) under Subchapter M of the Code if over 10% of its gross income was derived from these investments. If a Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates. This would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments

September 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 98.1%
Automobiles & Components – 1.4%
1,088,700	Ford Motor Co.	$ 13,140,609
583,800	General Motors Co.	18,547,326

		31,687,935

Banks – 6.7%
904,081	Bank of America Corp.	14,148,868
199,600	BB&T Corp.	7,528,912
17,301	Cullen/Frost Bankers, Inc.	1,244,577
541,529	JPMorgan Chase & Co.	36,060,416
853,200	New York Community Bancorp, Inc.(a)	12,141,036
289,500	PacWest Bancorp	12,422,445
1,340,600	People’s United Financial, Inc.(b)	21,208,292
223,200	U.S. Bancorp	9,573,048
805,100	Wells Fargo & Co.(b)	35,649,828

		149,977,422

Capital Goods – 6.7%
115,700	3M Co.	20,389,811
6,500	A.O. Smith Corp.	642,135
4,300	Allison Transmission Holdings, Inc.	123,324
158,100	Caterpillar, Inc.	14,034,537
223,000	Eaton Corp. PLC	14,653,330
204,600	Emerson Electric Co.	11,152,746
1,422,163	General Electric Co.(b)	42,124,468
54,900	Honeywell International, Inc.	6,400,791
12,500	KBR, Inc.	189,125
68,036	Lockheed Martin Corp.	16,309,590
103,600	The Boeing Co.	13,648,264
21,600	The Timken Co.	759,024
91,200	United Technologies Corp.	9,265,920
2,100	Watsco, Inc.	295,890

		149,988,955

Commercial & Professional Services – 0.8%
608,000	Covanta Holding Corp.	9,357,120
75,800	KAR Auction Services, Inc.	3,271,528
17,500	ManpowerGroup, Inc.	1,264,550
299,500	R.R. Donnelley & Sons Co.	4,708,140

		18,601,338

Consumer Durables & Apparel – 1.5%
134,700	Coach, Inc.	4,924,632
164,700	Garmin Ltd.	7,923,717
264,200	Mattel, Inc.	7,999,976
177,900	NIKE, Inc. Class B	9,366,435
64,600	Tupperware Brands Corp.	4,222,902

		34,437,662

Consumer Services – 2.9%
9,400	Brinker International, Inc.	474,042
156,500	Carnival Corp.	7,640,330
92,600	Darden Restaurants, Inc.	5,678,232
7,200	Dunkin’ Brands Group, Inc.	374,976
75,400	Extended Stay America, Inc.	1,070,680
141,747	International Game Technology PLC	3,455,792
165,800	Las Vegas Sands Corp.	9,540,132
183,600	McDonald’s Corp.	21,180,096
110,900	Six Flags Entertainment Corp.	5,945,349
172,697	Starbucks Corp.	9,349,815

Shares	Description	Value
Common Stocks – (continued)
Consumer Services – (continued)
107,000	The Wendy’s Co.	$ 1,155,600
900	Vail Resorts, Inc.	141,192

		66,006,236

Diversified Financials – 3.2%
240,600	Artisan Partners Asset Management, Inc. Class A	6,544,320
70,196	Berkshire Hathaway, Inc. Class B*	10,141,216
9,800	BlackRock, Inc.	3,552,108
32,300	Eaton Vance Corp.	1,261,315
108,700	Federated Investors, Inc. Class B	3,220,781
687,200	Invesco Ltd.	21,488,744
26,900	LPL Financial Holdings, Inc.(c)	804,579
2,600	MarketAxess Holdings, Inc.	430,534
198,521	Morgan Stanley	6,364,583
552,700	Navient Corp.	7,997,569
138,601	NorthStar Asset Management Group, Inc.	1,792,126
5,600	TD Ameritrade Holding Corp.	197,344
186,000	Thomson Reuters Corp.	7,696,680

		71,491,899

Energy – 7.0%
22,500	Antero Resources Corp.*	606,375
34,900	Cheniere Energy, Inc.*	1,521,640
210,800	Chevron Corp.	21,695,536
202,200	ConocoPhillips	8,789,634
33,800	CONSOL Energy, Inc.(c)	648,960
22,758	Continental Resources, Inc.*	1,182,505
41,000	Diamondback Energy, Inc.*	3,958,140
2,100	Dril-Quip, Inc.*	117,054
51,500	Energen Corp.	2,972,580
127,300	EOG Resources, Inc.	12,311,183
445,000	Exxon Mobil Corp.	38,839,600
35,900	Gulfport Energy Corp.*	1,014,175
199,800	Halliburton Co.	8,967,024
21,800	HollyFrontier Corp.	534,100
226,000	Kinder Morgan, Inc.	5,227,380
35,800	Kosmos Energy Ltd.*	229,478
24,200	Laredo Petroleum, Inc.*(c)	312,180
8,000	Nabors Industries Ltd.	97,280
149,300	Occidental Petroleum Corp.	10,886,956
47,100	Parsley Energy, Inc. Class A*	1,578,321
9,000	Patterson-UTI Energy, Inc.	201,330
26,900	PBF Energy, Inc. Class A	609,016
68,302	Phillips 66	5,501,726
46,500	QEP Resources, Inc.	908,145
11,937	Range Resources Corp.	462,559
47,200	Rice Energy, Inc.*	1,232,392
16,200	Rowan Companies PLC Class A	245,592
184,400	Schlumberger Ltd.	14,501,216
32,748	SM Energy Co.	1,263,418
4,900	Superior Energy Services, Inc.	87,710
40,200	Targa Resources Corp.	1,974,222
117,400	The Williams Companies, Inc.	3,607,702
50,100	Valero Energy Corp.	2,655,300
77,100	Weatherford International PLC*(c)	433,302
93,535	Whiting Petroleum Corp.*	817,496
20,100	World Fuel Services Corp.	929,826
66,300	WPX Energy, Inc.*	874,497

		157,795,550

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Food & Staples Retailing – 1.8%
126,278	CVS Health Corp.	$ 11,237,479
139,300	Sysco Corp.	6,827,093
112,200	Walgreens Boots Alliance, Inc.	9,045,564
198,100	Wal-Mart Stores, Inc.	14,286,972

		41,397,108

Food, Beverage & Tobacco – 5.7%
203,700	Altria Group, Inc.(b)	12,879,951
17,500	Bunge Ltd.	1,036,525
149,600	Coca-Cola European Partners PLC	5,969,040
119,300	Flowers Foods, Inc.(c)	1,803,816
205,300	General Mills, Inc.	13,114,564
81,000	Kellogg Co.	6,275,070
185,200	PepsiCo, Inc.	20,144,204
145,000	Philip Morris International, Inc.	14,096,900
47,200	Pinnacle Foods, Inc.	2,368,024
257,700	Reynolds American, Inc.	12,150,555
608,000	The Coca-Cola Co.(b)	25,730,560
134,100	The Kraft Heinz Co.	12,003,291

		127,572,500

Health Care Equipment & Services – 3.9%
513,941	Abbott Laboratories	21,734,565
5,400	ABIOMED, Inc.*	694,332
16,000	Acadia Healthcare Co., Inc.*	792,800
77,600	Anthem, Inc.	9,724,056
124,400	Cardinal Health, Inc.	9,665,880
13,423	DexCom, Inc.*	1,176,660
16,200	Envision Healthcare Holdings, Inc.*	360,774
27,900	Hill-Rom Holdings, Inc.	1,729,242
299,654	Medtronic PLC	25,890,106
4,600	ResMed, Inc.	298,034
117,700	UnitedHealth Group, Inc.	16,478,000
8,500	Veeva Systems, Inc. Class A*	350,880
600	West Pharmaceutical Services, Inc.	44,700

		88,940,029

Household & Personal Products – 1.8%
106,500	Kimberly-Clark Corp.	13,433,910
3,000	Nu Skin Enterprises, Inc. Class A	194,340
308,099	The Procter & Gamble Co.	27,651,885

		41,280,135

Insurance – 2.9%
3,000	Allied World Assurance Co. Holdings AG	121,260
123,400	American International Group, Inc.	7,322,556
5,000	American National Insurance Co.	609,800
171,500	Arthur J. Gallagher & Co.	8,724,205
1,300	Erie Indemnity Co. Class A	132,691
96,700	First American Financial Corp.	3,798,376
199,800	Mercury General Corp.	10,959,030
310,300	MetLife, Inc.	13,786,629
414,701	Old Republic International Corp.	7,307,032
145,400	Prudential Financial, Inc.	11,871,910
4,000	Validus Holdings Ltd.	199,280

		64,832,769

Shares	Description	Value
Common Stocks – (continued)
Materials – 2.1%
1,400	Cabot Corp.	$ 73,374
1,100	Celanese Corp. Series A	73,216
90,400	Domtar Corp.	3,356,552
113,100	Huntsman Corp.	1,840,137
183,700	International Paper Co.	8,813,926
185,301	LyondellBasell Industries NV Class A	14,946,318
22,800	Packaging Corp. of America	1,852,728
301	RPM International, Inc.	16,142
317,102	The Dow Chemical Co.	16,435,397
1,400	The Scotts Miracle-Gro Co. Class A	116,578

		47,524,368

Media – 2.4%
55,900	Cinemark Holdings, Inc.	2,139,852
231,258	Comcast Corp. Class A	15,341,656
4,800	John Wiley & Sons, Inc. Class A	247,728
176,100	Regal Entertainment Group Class A(c)	3,830,175
112,700	The Walt Disney Co.	10,465,322
161,400	Time Warner, Inc.	12,849,054
19,600	Tribune Media Co. Class A	715,792
9,300	Viacom, Inc. Class A	398,226
226,400	Viacom, Inc. Class B	8,625,840

		54,613,645

Pharmaceuticals, Biotechnology & Life Sciences – 9.8%
356,685	AbbVie, Inc.(a)(b)	22,496,123
7,700	ACADIA Pharmaceuticals, Inc.*(c)	244,937
1,900	Agios Pharmaceuticals, Inc.*(c)	100,358
1,200	Akorn, Inc.*	32,712
11,000	Alkermes PLC*	517,330
39,239	Allergan PLC*	9,037,134
10,300	Alnylam Pharmaceuticals, Inc.*	698,134
119,900	Amgen, Inc.	20,000,519
6,782	BioMarin Pharmaceutical, Inc.*	627,471
6,900	Bio-Techne Corp.	755,550
281,500	Bristol-Myers Squibb Co.	15,178,480
64,800	Bruker Corp.	1,467,720
73,999	Celgene Corp.*	7,735,115
12,800	Charles River Laboratories International, Inc.*	1,066,752
209,800	Eli Lilly & Co.	16,838,548
225,600	Gilead Sciences, Inc.	17,849,472
12,400	Incyte Corp.*	1,169,196
3,226	Intercept Pharmaceuticals, Inc.*(c)	530,967
4,700	Intrexon Corp.*(c)	131,694
16,200	Ionis Pharmaceuticals, Inc.*(c)	593,568
295,500	Johnson & Johnson	34,907,415
100	Juno Therapeutics, Inc.*	3,001
382,650	Merck & Co., Inc.	23,881,187
5,900	Neurocrine Biosciences, Inc.*	298,776
1,273,200	Pfizer, Inc.(b)	43,123,284
14,100	Quintiles Transnational Holdings, Inc.*	1,142,946
100	Seattle Genetics, Inc.*	5,401

		220,433,790

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Real Estate Investment Trusts – 2.8%
7,800	American Campus Communities, Inc.	$ 396,786
67,901	American Tower Corp.	7,695,119
99,200	CubeSmart	2,704,192
43,600	CyrusOne, Inc.	2,074,052
1,100	DCT Industrial Trust, Inc.	53,405
10,200	Duke Realty Corp.	278,766
18,000	Equinix, Inc.	6,484,500
19,000	Equity LifeStyle Properties, Inc.	1,466,420
88,000	Equity Residential	5,661,040
25,500	Essex Property Trust, Inc.	5,678,850
73,200	Extra Space Storage, Inc.	5,812,812
16,101	Healthcare Trust of America, Inc. Class A	525,198
11,200	Kilroy Realty Corp.	776,720
16,500	Life Storage, Inc.	1,467,510
12,200	Mid-America Apartment Communities, Inc.	1,146,678
24,000	Omega Healthcare Investors, Inc.	850,800
5,500	Post Properties, Inc.	363,715
16,600	Public Storage	3,704,124
19,000	Regency Centers Corp.	1,472,310
61,300	Simon Property Group, Inc.	12,689,713
35,700	Spirit Realty Capital, Inc.	475,881
18,601	Sun Communities, Inc.	1,459,809
4,600	Weingarten Realty Investors	179,308

		63,417,708

Retailing – 4.8%
43,700	Amazon.com, Inc.*	36,590,447
95,300	GameStop Corp. Class A	2,629,327
119,000	Kohl’s Corp.	5,206,250
141,400	L Brands, Inc.	10,006,878
108,100	Lowe’s Companies, Inc.	7,805,901
173,000	Macy’s, Inc.	6,409,650
52,986	Netflix, Inc.*	5,221,770
29,500	Penske Automotive Group, Inc.(c)	1,421,310
100,800	Target Corp.	6,922,944
195,800	The Home Depot, Inc.	25,195,544
13,100	Williams-Sonoma, Inc.	669,148

		108,079,169

Semiconductors & Semiconductor Equipment – 3.8%
229,300	Analog Devices, Inc.	14,778,385
398,700	Cypress Semiconductor Corp.	4,848,192
570,300	Intel Corp.	21,528,825
261,300	Maxim Integrated Products, Inc.	10,433,709
1,100	NXP Semiconductors NV*	112,211
290,000	QUALCOMM, Inc.	19,865,000
213,749	Texas Instruments, Inc.	15,000,905

		86,567,227

Software & Services – 11.3%
83,100	Accenture PLC Class A	10,152,327
25,990	Alphabet, Inc. Class A*	20,897,519
26,059	Alphabet, Inc. Class C*	20,255,400
119,700	Automatic Data Processing, Inc.	10,557,540
100	Booz Allen Hamilton Holding Corp.	3,161

Shares	Description	Value
Common Stocks – (continued)
Software & Services – (continued)
24,200	Broadridge Financial Solutions, Inc.	$ 1,640,518
305,500	CA, Inc.	10,105,940
1,900	CDK Global, Inc.	108,984
289,600	Facebook, Inc. Class A*	37,146,992
300	FireEye, Inc.*	4,419
1,700	Fortinet, Inc.*	62,781
25,700	IAC/InterActiveCorp	1,605,479
141,200	International Business Machines Corp.	22,429,620
78,820	Leidos Holdings, Inc.	3,411,330
1,000	LinkedIn Corp. Class A*	191,120
4,400	Manhattan Associates, Inc.*	253,528
1,077,951	Microsoft Corp.(a)(b)	62,089,978
335,179	Oracle Corp.	13,165,831
351,400	Paychex, Inc.	20,335,518
6,400	Sabre Corp.	180,352
3,060	ServiceNow, Inc.*	242,199
17,652	Splunk, Inc.*	1,035,819
2,400	SS&C Technologies Holdings, Inc.	77,160
7,200	Tableau Software, Inc. Class A*	397,944
3,400	Twitter, Inc.*	78,370
221,489	Visa, Inc. Class A	18,317,140
8,230	Workday, Inc. Class A*	754,609
8,500	Yelp, Inc.*	354,450
800	Zillow Group, Inc. Class C*(c)	27,720

		255,883,748

Technology Hardware & Equipment – 5.3%
654,200	Apple, Inc.(b)	73,957,310
49,700	Brocade Communications Systems, Inc.	458,731
940,848	Cisco Systems, Inc.	29,843,699
513,200	HP, Inc.	7,969,996
100,800	Lexmark International, Inc. Class A	4,027,968
74,100	National Instruments Corp.	2,104,440

		118,362,144

Telecommunication Services – 3.6%
1,239,228	AT&T, Inc.(a)(b)	50,325,049
583,100	Verizon Communications, Inc.	30,309,538

		80,634,587

Transportation – 2.3%
157,200	Delta Air Lines, Inc.	6,187,392
90,500	Macquarie Infrastructure Corp.	7,533,220
164,700	Union Pacific Corp.	16,063,191
207,600	United Parcel Service, Inc. Class B	22,703,136

		52,486,939

Utilities – 3.6%
21,400	Avangrid, Inc.	894,092
360,800	CenterPoint Energy, Inc.	8,381,384
210,900	Dominion Resources, Inc.	15,663,543
216,500	Duke Energy Corp.	17,328,660
388,700	PPL Corp.	13,437,359
496,300	The Southern Co.	25,460,190

		81,165,228

TOTAL COMMON STOCKS (Cost $1,980,366,921)		$2,213,178,091

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Shares	Distribution Rate	Value
Investment Company(d)(e) – 0.7%
Goldman Sachs Financial Square Government Fund – Institutional Shares
16,171,919	0.312%	$ 16,171,919
(Cost $16,171,919)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $1,996,538,840)		$2,229,350,010

Securities Lending Reinvestment Vehicle(d)(e) – 0.4%
Goldman Sachs Financial Square Money Market Fund – Institutional Shares
9,325,819	0.479%	$ 9,325,819
(Cost $9,325,819)

TOTAL INVESTMENTS – 99.2% (Cost $2,005,864,659)		$2,238,675,829

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.8%		19,056,656

NET ASSETS – 100.0%		$2,257,732,485

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(b)	All or a portion of security is segregated as collateral for call options written.

(c)	All or a portion of security is on loan.

(d)	Represents an affiliated issuer.

(e)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on September 30, 2016.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2016, the Fund had the following futures contracts:
Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

S&P 500 E-Mini Index	389	December 2016	$42,019,780	$328,238

WRITTEN OPTIONS CONTRACTS — At September 30, 2016, the Fund had the following written options:
Call Options	Number of Contracts	Exercise Price	Expiration Month	Value

S&P 500 Index	1,234	$2,175	October 2016	$(2,838,200)
	1,358	2,175	November 2016	(5,221,510)
	1,358	2,190	December 2016	(5,296,200)

Total (Premiums Received $18,016,260)	3,950			$(13,355,910)

For the period ended September 30, 2016, the Fund had the following written options activity:

	Number of Contracts	Premiums Received

Contracts Outstanding December 31, 2015	3,071	$10,810,872

Contracts written	8,278	34,967,404
Contracts bought to close	(7,399)	(27,762,016)

Contracts Outstanding September 30, 2016	3,950	$18,016,260

TAX INFORMATION — At September 30, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$2,006,685,284

Gross unrealized gain	274,268,997
Gross unrealized loss	(42,278,452)

Net unrealized security gain	$231,990,545

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments

September 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 96.0%
Australia – 8.5%
31,127	ALS Ltd. (Commercial & Professional Services)	$ 143,090
63,826	Alumina Ltd. (Materials)	71,859
323,365	Aurizon Holdings Ltd. (Transportation)	1,169,172
152,999	Australia & New Zealand Banking Group Ltd. (Banks)	3,259,117
68,467	Bendigo and Adelaide Bank Ltd. (Banks)	567,852
50,669	BHP Billiton PLC (Materials)	761,989
146,068	Coca-Cola Amatil Ltd. (Food, Beverage & Tobacco)	1,151,768
12,140	Commonwealth Bank of Australia (Banks)	676,965
721,786	DUET Group (Utilities)	1,389,659
274,113	Harvey Norman Holdings Ltd. (Retailing)	1,097,254
10,311	Iluka Resources Ltd. (Materials)	49,945
472,787	Insurance Australia Group Ltd. (Insurance)	1,991,130
564,746	Metcash Ltd. (Food & Staples Retailing)*	908,010
210,850	National Australia Bank Ltd. (Banks)	4,532,428
105,522	Orica Ltd. (Materials)	1,236,161
19,903	Platinum Asset Management Ltd. (Diversified Financials)	77,019
120,376	Suncorp Group Ltd. (Insurance)	1,123,034
204,610	Tabcorp Holdings Ltd. (Consumer Services)	783,522
545,543	Telstra Corp. Ltd. (Telecommunication Services)	2,175,143
655,162	Vicinity Centres (REIT)	1,597,785
13,750	Wesfarmers Ltd. (Food & Staples Retailing)	466,141
22,071	Woodside Petroleum Ltd. (Energy)	489,375
98,001	Woolworths Ltd. (Food & Staples Retailing)	1,754,586

		27,473,004

Austria – 0.0%
2,800	Voestalpine AG (Materials)	96,799

Belgium – 1.8%
36,348	Anheuser-Busch InBev NV (Food, Beverage & Tobacco)(a)	4,780,047
15,274	Proximus SADP (Telecommunication Services)	456,937
3,951	Solvay SA (Materials)	457,811

		5,694,795

Denmark – 1.2%
5,109	Chr. Hansen Holding A/S (Materials)	304,316
10,547	Coloplast A/S Class B (Health Care Equipment & Services)	820,254
39,584	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	1,649,810

Shares	Description	Value
Common Stocks – (continued)
Denmark – (continued)
1,490	Pandora A/S (Consumer Durables & Apparel)	$ 180,469
35,429	Tryg A/S (Insurance)	711,867
3,337	Vestas Wind Systems A/S (Capital Goods)	275,648

		3,942,364

Finland – 2.0%
46,214	Fortum OYJ (Utilities)	746,815
23,393	Kone OYJ Class B (Capital Goods)	1,187,593
12,595	Metso OYJ (Capital Goods)	367,553
18,027	Neste OYJ (Energy)	768,959
58,816	Nokia OYJ (Technology Hardware & Equipment)	340,919
17,071	Nokian Renkaat OYJ (Automobiles & Components)	622,409
19,484	Orion OYJ Class B (Pharmaceuticals, Biotechnology & Life Sciences)	768,131
14,927	Sampo OYJ Class A (Insurance)	663,169
74,290	Stora Enso OYJ Class R (Materials)	659,936
22,129	UPM-Kymmene OYJ (Materials)	467,244

		6,592,728

France – 7.6%
15,140	Accor SA (Consumer Services)	600,745
11,970	Airbus Group SE (Capital Goods)	725,995
31,802	AXA SA (Insurance)	676,180
24,706	BNP Paribas SA (Banks)	1,270,718
36,142	Bouygues SA (Capital Goods)	1,198,588
8,909	Capgemini SA (Software & Services)	873,469
26,476	Casino Guichard Perrachon SA (Food & Staples Retailing)(b)	1,288,700
36,180	Credit Agricole SA (Banks)	356,876
10,779	Danone SA (Food, Beverage & Tobacco)	800,371
33,851	Edenred (Commercial & Professional Services)	791,019
26,765	Electricite de France SA (Utilities)(c)	325,789
237,980	Engie SA (Utilities)	3,689,812
6,368	Eutelsat Communications SA (Media)	131,801
2,079	Kering (Consumer Durables & Apparel)	419,507
2,358	Klepierre (REIT)	108,239
24,354	Lagardere SCA (Media)	620,206
746	L’Oreal SA (Household & Personal Products)	141,001
9,353	LVMH Moet Hennessy Louis Vuitton SE (Consumer Durables & Apparel)	1,594,789
5,546	Orange SA (Telecommunication Services)	86,892
71,573	Rexel SA (Capital Goods)	1,096,382

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
France – (continued)
35,412	Sanofi (Pharmaceuticals, Biotechnology & Life Sciences)	$ 2,696,657
7,358	Schneider Electric SE (Capital Goods)	511,851
22,267	Societe Generale SA (Banks)	770,311
2,283	Technip SA (Energy)	140,346
34,734	Total SA (Energy)(a)	1,651,969
2,770	Unibail-Rodamco SE (REIT)	746,883
50,727	Vivendi SA (Telecommunication Services)(a)	1,023,797

		24,338,893

Germany – 6.8%
9,286	Allianz SE (Registered) (Insurance)	1,379,995
12,698	Axel Springer SE (Media)	650,686
20,984	BASF SE (Materials)	1,796,762
20,057	Bayer AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	2,014,330
1,635	Bayerische Motoren Werke AG (Automobiles & Components)	137,659
59,981	Daimler AG (Registered) (Automobiles & Components)(a)	4,230,320
10,926	Deutsche Boerse AG (Diversified Financials)*	853,256
39,106	Deutsche Post AG (Registered) (Transportation)	1,224,350
40,069	E.ON SE (Utilities)	284,790
7,001	Evonik Industries AG (Materials)	237,014
11,651	Fresenius SE & Co. KGaA (Health Care Equipment & Services)	930,700
20,247	Hugo Boss AG (Consumer Durables & Apparel)	1,120,782
18,783	K+S AG (Registered) (Materials)(c)	356,665
5,575	MAN SE (Capital Goods)	587,824
6,232	ProSiebenSat.1 Media SE (Registered) (Media)	267,198
13,120	SAP SE (Software & Services)	1,199,855
18,669	Siemens AG (Registered) (Capital Goods)(a)	2,189,133
4,311	Symrise AG (Materials)	316,146
130,261	Telefonica Deutschland Holding AG (Telecommunication Services)	525,202
5,335	TUI AG (Consumer Services)	75,810
4,006	Uniper SE (Utilities)*	49,074
10,360	United Internet AG (Registered) (Software & Services)	458,814
872	Volkswagen AG (Automobiles & Components)	126,268
21,374	Vonovia SE (Real Estate)	810,271

		21,822,904

Hong Kong – 3.1%
137,000	AIA Group Ltd. (Insurance)	921,290
88,500	BOC Hong Kong Holdings Ltd. (Banks)	301,112

Shares	Description	Value
Common Stocks – (continued)
Hong Kong – (continued)
52,000	Cheung Kong Infrastructure Holdings Ltd. (Utilities)	$ 448,496
49,408	Cheung Kong Property Holdings Ltd. (Real Estate)	363,438
53,408	CK Hutchison Holdings Ltd. (Capital Goods)	682,674
59,000	Galaxy Entertainment Group Ltd. (Consumer Services)	224,361
111,000	Hang Lung Properties Ltd. (Real Estate)	251,786
34,900	Hang Seng Bank Ltd. (Banks)	626,500
858,771	Hong Kong & China Gas Co. Ltd. (Utilities)	1,630,633
27,600	Hong Kong Exchanges and Clearing Ltd. (Diversified Financials)	730,444
27,000	Hysan Development Co. Ltd. (Real Estate)	127,037
2,700	Jardine Matheson Holdings Ltd. (Capital Goods)	163,881
88,000	MGM China Holdings Ltd. (Consumer Services)	153,877
137,189	New World Development Co. Ltd. (Real Estate)	179,895
56,000	Power Assets Holdings Ltd. (Utilities)	547,998
155,600	Sands China Ltd. (Consumer Services)	682,015
135,261	Sino Land Co. Ltd. (Real Estate)	241,079
29,000	Sun Hung Kai Properties Ltd. (Real Estate)	440,880
58,200	Swire Properties Ltd. (Real Estate)	171,176
24,000	Techtronic Industries Co. Ltd. (Consumer Durables & Apparel)	94,015
107,000	The Wharf Holdings Ltd. (Real Estate)	785,013
141,200	Wynn Macau Ltd. (Consumer Services)	235,693

		10,003,293

Ireland – 0.3%
24,569	CRH PLC (Materials)	815,838

Israel – 0.6%
562,979	Bezeq The Israeli Telecommunication Corp. Ltd. (Telecommunication Services)	1,062,219
63,751	Israel Chemicals Ltd. (Materials)	248,347
13,548	Teva Pharmaceutical Industries Ltd. ADR (Pharmaceuticals, Biotechnology & Life Sciences)(a)	623,343

		1,933,909

Italy – 1.4%
54,886	Atlantia SpA (Transportation)	1,393,973
121,624	Eni SpA (Energy)	1,752,638
368,564	Intesa Sanpaolo SpA RNC (Banks)	773,263

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Italy – (continued)
172,049	Intesa Sanpaolo SpA (Banks)	$ 381,967
11,781	Saipem SpA (Energy)*	4,991
66,542	UnipolSai SpA (Insurance)	108,345

		4,415,177

Japan – 22.0%
2,400	ABC-Mart, Inc. (Retailing)	163,437
29,300	Alfresa Holdings Corp. (Health Care Equipment & Services)	620,409
3,500	Alps Electric Co. Ltd. (Technology Hardware & Equipment)	84,482
109,000	ANA Holdings, Inc. (Transportation)	296,124
146,000	Aozora Bank Ltd. (Banks)	503,228
148,000	Asahi Glass Co. Ltd. (Capital Goods)	956,961
41,000	Asahi Kasei Corp. (Materials)	326,736
66,700	Astellas Pharma, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	1,041,791
64,000	Bridgestone Corp. (Automobiles & Components)	2,358,002
89,400	Canon, Inc. (Technology Hardware & Equipment)	2,595,495
18,200	Casio Computer Co. Ltd. (Consumer Durables & Apparel)	254,818
12,100	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	437,345
39,200	Daicel Corp. (Materials)	495,373
6,600	Daito Trust Construction Co. Ltd. (Real Estate)	1,055,601
15,800	Daiwa House Industry Co. Ltd. (Real Estate)	433,626
106,000	Daiwa Securities Group, Inc. (Diversified Financials)	596,813
2,100	Dentsu, Inc. (Media)	106,885
14,700	Eisai Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	919,390
12,000	FANUC Corp. (Capital Goods)	2,026,986
500	Fast Retailing Co. Ltd. (Retailing)	161,012
34,400	Fuji Heavy Industries Ltd. (Automobiles & Components)	1,290,671
5,200	Hamamatsu Photonics K.K. (Technology Hardware & Equipment)	159,980
48,300	Hino Motors Ltd. (Capital Goods)	516,046
1,825	Hirose Electric Co. Ltd. (Technology Hardware & Equipment)	239,955
6,000	Hitachi Chemical Co. Ltd. (Materials)	137,861
10,000	Hitachi Construction Machinery Co., Ltd. (Capital Goods)	199,411

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
93,000	Hitachi Ltd. (Technology Hardware & Equipment)	$ 435,853
2,900	Hitachi Metals Ltd. (Materials)	35,676
27,500	Honda Motor Co. Ltd. (Automobiles & Components)	793,658
12,900	Hulic Co. Ltd. (Real Estate)	131,803
11,800	Isuzu Motors Ltd. (Automobiles & Components)	138,899
117,500	ITOCHU Corp. (Capital Goods)	1,479,274
4,200	ITOCHU Techno-Solutions Corp. (Software & Services)	108,075
13,900	Japan Airlines Co. Ltd. (Transportation)	408,597
19,200	Japan Exchange Group, Inc. (Diversified Financials)	300,213
34,100	Japan Tobacco, Inc. (Food, Beverage & Tobacco)	1,395,891
11,800	JFE Holdings, Inc. (Materials)	172,498
50,000	Kaneka Corp. (Materials)	395,872
24,000	Kao Corp. (Household & Personal Products)	1,356,913
91,000	Kawasaki Heavy Industries Ltd. (Capital Goods)	281,938
29,600	KDDI Corp. (Telecommunication Services)	917,068
8,000	Kikkoman Corp. (Food, Beverage & Tobacco)	256,215
80,000	Kintetsu Group Holdings Co. Ltd. (Transportation)	335,758
45,500	Kirin Holdings Co. Ltd. (Food, Beverage & Tobacco)	756,196
43,600	Komatsu Ltd. (Capital Goods)	1,000,150
6,000	Kose Corp. (Household & Personal Products)	614,382
8,000	Kubota Corp. (Capital Goods)	121,084
16,500	LIXIL Group Corp. (Capital Goods)	353,489
3,900	M3, Inc. (Health Care Equipment & Services)	133,499
3,000	Makita Corp. (Capital Goods)	213,749
179,100	Marubeni Corp. (Capital Goods)	920,054
16,100	Marui Group Co. Ltd. (Retailing)	212,678
800	Maruichi Steel Tube Ltd. (Materials)	27,663
2,800	MEIJI Holdings Co. Ltd. (Food, Beverage & Tobacco)	278,014
22,000	Mitsubishi Estate Co. Ltd. (Real Estate)	412,865
2,700	Mitsubishi Materials Corp. (Materials)	73,851
243,200	Mitsubishi UFJ Financial Group, Inc. (Banks)	1,232,072
123,900	Mitsui & Co. Ltd. (Capital Goods)	1,717,116
13,000	Mitsui Fudosan Co. Ltd. (Real Estate)	276,567
1,700	Mixi, Inc. (Software & Services)	61,592
794,100	Mizuho Financial Group, Inc. (Banks)	1,338,407

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
5,200	MS&AD Insurance Group Holdings, Inc. (Insurance)	$ 144,930
9,000	Murata Manufacturing Co. Ltd. (Technology Hardware & Equipment)	1,174,798
39,000	NEC Corp. (Technology Hardware & Equipment)	100,590
10,200	NGK Spark Plug Co. Ltd. (Automobiles & Components)	180,237
2,800	Nidec Corp. (Capital Goods)	258,813
83,000	Nippon Express Co. Ltd. (Transportation)	388,023
2,401	Nippon Paint Holdings Co. Ltd. (Materials)	80,331
341,000	Nippon Yusen Kabushiki Kaisha (Transportation)	638,466
34,200	Nissan Motor Co. Ltd. (Automobiles & Components)	335,464
11,600	Nisshin Seifun Group, Inc. (Food, Beverage & Tobacco)	176,814
7,100	Nitto Denko Corp. (Materials)	461,115
98,700	Nomura Holdings, Inc. (Diversified Financials)	442,328
9,000	Nomura Research Institute Ltd. (Software & Services)	310,627
32,300	NSK Ltd. (Capital Goods)	331,164
62,300	NTT DoCoMo, Inc. (Telecommunication Services)	1,582,608
25,000	NTT Urban Development Corp. (Real Estate)	241,528
4,200	Obic Co. Ltd. (Software & Services)	223,645
24,500	Odakyu Electric Railway Co. Ltd. (Transportation)	545,545
500	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	13,960
2,800	Oracle Corp. Japan (Software & Services)	158,194
9,500	ORIX Corp. (Diversified Financials)	140,150
2,700	Otsuka Corp. (Software & Services)	128,241
3,400	Otsuka Holdings Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	154,981
55,400	Panasonic Corp. (Consumer Durables & Apparel)	554,086
12,900	Rakuten, Inc. (Retailing)	168,388
35,300	Resona Holdings, Inc. (Banks)	148,458
44,100	Ricoh Co. Ltd. (Technology Hardware & Equipment)	399,079
1,000	Ryohin Keikaku Co. Ltd. (Retailing)	201,959
24,500	Sankyo Co. Ltd. (Consumer Durables & Apparel)	837,026
12,700	Sanrio Co. Ltd. (Retailing)	232,994
14,600	SBI Holdings, Inc. (Diversified Financials)	174,388

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
13,200	Sega Sammy Holdings, Inc. (Consumer Durables & Apparel)	$ 188,297
34,400	Seiko Epson Corp. (Technology Hardware & Equipment)	662,386
75,400	Sekisui House Ltd. (Consumer Durables & Apparel)	1,284,565
136,800	Seven Bank Ltd. (Banks)	438,155
7,000	Shimadzu Corp. (Technology Hardware & Equipment)	106,831
9,400	Shin-Etsu Chemical Co. Ltd. (Materials)	655,865
8,400	Shionogi & Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	430,362
38,500	Showa Shell Sekiyu KK (Energy)	357,899
8,600	SoftBank Group Corp. (Telecommunication Services)	557,354
3,800	Sompo Japan Nipponkoa Holdings, Inc. (Insurance)	112,622
19,500	Sony Corp. (Consumer Durables & Apparel)	646,047
35,000	Sumitomo Chemical Co. Ltd. (Materials)	155,519
129,600	Sumitomo Corp. (Capital Goods)	1,450,826
11,000	Sumitomo Metal Mining Co. Ltd. (Materials)	151,929
62,000	Sumitomo Mitsui Financial Group, Inc. (Banks)	2,094,336
28,100	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	918,072
7,000	Sumitomo Realty & Development Co. Ltd. (Real Estate)	181,446
9,700	Sysmex Corp. (Health Care Equipment & Services)	719,677
42,000	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	2,013,045
8,200	Terumo Corp. (Health Care Equipment & Services)	315,418
5,900	The Dai-ichi Life Insurance Co. Ltd. (Insurance)	80,945
55,300	Tohoku Electric Power Co., Inc. (Utilities)	721,165
14,800	Tokio Marine Holdings, Inc. (Insurance)	567,580
8,800	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	777,779
96,000	Tokyo Gas Co. Ltd. (Utilities)	427,106
57,700	Tokyu Fudosan Holdings Corp. (Real Estate)	313,779
4,600	TOTO Ltd. (Capital Goods)	173,913
3,800	Toyoda Gosei Co. Ltd. (Automobiles & Components)	88,350
71,020	Toyota Motor Corp. (Automobiles & Components)	4,119,618

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
18,400	Trend Micro, Inc. (Software & Services)	$ 641,887
61,200	USS Co. Ltd. (Retailing)	1,035,780
4,000	Yamaha Corp. (Consumer Durables & Apparel)	129,485
22,600	Yamaha Motor Co. Ltd. (Automobiles & Components)	456,595
13,300	Yamato Holdings Co. Ltd. (Transportation)	310,018

		70,879,648

Luxembourg – 0.9%
16,699	RTL Group SA (Media)	1,387,269
55,346	SES SA FDR (Media)	1,359,015

		2,746,284

Netherlands – 3.8%
7,381	Boskalis Westminster (Capital Goods)	262,695
126,193	ING Groep NV (Banks)	1,557,930
12,788	Koninklijke DSM NV (Materials)	863,643
43,599	Koninklijke Philips NV (Capital Goods)	1,290,076
3,755	Koninklijke Vopak NV (Energy)	196,939
71,721	NN Group NV (Insurance)	2,201,866
1,920	NXP Semiconductors NV (Semiconductors & Semiconductor Equipment)*	195,859
135,032	Royal Dutch Shell PLC Class A (Energy)(a)	3,366,626
91,973	Royal Dutch Shell PLC Class B (Energy)	2,384,464

		12,320,098

New Zealand – 0.1%
16,542	Fletcher Building Ltd. (Materials)	129,548
73,086	Mercury NZ Ltd. (Utilities)	162,079
52,305	Spark New Zealand Ltd. (Telecommunication Services)	137,609

		429,236

Norway – 0.8%
215,934	Orkla ASA (Food, Beverage & Tobacco)	2,236,051
9,023	Yara International ASA (Materials)	300,674

		2,536,725

Portugal – 0.1%
37,978	EDP - Energias de Portugal SA (Utilities)	127,455
24,385	Galp Energia SGPS SA (Energy)	333,145

		460,600

Singapore – 1.2%
48,200	ComfortDelGro Corp. Ltd. (Transportation)	99,701
254,000	Genting Singapore PLC (Consumer Services)	140,365

Shares	Description	Value
Common Stocks – (continued)
Singapore – (continued)
743,600	Global Logistic Properties Ltd. (Real Estate)	$ 1,025,686
69,000	Keppel Corp. Ltd. (Capital Goods)	274,621
107,300	Sembcorp Marine Ltd. (Capital Goods)	103,456
22,900	Singapore Exchange Ltd. (Diversified Financials)	124,907
211,000	Singapore Press Holdings Ltd. (Media)	591,347
202,000	Singapore Technologies Engineering Ltd. (Capital Goods)	480,481
93,000	StarHub Ltd. (Telecommunication Services)	234,829
55,000	United Overseas Bank Ltd. (Banks)	763,059

		3,838,452

Spain – 3.3%
83,558	Abertis Infraestructuras SA (Transportation)	1,301,787
3,306	ACS Actividades de Construccion y Servicios SA (Capital Goods)	99,937
209,830	Banco Bilbao Vizcaya Argentaria SA (Banks)	1,269,590
426,473	Banco Santander SA (Banks)(a)	1,891,982
90,136	Distribuidora Internacional de Alimentacion SA (Food & Staples Retailing)	558,163
26,882	Enagas SA (Utilities)	808,672
34,755	Ferrovial SA (Capital Goods)	740,030
402,121	Telefonica SA (Telecommunication Services)(a)	4,066,668

		10,736,829

Sweden – 3.6%
33,237	Hennes & Mauritz AB Class B (Retailing)	938,135
49,766	Husqvarna AB Class B (Consumer Durables & Apparel)	434,337
12,283	Lundin Petroleum AB (Energy)*	224,827
352,747	Nordea Bank AB (Banks)	3,502,945
50,455	Sandvik AB (Capital Goods)	555,192
235,610	Skandinaviska Enskilda Banken AB Class A (Banks)	2,368,216
11,970	Swedbank AB Class A (Banks)	281,254
62,148	Tele2 AB Class B (Telecommunication Services)	536,466
161,424	Telefonaktiebolaget LM Ericsson Class B (Technology Hardware & Equipment)	1,165,527
334,966	Telia Co. AB (Telecommunication Services)	1,500,341
15,913	Volvo AB Class B (Capital Goods)	181,693

		11,688,933

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Switzerland – 9.6%
43,589	ABB Ltd. (Registered) (Capital Goods)*	$ 982,408
11,418	Adecco Group AG (Registered) (Commercial & Professional Services)	643,584
3,206	Compagnie Financiere Richemont SA (Registered) (Consumer Durables & Apparel)	195,526
73,030	Credit Suisse Group AG (Registered) (Diversified Financials)*	959,806
2,590	EMS-Chemie Holding AG (Registered) (Materials)	1,392,141
1,736	Geberit AG (Registered) (Capital Goods)	760,959
926	Givaudan SA (Registered) (Materials)	1,887,854
207,676	Glencore PLC (Materials)*	568,653
1,812	Julius Baer Group Ltd. (Diversified Financials)*	73,861
3,263	Kuehne + Nagel International AG (Registered) (Transportation)	474,200
7,142	LafargeHolcim Ltd. (Registered) (Materials)*	386,847
42,334	Nestle SA (Registered) (Food, Beverage & Tobacco)	3,342,865
68,534	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	5,408,726
1,958	Partners Group Holding AG (Diversified Financials)	989,251
16,411	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	4,078,111
178	SGS SA (Registered) (Commercial & Professional Services)	398,858
337,023	STMicroelectronics NV (Semiconductors & Semiconductor Equipment)	2,754,440
1,987	Syngenta AG (Registered) (Materials)	870,192
17,457	UBS Group AG (Registered) (Diversified Financials)*	238,471
17,426	Zurich Insurance Group AG (Insurance)*	4,494,062

		30,900,815

United Kingdom – 17.3%
204,174	Aberdeen Asset Management PLC (Diversified Financials)	861,787
27,116	Anglo American PLC (Materials)*	338,158
18,715	AstraZeneca PLC ADR (Pharmaceuticals, Biotechnology & Life Sciences)(a)	614,893
250,161	BAE Systems PLC (Capital Goods)	1,699,411

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
331,374	Barclays PLC (Banks)	$ 718,426
17,837	Berkeley Group Holdings PLC (Consumer Durables & Apparel)	596,001
78,278	BP PLC ADR (Energy)(a)	2,752,254
52,689	British American Tobacco PLC (Food, Beverage & Tobacco)	3,360,297
23,343	Capita PLC (Commercial & Professional Services)	202,214
108,358	Centrica PLC (Utilities)	320,389
366,173	Cobham PLC (Capital Goods)	796,610
16,241	Compass Group PLC (Consumer Services)	314,534
13,945	Diageo PLC (Food, Beverage & Tobacco)	399,435
18,746	easyJet PLC (Transportation)	244,429
130,365	G4S PLC (Commercial & Professional Services)	384,411
167,076	GlaxoSmithKline PLC ADR (Pharmaceuticals, Biotechnology & Life Sciences)(a)(b)	7,205,988
1,024,775	HSBC Holdings PLC (Banks)	7,702,997
115,961	ICAP PLC (Diversified Financials)	698,353
21,808	Imperial Brands PLC (Food, Beverage & Tobacco)	1,122,472
118,879	J Sainsbury PLC (Food & Staples Retailing)	378,637
24,945	Land Securities Group PLC (REIT)	341,840
852,286	Legal & General Group PLC (Insurance)	2,415,399
170,571	Marks & Spencer Group PLC (Retailing)	731,771
1,017	Next PLC (Retailing)	62,951
132,053	Pearson PLC (Media)	1,290,905
47,617	Persimmon PLC (Consumer Durables & Apparel)	1,119,599
28,433	Provident Financial PLC (Diversified Financials)	1,116,430
1,916	Reckitt Benckiser Group PLC (Household & Personal Products)	180,382
12,668	Rio Tinto PLC (Materials)	421,036
3,497	Rio Tinto PLC ADR (Materials)	116,800
27,422	Royal Mail PLC (Transportation)	174,009
148,325	SSE PLC (Utilities)	3,011,834
101,080	Standard Life PLC (Insurance)	450,298
145,942	Tate & Lyle PLC (Food, Beverage & Tobacco)	1,416,623
24,262	The British Land Co. PLC (REIT)	198,728
98,827	Unilever NV CVA (Household & Personal Products)(a)	4,553,281
66,166	Unilever PLC ADR (Household & Personal Products)(a)	3,136,268
138,945	Vodafone Group PLC ADR (Telecommunication Services)(a)(b)	4,050,247

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
55,944	William Hill PLC (Consumer Services)	$ 220,699
61,537	Wm Morrison Supermarkets PLC (Food & Staples Retailing)	173,759

		55,894,555

TOTAL COMMON STOCKS (Cost $358,522,298)		$309,561,879

Shares	Description	Rate	Value
Preferred Stocks – 0.6%
Germany – 0.6%
6,948	Bayerische Motoren Werke AG (Automobiles & Components)	3.220%	$ 512,792
12,634	Fuchs Petrolub SE (Materials)	0.820	576,823
3,771	Porsche Automobil Holding SE (Automobiles & Components)	1.010	192,898
4,570	Volkswagen AG (Automobiles & Components)	0.170	602,017

TOTAL PREFERRED STOCKS (Cost $2,711,238)			$ 1,884,530

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $361,233,536)			$311,446,409

Shares	Distribution Rate	Value
Securities Lending Reinvestment Vehicle(d)(e) – 0.2%
Goldman Sachs Financial Square Money Market Fund – Institutional Shares
667,350	0.479%	$ 667,350
(Cost $667,350)

TOTAL INVESTMENTS – 96.8% (Cost $361,900,886)		$312,113,759

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.2%		10,245,971

NET ASSETS – 100.0%		$322,359,730

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is segregated as collateral for call options written.

(b)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c)	All or a portion of security is on loan.

(d)	Represents an affiliated issuer.

(e)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on September 30, 2016.

Investment Abbreviations:
ADR	— American Depositary Receipt
CVA	— Dutch Certification
FDR	— Fiduciary Depositary Receipt
REIT	— Real Estate Investment Trust

Currency Abbreviations:
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2016, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

EURO STOXX 50 Index	187	December 2016	$6,289,389	$84,089
FTSE 100 Index	33	December 2016	2,933,155	70,056
TSE TOPIX Index	21	December 2016	2,739,806	(6,716)

TOTAL				$147,429

WRITTEN OPTIONS CONTRACTS — At September 30, 2016, the Fund had the following written options:
Call Options	Number of Contracts	Exercise Rate	Expiration Month	Value

EURO STOXX 50 Index	1,902	EUR 3,050	December 2016	$(1,715,699)
FTSE 100 Index	306	GBP 6,875	December 2016	(662,358)
Nikkei-225 Stock Average	206	JPY 17,250	December 2016	(446,921)

Total (Premiums Received $3,043,043)	2,414			$(2,824,978)

For the period ended September 30, 2016, the Fund had the following written options activity:

	Number of Contracts	Premiums Received

Contracts Outstanding December 31, 2015	2,181	$2,745,815

Contracts written	6,135	8,789,070
Contracts expired	(2,238)	(3,443,418)
Contracts bought to close	(3,664)	(5,048,424)

Contracts Outstanding September 30, 2016	2,414	$3,043,043

TAX INFORMATION — At September 30, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$362,017,248

Gross unrealized gain	11,994,830
Gross unrealized loss	(61,898,319)

Net unrealized security loss	$(49,903,489)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Schedule of Investments

September 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 98.9%
Automobiles & Components – 0.9%
23,272	Cooper-Standard Holding, Inc.*	$ 2,299,273
49,403	Dana Holding Corp.	770,193
21,887	Gentex Corp.	384,336
41,869	Lear Corp.	5,075,360
25,359	Visteon Corp.	1,817,226

		10,346,388

Banks – 4.7%
14,958	Berkshire Hills Bancorp, Inc.	414,486
38,634	CenterState Banks, Inc.	684,981
19,853	Central Pacific Financial Corp.	500,097
418,897	Citizens Financial Group, Inc.	10,350,945
27,810	East West Bancorp, Inc.	1,020,905
11,376	FCB Financial Holdings, Inc. Class A*	437,180
160,029	Fifth Third Bancorp	3,274,193
3,267	First Citizens BancShares, Inc. Class A	960,139
8,596	Hilltop Holdings, Inc.*	193,066
17,443	IBERIABANK Corp.	1,170,774
153,495	JPMorgan Chase & Co.	10,221,232
208,520	KeyCorp	2,537,689
23,512	Prosperity Bancshares, Inc.	1,290,574
163,326	Radian Group, Inc.	2,213,067
6,649	SVB Financial Group*	734,981
18,859	Synovus Financial Corp.	613,483
75,821	TCF Financial Corp.	1,100,163
64,124	The PNC Financial Services Group, Inc.	5,776,931
15,761	U.S. Bancorp	675,989
34,664	United Community Banks, Inc.	728,637
10,459	Walker & Dunlop, Inc.*	264,194
116,733	Wells Fargo & Co.	5,168,937
22,699	Western Alliance Bancorp*	852,121

		51,184,764

Capital Goods – 8.2%
36,855	AerCap Holdings NV*	1,418,549
56,038	Allison Transmission Holdings, Inc.	1,607,170
101,356	AMETEK, Inc.	4,842,790
20,905	Applied Industrial Technologies, Inc.	977,100
4,202	Astec Industries, Inc.	251,574
28,363	Babcock & Wilcox Enterprises, Inc.*	467,989
36,739	Comfort Systems USA, Inc.	1,076,820
4,835	Curtiss-Wright Corp.	440,517
26,656	DigitalGlobe, Inc.*	733,040
11,432	Eaton Corp. PLC	751,197
4,919	Esterline Technologies Corp.*	374,041
24,790	Federal Signal Corp.	328,715
15,347	Fortive Corp.	781,162
425,250	General Electric Co.	12,595,905
6,702	Granite Construction, Inc.	333,357
88,192	HD Supply Holdings, Inc.*	2,820,380
9,481	Honeywell International, Inc.	1,105,390
10,455	Hubbell, Inc.	1,126,422
114,094	Illinois Tool Works, Inc.	13,673,025
5,320	Ingersoll-Rand PLC	361,443
34,069	L-3 Communications Holdings, Inc.	5,135,220
26,915	Lockheed Martin Corp.	6,452,064
31,608	Orbital ATK, Inc.	2,409,478
60,345	PACCAR, Inc.	3,547,079
64,168	Raytheon Co.	8,735,190

Shares	Description	Value
Common Stocks – (continued)
Capital Goods – (continued)
37,020	Spirit AeroSystems Holdings, Inc. Class A*	$ 1,648,871
55,021	The Boeing Co.	7,248,466
11,074	Trex Co., Inc.*	650,265
8,619	United Rentals, Inc.*	676,505
8,601	Valmont Industries, Inc.	1,157,437
23,733	WABCO Holdings, Inc.*	2,694,407
3,709	Wabtec Corp.	302,840
23,184	Watsco, Inc.	3,266,626

		89,991,034

Commercial & Professional Services – 1.3%
59,972	ABM Industries, Inc.	2,380,888
80,275	Brady Corp. Class A	2,778,318
29,156	Cintas Corp.	3,282,966
12,806	Insperity, Inc.	930,228
38,015	ManpowerGroup, Inc.	2,746,964
26,802	McGrath RentCorp	849,891
58,286	Steelcase, Inc. Class A	809,592

		13,778,847

Consumer Durables & Apparel – 2.2%
1,947	Carter’s, Inc.	168,824
19,685	Columbia Sportswear Co.	1,116,927
3,479	Harman International Industries, Inc.	293,802
33,386	Hasbro, Inc.	2,648,511
263,719	NIKE, Inc. Class B	13,884,805
1,156	NVR, Inc.*	1,895,690
63,216	Vista Outdoor, Inc.*	2,519,790
8,306	Whirlpool Corp.	1,346,901

		23,875,250

Consumer Services – 3.1%
30,535	Bloomin’ Brands, Inc.	526,423
38,745	Boyd Gaming Corp.*	766,376
51,446	Carnival Corp.	2,511,594
17,269	Darden Restaurants, Inc.	1,058,935
31,988	Denny’s Corp.*	341,952
46,924	Domino’s Pizza, Inc.	7,125,409
14,919	International Game Technology PLC	363,725
6,048	Marriott International, Inc. Class A	407,212
62,281	Papa John’s International, Inc.	4,910,857
43,259	Sonic Corp.	1,132,521
35,270	Starbucks Corp.	1,909,518
31,668	Vail Resorts, Inc.	4,968,076
5,310	Wyndham Worldwide Corp.	357,522
87,531	Yum! Brands, Inc.	7,948,690

		34,328,810

Diversified Financials – 4.1%
122,652	Ally Financial, Inc.	2,388,035
32,395	Ameriprise Financial, Inc.	3,232,049
38,603	Berkshire Hathaway, Inc. Class B*	5,576,976
4,505	Capital One Financial Corp.	323,594
23,016	Cohen & Steers, Inc.	983,934
137,041	E*TRADE Financial Corp.*	3,990,634
13,256	Morgan Stanley	424,987
38,271	MSCI, Inc.	3,212,468
135,647	Nasdaq, Inc.	9,161,598
171,359	Synchrony Financial	4,798,052
148,464	TD Ameritrade Holding Corp.	5,231,871
117,103	The Bank of New York Mellon Corp.	4,670,068

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Diversified Financials – (continued)
41,461	Voya Financial, Inc.	$ 1,194,906

		45,189,172

Energy – 4.9%
85,997	Anadarko Petroleum Corp.	5,448,770
88,424	Baker Hughes, Inc.	4,462,759
152,331	Chesapeake Energy Corp.*(a)	955,116
6,903	Cimarex Energy Co.	927,556
39,820	Devon Energy Corp.	1,756,460
61,715	Energen Corp.	3,562,190
12,027	EOG Resources, Inc.	1,163,131
68,391	Exxon Mobil Corp.	5,969,167
210,803	FMC Technologies, Inc.*	6,254,525
78,991	Kinder Morgan, Inc.	1,827,062
32,063	Marathon Oil Corp.	506,916
168,719	Newfield Exploration Co.*	7,332,528
14,419	Noble Energy, Inc.	515,335
69,371	Oceaneering International, Inc.	1,908,396
18,970	Oil States International, Inc.*	598,883
12,188	Pioneer Natural Resources Co.	2,262,702
247,662	The Williams Companies, Inc.	7,610,653
13,354	Valero Energy Corp.	707,762
4,600	World Fuel Services Corp.	212,796

		53,982,707

Food & Staples Retailing – 1.5%
123,232	CVS Health Corp.	10,966,416
62,608	Safeway PDC LLC*	33,298
74,523	Walgreens Boots Alliance, Inc.	6,008,044

		17,007,758

Food, Beverage & Tobacco – 7.0%
284,075	Altria Group, Inc.	17,962,062
67,825	Archer-Daniels-Midland Co.	2,860,180
237,923	ConAgra Foods, Inc.	11,208,553
36,454	Fresh Del Monte Produce, Inc.	2,183,595
53,570	Hormel Foods Corp.	2,031,910
13,685	Lancaster Colony Corp.	1,807,652
166,716	PepsiCo, Inc.	18,133,699
95,122	Pilgrim’s Pride Corp.	2,008,977
28,740	Sanderson Farms, Inc.	2,768,524
204,944	Tyson Foods, Inc. Class A	15,303,168

		76,268,320

Health Care Equipment & Services – 4.8%
15,569	Abbott Laboratories	658,413
9,683	Aetna, Inc.	1,117,902
24,038	Allscripts Healthcare Solutions, Inc.*	316,581
18,807	Anthem, Inc.	2,356,705
70,159	Baxter International, Inc.	3,339,568
12,250	Becton Dickinson and Co.	2,201,693
179,530	Boston Scientific Corp.*	4,272,814
20,463	Cardinal Health, Inc.	1,589,975
5,312	CorVel Corp.*	203,981
30,694	Danaher Corp.	2,406,103
259,151	Hologic, Inc.*	10,062,833
37,074	IDEXX Laboratories, Inc.*	4,179,352
70,836	McKesson Corp.	11,811,903
60,074	Medtronic PLC	5,190,394
8,952	Universal Health Services, Inc. Class B	1,103,065

Shares	Description	Value
Common Stocks – (continued)
Health Care Equipment & Services – (continued)
10,143	WellCare Health Plans, Inc.*	$ 1,187,644

		51,998,926

Household & Personal Products – 1.0%
75,060	Kimberly-Clark Corp.	9,468,068
8,185	The Procter & Gamble Co.	734,604
4,862	USANA Health Sciences, Inc.*	672,658

		10,875,330

Insurance – 4.4%
122,226	Allied World Assurance Co. Holdings AG	4,940,375
45,168	AmTrust Financial Services, Inc.	1,211,857
42,131	Argo Group International Holdings Ltd.	2,377,031
31,856	Aspen Insurance Holdings Ltd.	1,484,171
13,710	Endurance Specialty Holdings Ltd.	897,319
98,971	Lincoln National Corp.	4,649,658
17,026	Marsh & McLennan Companies, Inc.	1,144,999
55,298	Principal Financial Group, Inc.	2,848,400
64,085	Prudential Financial, Inc.	5,232,540
107,660	Reinsurance Group of America, Inc.	11,620,820
84,924	The Travelers Companies, Inc.	9,728,044
18,889	Unum Group	666,971
17,455	W.R. Berkley Corp.	1,008,201

		47,810,386

Materials – 4.5%
42,312	Air Products & Chemicals, Inc.	6,361,186
125,196	Axalta Coating Systems Ltd.*	3,539,291
12,861	Cabot Corp.	674,045
12,663	Celanese Corp. Series A	842,849
84,564	Crown Holdings, Inc.*	4,827,759
107,314	Graphic Packaging Holding Co.	1,501,323
22,311	HB Fuller Co.	1,036,792
49,262	Huntsman Corp.	801,493
66,105	LyondellBasell Industries NV Class A	5,332,029
17,318	Minerals Technologies, Inc.	1,224,209
17,081	Newmont Mining Corp.	671,112
98,221	Nucor Corp.	4,857,028
60,894	PPG Industries, Inc.	6,294,004
8,350	Reliance Steel & Aluminum Co.	601,451
64,927	Steel Dynamics, Inc.	1,622,526
31,204	The Sherwin-Williams Co.	8,632,899

		48,819,996

Media – 1.4%
135,579	Comcast Corp. Class A	8,994,311
175,105	Liberty Global PLC Series C*	5,785,469
14,896	Regal Entertainment Group Class A(a)	323,988

		15,103,768

Pharmaceuticals, Biotechnology & Life Sciences – 9.9%
117,983	AbbVie, Inc.	7,441,188
83,990	Alexion Pharmaceuticals, Inc.*	10,292,135
15,723	Allergan PLC*	3,621,164
105,407	Amgen, Inc.	17,582,942
19,753	Biogen, Inc.*	6,183,282
18,779	Bristol-Myers Squibb Co.	1,012,564
48,696	Cambrex Corp.*	2,165,024
13,570	Celgene Corp.*	1,418,472
25,742	Eli Lilly & Co.	2,066,053

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Pharmaceuticals, Biotechnology & Life Sciences – (continued)
4,028	Gilead Sciences, Inc.	$ 318,695
28,838	Horizon Pharma PLC*	522,833
3,087	Incyte Corp.*	291,073
33,539	Ironwood Pharmaceuticals, Inc.*	532,599
14,017	Jazz Pharmaceuticals PLC*	1,702,785
101,303	Johnson & Johnson	11,966,923
192,606	Merck & Co., Inc.	12,020,540
16,429	Mettler-Toledo International, Inc.*	6,897,387
279,257	Pfizer, Inc.	9,458,435
8,454	Regeneron Pharmaceuticals, Inc.*	3,398,677
22,054	Repligen Corp.*	665,810
3,494	Thermo Fisher Scientific, Inc.	555,756
44,328	United Therapeutics Corp.*	5,234,250
28,865	Vertex Pharmaceuticals, Inc.*	2,517,317

		107,865,904

Real Estate – 4.1%
61,281	American Tower Corp. (REIT)	6,944,976
74,814	Apartment Investment & Management Co. Class A (REIT)	3,434,711
7,629	Camden Property Trust (REIT)	638,853
6,702	CBRE Group, Inc. Class A*	187,522
18,849	CoreSite Realty Corp. (REIT)	1,395,580
83,381	CubeSmart (REIT)	2,272,966
19,282	CyrusOne, Inc. (REIT)	917,245
42,346	DCT Industrial Trust, Inc. (REIT)	2,055,898
7,822	DuPont Fabros Technology, Inc. (REIT)	322,658
32,064	Equity Commonwealth (REIT)*	968,974
61,273	Equity LifeStyle Properties, Inc. (REIT)	4,729,050
11,456	First Industrial Realty Trust, Inc. (REIT)	323,288
121,693	Forest City Realty Trust, Inc. (REIT)	2,814,759
18,168	Hudson Pacific Properties, Inc. (REIT)	597,182
31,576	Iron Mountain, Inc. (REIT)	1,185,047
13,610	Kite Realty Group Trust (REIT)	377,269
12,458	Lamar Advertising Co. Class A (REIT)	813,632
66,161	Mack-Cali Realty Corp. (REIT)	1,800,902
19,514	Pennsylvania Real Estate Investment Trust (REIT)	449,407
48,968	Post Properties, Inc. (REIT)	3,238,254
33,614	Prologis, Inc. (REIT)	1,799,694
10,025	PS Business Parks, Inc. (REIT)	1,138,539
21,407	Public Storage (REIT)	4,776,604
165,479	WP Glimcher, Inc. (REIT)	2,048,630

		45,231,640

Retailing – 5.9%
17,587	Amazon.com, Inc.*	14,725,771
10,896	AutoZone, Inc.*	8,371,833
124,846	Chico’s FAS, Inc.	1,485,703
3,106	Expedia, Inc.	362,532
6,680	Group 1 Automotive, Inc.	426,718
22,346	Liberty TripAdvisor Holdings, Inc. Class A*	488,260
141,850	Lowe’s Companies, Inc.	10,242,988
51,936	Macy’s, Inc.	1,924,229
17,336	Netflix, Inc.*	1,708,463
37,334	O’Reilly Automotive, Inc.*	10,457,627

Shares	Description	Value
Common Stocks – (continued)
Retailing – (continued)
87,609	The Home Depot, Inc.	$ 11,273,526
2,240	The Priceline Group, Inc.*	3,296,138
1,888	TripAdvisor, Inc.*	119,284
6,671	Urban Outfitters, Inc.*	230,283

		65,113,355

Semiconductors & Semiconductor Equipment – 3.8%
30,458	Advanced Energy Industries, Inc.*	1,441,273
31,784	Intel Corp.	1,199,846
150,885	KLA-Tencor Corp.	10,518,193
42,708	Lam Research Corp.	4,044,875
285,407	Maxim Integrated Products, Inc.	11,396,301
6,989	NXP Semiconductors NV*	712,948
100,646	ON Semiconductor Corp.*	1,239,959
65,145	Photronics, Inc.*	671,645
50,405	QUALCOMM, Inc.	3,452,742
100,492	Teradyne, Inc.	2,168,617
63,128	Texas Instruments, Inc.	4,430,323

		41,276,722

Software & Services – 11.2%
11,165	Adobe Systems, Inc.*	1,211,849
14,531	Alphabet, Inc. Class A*	11,683,796
14,692	Alphabet, Inc. Class C*	11,419,945
31,238	Amdocs Ltd.	1,807,118
14,690	Aspen Technology, Inc.*	687,345
21,888	Cadence Design Systems, Inc.*	558,801
15,958	CDK Global, Inc.	915,351
96,260	Citrix Systems, Inc.*	8,203,277
10,304	CoreLogic, Inc.*	404,123
1,354	CoStar Group, Inc.*	293,182
25,951	EarthLink Holdings Corp.	160,896
191,459	eBay, Inc.*	6,299,001
50,031	Electronic Arts, Inc.*	4,272,647
66,896	EVERTEC, Inc.	1,122,515
110,924	Facebook, Inc. Class A*	14,228,221
6,626	Intuit, Inc.	728,926
19,359	Leidos Holdings, Inc.	837,858
3,344	LinkedIn Corp. Class A*	639,105
421,098	Microsoft Corp.(b)	24,255,245
9,824	MicroStrategy, Inc. Class A*	1,644,931
212,943	Oracle Corp.	8,364,401
100,234	PayPal Holdings, Inc.*	4,106,587
22,899	Synopsys, Inc.*	1,359,056
89,564	Take-Two Interactive Software, Inc.*	4,037,545
128,767	Teradata Corp.*	3,991,777
12,350	Twitter, Inc.*	284,668
91,433	Vantiv, Inc. Class A*	5,144,935
12,293	VeriSign, Inc.*(a)	961,804
9,516	WEX, Inc.*	1,028,584
36,120	Yahoo!, Inc.*	1,556,772

		122,210,261

Technology Hardware & Equipment – 3.4%
171,161	Apple, Inc.	19,349,751
108,682	Brocade Communications Systems, Inc.	1,003,135
12,846	EchoStar Corp. Class A*	563,040
21,438	F5 Networks, Inc.*	2,672,032
26,644	Finisar Corp.*	793,991
21,781	Flextronics International Ltd.*	296,657
250,884	HP, Inc.	3,896,229

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Technology Hardware & Equipment – (continued)
18,594	Methode Electronics, Inc.	$ 650,274
45,067	NCR Corp.*	1,450,707
72,064	NetApp, Inc.	2,581,332
54,137	NETGEAR, Inc.*	3,274,747
150,234	Viavi Solutions, Inc.*	1,110,238

		37,642,133

Telecommunication Services – 0.4%
48,653	AT&T, Inc.	1,975,798
55,954	CenturyLink, Inc.	1,534,795
11,270	Verizon Communications, Inc.	585,815

		4,096,408

Transportation – 2.2%
81,574	Alaska Air Group, Inc.	5,372,464
4,135	Allegiant Travel Co.	546,109
33,622	American Airlines Group, Inc.	1,230,901
11,928	ArcBest Corp.	226,871
233,803	CSX Corp.	7,130,991
69,991	Delta Air Lines, Inc.	2,754,846
3,220	FedEx Corp.	562,470
5,142	Saia, Inc.*	154,054
63,265	Southwest Airlines Co.	2,460,376
19,226	Union Pacific Corp.	1,875,112
16,477	United Parcel Service, Inc. Class B	1,801,925

		24,116,119

Utilities – 4.0%
646,014	AES Corp.	8,301,280
3,109	ALLETE, Inc.	185,359
9,873	American Water Works Co., Inc.	738,895
474,203	CenterPoint Energy, Inc.	11,015,736
113,422	Edison International	8,194,739
287,007	NiSource, Inc.	6,919,739
283,475	NRG Energy, Inc.	3,177,755
22,129	Sempra Energy	2,372,007
42,048	Southwest Gas Corp.	2,937,473

		43,842,983

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $808,505,060)		$1,081,956,981

Shares	Distribution Rate	Value
Securities Lending Reinvestment Vehicle(c)(d) – 0.2%
Goldman Sachs Financial Square Money Market Fund – Institutional Shares
2,146,100	0.479%	$ 2,146,100
(Cost $2,146,100)

TOTAL INVESTMENTS – 99.1% (Cost $810,651,160)		$1,084,103,081

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%		9,308,947

NET ASSETS – 100.0%		$1,093,412,028

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on September 30, 2016.

(d)	Represents an affiliated issuer.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2016, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Russell 2000 Mini Index	6	December 2016	$748,980	$23,807
S&P 500 E-Mini Index	69	December 2016	7,453,380	131,500

TOTAL				$155,307

TAX INFORMATION — At September 30, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$810,505,736

Gross unrealized gain	275,141,453
Gross unrealized loss	(1,544,108)

Net unrealized security gain	$273,597,345

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments

September 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 99.8%
Australia – 5.2%
23,424	Astro Japan Property Group (REIT)	$ 126,927
87,282	ASX Ltd. (Diversified Financials)	3,233,654
432,587	AusNet Services (Utilities)	545,243
58,740	Bendigo and Adelaide Bank Ltd. (Banks)	487,178
71,044	BHP Billiton PLC (Materials)	1,068,400
279,313	Coca-Cola Amatil Ltd. (Food, Beverage & Tobacco)	2,202,424
859	CSL Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	70,636
23,785	Domino’s Pizza Enterprises Ltd. (Consumer Services)	1,288,720
302,391	Fortescue Metals Group Ltd. (Materials)	1,157,425
23,321	Harvey Norman Holdings Ltd. (Retailing)	93,352
84,436	JB Hi-Fi Ltd. (Retailing)	1,879,315
119,561	MACA Ltd. (Capital Goods)	159,046
16,689	Magellan Financial Group Ltd. (Diversified Financials)	278,810
200,105	Mineral Resources Ltd. (Commercial & Professional Services)	1,706,191
40,205	Monash IVF Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	75,862
73,887	Newcrest Mining Ltd. (Materials)	1,247,223
22,980	nib holdings Ltd. (Insurance)	82,566
75,831	OZ Minerals Ltd. (Materials)	354,603
227,748	Qantas Airways Ltd. (Transportation)	547,009
83,720	Regis Resources Ltd. (Materials)	245,518
48,603	Resolute Mining Ltd. (Materials)	72,379
48,647	Super Retail Group Ltd. (Retailing)	381,404
13,534	The Reject Shop Ltd. (Retailing)	109,927
42,096	The Star Entertainment Grp Ltd. (Consumer Services)	195,242
468,658	Treasury Wine Estates Ltd. (Food, Beverage & Tobacco)	3,977,354
441,738	Vicinity Centres (REIT)	1,077,295
29,707	Webjet Ltd. (Retailing)	264,843
34,424	Wesfarmers Ltd. (Food & Staples Retailing)	1,167,013
11,284	Westpac Banking Corp. (Banks)	256,736
325,475	Whitehaven Coal Ltd. (Energy)*	617,400
9,528	Woodside Petroleum Ltd. (Energy)	211,262

		25,180,957

Belgium – 0.6%
5,583	Befimmo SA (REIT)	337,233
23,452	Bekaert S`A (Materials)	1,073,542

Shares	Description	Value
Common Stocks – (continued)
Belgium – (continued)
14,088	KBC Group NV (Banks)*	$ 822,399
6,720	Melexis NV (Semiconductors & Semiconductor Equipment)	482,847

		2,716,021

Denmark – 2.6%
134,452	Danske Bank A/S (Banks)	3,933,517
6,806	Dfds A/S (Transportation)	344,866
19,299	Genmab A/S (Pharmaceuticals, Biotechnology & Life Sciences)*	3,303,078
9,877	GN Store Nord A/S (Health Care Equipment & Services)	212,991
5,510	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	229,650
2,963	Royal Unibrew A/S (Food, Beverage & Tobacco)	146,598
50,930	Vestas Wind Systems A/S (Capital Goods)	4,207,000

		12,377,700

Finland – 0.2%
14,677	Cramo OYJ (Capital Goods)	377,928
13,337	Ramirent OYJ (Capital Goods)	107,548
10,674	UPM-Kymmene OYJ (Materials)	225,377
1,494	Vaisala OYJ Class A (Technology Hardware & Equipment)	52,866

		763,719

France – 10.6%
13,149	Arkema SA (Materials)	1,217,365
214,011	AXA SA (Insurance)	4,550,341
100,175	BNP Paribas SA (Banks)(a)	5,152,360
1,636	Capgemini SA (Software & Services)	160,399
34,869	Compagnie Generale des Etablissements Michelin Class B (Automobiles & Components)	3,861,222
4,266	Fonciere Des Regions (REIT)	397,522
3,925	Gecina SA (REIT)	618,539
5,496	Ipsen SA (Pharmaceuticals, Biotechnology & Life Sciences)	386,123
26,388	Klepierre (REIT)	1,211,288
17,616	Legrand SA (Capital Goods)	1,038,448
10,145	Orange SA (Telecommunication Services)	158,947
41,673	Renault SA (Automobiles & Components)	3,428,405
15,554	Safran SA (Capital Goods)	1,118,677
64,687	Schneider Electric SE (Capital Goods)	4,499,878
881	SEB SA (Consumer Durables & Apparel)	124,426
113,024	Societe Generale SA (Banks)	3,909,982
52,701	Technip SA (Energy)	3,239,753
2,740	Teleperformance (Commercial & Professional Services)	292,279
41,297	Thales SA (Capital Goods)	3,802,665

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
France – (continued)
52,890	UBISOFT Entertainment SA (Software & Services)*	$ 1,998,395
7,347	Unibail-Rodamco SE (REIT)	1,980,993
64,819	Valeo SA (Automobiles & Components)	3,783,405
56,426	Vinci SA (Capital Goods)	4,321,012

		51,252,424

Germany – 8.1%
9,237	Axel Springer SE (Media)	473,334
60,426	Bayer AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	6,068,600
9,795	Continental AG (Automobiles & Components)	2,063,819
92,235	Deutsche Telekom AG (Registered) (Telecommunication Services)	1,549,596
54,600	Fresenius SE & Co. KGaA (Health Care Equipment & Services)	4,361,533
4,332	H&R GmbH & Co. KGaA (Materials)*	92,390
25,069	Hannover Rueck SE (Insurance)	2,687,281
22,189	Hochtief AG (Capital Goods)	3,131,423
235,261	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	4,195,063
8,067	Koenig & Bauer AG (Capital Goods)*	379,526
4,970	Merck KGaA (Pharmaceuticals, Biotechnology & Life Sciences)	536,089
32,360	Metro AG (Food & Staples Retailing)	963,221
4,130	Nemetschek SE (Software & Services)	253,287
35,619	OSRAM Licht AG (Capital Goods)	2,092,489
5,984	RHOEN-KLINIKUM AG (Health Care Equipment & Services)	181,978
57,053	Siemens AG (Registered) (Capital Goods)	6,690,053
45,269	STADA Arzneimittel AG (Pharmaceuticals, Biotechnology & Life Sciences)	2,518,724
8,694	Suess MicroTec AG (Semiconductors & Semiconductor Equipment)*	64,188
13,751	Symrise AG (Materials)	1,008,424

		39,311,018

Hong Kong – 4.4%
930,600	AIA Group Ltd. (Insurance)	6,258,047
607,500	BOC Hong Kong Holdings Ltd. (Banks)	2,066,959
279,464	Cheung Kong Property Holdings Ltd. (Real Estate)	2,055,697
90,464	CK Hutchison Holdings Ltd. (Capital Goods)	1,156,333

Shares	Description	Value
Common Stocks – (continued)
Hong Kong – (continued)
380,000	CLP Holdings Ltd. (Utilities)	$ 3,935,683
122,000	Hang Lung Properties Ltd. (Real Estate)	276,737
344,200	Henderson Land Development Co. Ltd. (Real Estate)	2,053,761
4,100	Jardine Strategic Holdings Ltd. (Capital Goods)	134,396
138,000	New World Development Co. Ltd. (Real Estate)	180,958
274,000	Sino Land Co. Ltd. (Real Estate)	488,358
111,000	The Wharf Holdings Ltd. (Real Estate)	814,360
712,000	Truly International Holdings Ltd. (Technology Hardware & Equipment)	291,155
166,000	Wheelock & Co. Ltd. (Real Estate)	986,001
191,500	Yue Yuen Industrial Holdings Ltd. (Consumer Durables & Apparel)	791,440

		21,489,885

India – 0.1%
90,932	Vedanta Resources PLC (Materials)(b)	686,826

Ireland – 0.1%
5,943	DCC PLC (Capital Goods)	539,961
41,047	Total Produce PLC (Food & Staples Retailing)	75,897

		615,858

Israel – 0.1%
1,588	Azrieli Group Ltd. (Real Estate)	69,574
79,015	Bank Hapoalim B.M. (Banks)	448,660

		518,234

Italy – 3.1%
8,855	Biesse SpA (Capital Goods)	140,293
3,427	Brembo SpA (Automobiles & Components)	204,495
2,751	De’ Longhi SpA (Consumer Durables & Apparel)	66,630
3,686	DiaSorin SpA (Health Care Equipment & Services)	236,917
969,250	Enel SpA (Utilities)	4,319,678
296,582	Eni SpA (Energy)	4,273,834
1,734,008	Intesa Sanpaolo SpA (Banks)	3,849,681
62,674	Iren SpA (Utilities)	107,771
93,006	Mediaset SpA (Media)	291,995
3,444	Recordati SpA (Pharmaceuticals, Biotechnology & Life Sciences)	110,689
1,565,080	Telecom Italia SpA (Telecommunication Services)*	1,300,428

		14,902,411

Japan – 25.3%
20,700	ADEKA Corp. (Materials)	286,393
20,200	AEON Financial Service Co. Ltd. (Diversified Financials)	353,584

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
3,200	Aichi Steel Corp. (Materials)	$ 162,273
86,300	Ajinomoto Co., Inc. (Food, Beverage & Tobacco)	1,924,182
262,100	Amada Holdings Co. Ltd. (Capital Goods)	2,726,444
19,800	Amano Corp. (Technology Hardware & Equipment)	316,524
264,300	Astellas Pharma, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	4,128,117
43,100	Bandai Namco Holdings, Inc. (Consumer Durables & Apparel)	1,319,208
3,000	BML, Inc. (Health Care Equipment & Services)	78,952
3,800	Central Japan Railway Co. (Transportation)	650,579
87,900	Chubu Electric Power Co., Inc. (Utilities)	1,278,987
107,200	Concordia Financial Group Ltd. (Banks)	467,741
14,000	Dai Nippon Printing Co. Ltd. (Commercial & Professional Services)	137,335
132,200	Daiichi Sankyo Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	3,176,557
135,900	Daiwa House Industry Co. Ltd. (Real Estate)	3,729,732
64,000	Daiwabo Holdings Co. Ltd. (Technology Hardware & Equipment)	151,268
111,400	DeNA Co. Ltd. (Software & Services)	4,050,585
86,000	Denka Co. Ltd. (Materials)	372,453
89,800	Denso Corp. (Automobiles & Components)	3,583,428
14,800	Doshisha Co. Ltd. (Retailing)	310,810
4,000	Electric Power Development Co. Ltd. (Utilities)	96,137
6,100	EPS Holdings, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	83,797
25,400	Fancl Corp. (Household & Personal Products)	432,388
71,700	FUJIFILM Holdings Corp. (Technology Hardware & Equipment)	2,655,975
2,000	Glory Ltd. (Capital Goods)	65,948
4,200	Hamakyorex Co. Ltd. (Transportation)	75,708
160,500	Honda Motor Co. Ltd. (Automobiles & Components)	4,632,078
63,100	Hosiden Corp. (Technology Hardware & Equipment)	457,547
61,500	Idemitsu Kosan Co. Ltd. (Energy)	1,273,308
52,000	IHI Corp. (Capital Goods)	151,123
252,400	ITOCHU Corp. (Capital Goods)	3,177,607

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
21,900	JSR Corp. (Materials)	$ 344,213
828,200	JX Holdings, Inc. (Energy)	3,352,190
30,200	Kao Corp. (Household & Personal Products)	1,707,448
43,600	KDDI Corp. (Telecommunication Services)	1,350,816
89,000	Kirin Holdings Co. Ltd. (Food, Beverage & Tobacco)	1,479,153
8,100	Koei Tecmo Holdings Co. Ltd. (Software & Services)	160,591
80,900	Konami Holdings Corp. (Software & Services)	3,126,003
30,900	Kyocera Corp. (Technology Hardware & Equipment)	1,484,846
6,300	Lintec Corp. (Materials)	126,159
43,900	Marvelous, Inc. (Software & Services)	342,729
6,200	Matsumotokiyoshi Holdings Co. Ltd. (Food & Staples Retailing)	320,356
13,900	Micronics Japan Co. Ltd. (Semiconductors & Semiconductor Equipment)	186,523
30,700	Miraca Holdings, Inc. (Health Care Equipment & Services)	1,530,810
535,700	Mitsubishi Chemical Holdings Corp. (Materials)	3,358,519
92,500	Mitsubishi Tanabe Pharma Corp. (Pharmaceuticals, Biotechnology & Life Sciences)	1,981,205
687,800	Mitsubishi UFJ Financial Group, Inc. (Banks)	3,484,454
126,000	Mitsui Chemicals, Inc. (Materials)	599,351
402,000	Mitsui Engineering & Shipbuilding Co. Ltd. (Capital Goods)	565,371
168,000	Mitsui Mining & Smelting Co. Ltd. (Materials)	351,737
14,400	Mixi, Inc. (Software & Services)	521,725
8,600	Modec, Inc. (Energy)	153,548
87,100	MS&AD Insurance Group Holdings, Inc. (Insurance)	2,427,583
11,600	Nabtesco Corp. (Capital Goods)	328,635
108,100	Nexon Co. Ltd. (Software & Services)	1,698,099
190,900	Nikon Corp. (Consumer Durables & Apparel)	2,850,949
26,000	Nippon Electric Glass Co. Ltd. (Technology Hardware & Equipment)	134,626
261,400	Nippon Light Metal Holdings Co. Ltd. (Materials)	564,021
54,900	Nippon Telegraph & Telephone Corp. (Telecommunication Services)	2,510,906
73,000	Nipro Corp. (Health Care Equipment & Services)	928,411
57,200	Nissan Motor Co. Ltd. (Automobiles & Components)	561,068

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
101,800	Nisshin Steel Co. Ltd. (Materials)	$ 1,379,490
1,600	Nittetsu Mining Co. Ltd. (Materials)	62,196
13,100	Noritz Corp. (Capital Goods)	270,390
104,500	NTT DoCoMo, Inc. (Telecommunication Services)	2,654,615
14,000	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	390,886
2,700	Otsuka Holdings Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	123,073
9,100	Pola Orbis Holdings, Inc. (Household & Personal Products)	814,604
6,300	Qol Co. Ltd. (Food & Staples Retailing)	91,082
75,000	Rengo Co. Ltd. (Materials)	460,539
11,800	SCREEN Holdings Co. Ltd. (Semiconductors & Semiconductor Equipment)	760,717
27,000	Secom Co. Ltd. (Commercial & Professional Services)	2,016,207
181,400	Sekisui House Ltd. (Consumer Durables & Apparel)	3,090,453
139,200	Seven Bank Ltd. (Banks)	445,842
6,900	Shibuya Corp. (Capital Goods)	130,155
65,800	Shionogi & Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	3,371,166
33,000	SMK Corp. (Technology Hardware & Equipment)	109,696
60,500	SoftBank Group Corp. (Telecommunication Services)	3,920,921
5,100	Space Co. Ltd. (Commercial & Professional Services)	61,943
23,000	Sumitomo Bakelite Co. Ltd. (Materials)	120,304
293,000	Sumitomo Chemical Co. Ltd. (Materials)	1,301,919
28,600	Sumitomo Dainippon Pharma Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	553,945
232,900	Sumitomo Electric Industries Ltd. (Automobiles & Components)	3,292,441
6,700	Sumitomo Mitsui Financial Group, Inc. (Banks)	226,323
52,300	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	1,708,725
4,100	Systena Corp. (Software & Services)	78,608
14,800	Teijin Ltd. (Materials)	287,121
18,500	The Hachijuni Bank Ltd. (Banks)	96,351
12,200	The Iyo Bank Ltd. (Banks)	73,878
63,200	TIS, Inc. (Software & Services)	1,640,551
191,000	Toho Zinc Co. Ltd. (Materials)	620,956

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
6,900	Tokai Rika Co. Ltd. (Automobiles & Components)	$ 135,104
46,000	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	4,065,663
345,000	Toppan Printing Co. Ltd. (Commercial & Professional Services)	3,114,292
13,200	Tosei Corp. (Real Estate)	99,330
96,000	Tosoh Corp. (Materials)	591,706
13,500	Toyota Motor Corp. (Automobiles & Components)	783,087
37,500	West Japan Railway Co. (Transportation)	2,326,284
5,900	Yodogawa Steel Works Ltd. (Materials)	158,432
3,400	Zenkoku Hosho Co. Ltd. (Diversified Financials)	141,055

		122,408,863

Jersey – 0.1%
265,055	Centamin PLC (Materials)	509,109

Luxembourg – 0.6%
43,245	Aperam SA (Materials)	1,949,704
2,493	Eurofins Scientific SE (Pharmaceuticals, Biotechnology & Life Sciences)	1,132,513

		3,082,217

Mexico – 0.9%
181,098	Fresnillo PLC (Materials)	4,249,307

Netherlands – 4.9%
6,938	Aalberts Industries NV (Capital Goods)	236,306
39,012	Akzo Nobel NV (Materials)	2,638,769
19,582	AMG Advanced Metallurgical Group NV (Materials)	409,549
3,767	ASM International NV (Semiconductors & Semiconductor Equipment)	153,985
53,002	BE Semiconductor Industries NV (Semiconductors & Semiconductor Equipment)	1,808,190
12,145	Corbion NV (Materials)	326,917
33,029	Heineken Holding NV (Food, Beverage & Tobacco)	2,646,142
365,552	ING Groep NV (Banks)	4,512,965
19,250	Koninklijke Ahold Delhaize NV (Food & Staples Retailing)	438,439
50,618	Koninklijke DSM NV (Materials)	3,418,509
65,499	NN Group NV (Insurance)	2,010,847
28,812	NSI NV (REIT)	119,053
11,931	NXP Semiconductors NV (Semiconductors & Semiconductor Equipment)*(a)	1,217,081
87,149	Wolters Kluwer NV (Commercial & Professional Services)	3,725,725

		23,662,477

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
New Zealand – 0.2%
105,296	Auckland International Airport Ltd. (Transportation)	$ 564,367
40,771	Fisher & Paykel Healthcare Corp. Ltd. (Health Care Equipment & Services)	297,626

		861,993

Norway – 2.1%
205,396	DNB ASA (Banks)	2,700,290
56,481	Kvaerner ASA (Energy)	68,658
4,535	Leroy Seafood Group ASA (Food, Beverage & Tobacco)	229,566
813,698	Norsk Hydro ASA (Materials)	3,518,241
334,352	Orkla ASA (Food, Beverage & Tobacco)	3,462,300
5,650	Tomra Systems ASA (Commercial & Professional Services)	65,668

		10,044,723

Portugal – 0.7%
979,786	EDP - Energias de Portugal SA (Utilities)	3,288,170

Russia – 0.3%
118,938	Polymetal International PLC (Materials)	1,493,261

Singapore – 0.3%
355,100	CapitaLand Ltd. (Real Estate)	838,309
79,800	China Aviation Oil Singapore Corp. Ltd. (Energy)	78,552
3,004	Jardine Cycle & Carriage Ltd. (Retailing)	94,805
79,900	Singapore Telecommunications Ltd. (Telecommunication Services)	233,699
14,700	Venture Corp. Ltd. (Technology Hardware & Equipment)	97,314

		1,342,679

Spain – 1.6%
76,966	ACS Actividades de Construccion y Servicios SA (Capital Goods)	2,326,599
9,855	Aena SA (Transportation)(c)	1,454,695
506,279	Banco Santander SA (Banks)	2,246,028
7,681	Bankinter SA (Banks)	54,651
10,019	Gamesa Corp. Tecnologica SA (Capital Goods)	240,053
53,384	Grifols SA (Pharmaceuticals, Biotechnology & Life Sciences)	1,150,705
10,078	Papeles y Cartones de Europa SA (Materials)	54,224

		7,526,955

Sweden – 2.1%
139,543	Boliden AB (Materials)	3,279,910
11,597	Bure Equity AB (Diversified Financials)	136,257
8,055	Fabege AB (Real Estate)	146,857

Shares	Description	Value
Common Stocks – (continued)
Sweden – (continued)
18,600	Fastighets AB Balder Class B (Real Estate)*	$ 494,489
32,058	Granges AB (Materials)	327,033
140,025	Husqvarna AB Class B (Consumer Durables & Apparel)	1,222,079
93,287	Klovern AB Class B (Real Estate)	116,058
37,708	Nordea Bank AB (Banks)	374,458
20,497	Svenska Cellulosa AB SCA Class B (Household & Personal Products)	608,369
87,903	Swedish Match AB (Food, Beverage & Tobacco)	3,225,316
6,298	Vitrolife AB (Pharmaceuticals, Biotechnology & Life Sciences)	399,549

		10,330,375

Switzerland – 7.9%
23,423	Actelion Ltd. (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)*	4,064,688
337	Autoneum Holding AG (Automobiles & Components)	94,820
992	Bachem Holding AG (Registered) Class B (Pharmaceuticals, Biotechnology & Life Sciences)	93,329
745	Banque Cantonale Vaudoise (Registered) (Banks)	489,201
2,034	Bobst Group SA (Registered) (Capital Goods)	113,582
3,854	Cembra Money Bank AG (Diversified Financials)*	302,333
3,009	dorma+kaba Holding AG (Registered) Class B (Commercial & Professional Services)*	2,230,843
1,164	EMS-Chemie Holding AG (Registered) (Materials)	625,657
428	Forbo Holding AG (Registered) (Consumer Durables & Apparel)*	575,790
1,884	Georg Fischer AG (Registered) (Capital Goods)	1,651,691
89,016	Logitech International SA (Registered) (Technology Hardware & Equipment)	1,998,065
20,071	Lonza Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)*	3,841,568
96	Metall Zug AG (Registered) Class B (Consumer Durables & Apparel)	312,259
9,857	Nestle SA (Registered) (Food, Beverage & Tobacco)	778,349

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Switzerland – (continued)
14,028	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	$ 1,107,094
854	Orior AG (Food, Beverage & Tobacco)*	72,346
4,806	Partners Group Holding AG (Diversified Financials)	2,428,163
2,000	Rieter Holding AG (Registered) (Capital Goods)*	405,749
39,616	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	9,844,521
424	Sika AG (Materials)	2,065,771
167,037	STMicroelectronics NV (Semiconductors & Semiconductor Equipment)	1,361,856
41,515	Swiss Re AG (Insurance)	3,749,570
771	Valora Holding AG (Registered) (Retailing)	219,711

		38,426,956

United Kingdom – 17.7%
33,062	Abcam PLC (Pharmaceuticals, Biotechnology & Life Sciences)	359,782
3,164	Admiral Group PLC (Insurance)	83,976
264,170	Amec Foster Wheeler PLC (Energy)	1,959,606
15,643	AstraZeneca PLC (Pharmaceuticals, Biotechnology & Life Sciences)	1,012,914
47,182	AstraZeneca PLC ADR (Pharmaceuticals, Biotechnology & Life Sciences)(b)	1,550,400
341,609	BAE Systems PLC (Capital Goods)	2,320,643
218,190	BP PLC ADR (Energy)	7,671,560
123,477	British American Tobacco PLC (Food, Beverage & Tobacco)	7,874,878
115,006	Compass Group PLC (Consumer Services)	2,227,281
375,075	CYBG PLC CDI (Banks)*	1,268,522
7,852	Diageo PLC (Food, Beverage & Tobacco)	224,909
15,408	Dialog Semiconductor PLC (Semiconductors & Semiconductor Equipment)*	594,234
16,809	DS Smith PLC (Materials)	83,639
328,277	GKN PLC (Automobiles & Components)	1,362,190
136,961	GlaxoSmithKline PLC ADR (Pharmaceuticals, Biotechnology & Life Sciences)	5,907,095
53,513	Hill & Smith Holdings PLC (Materials)	786,552
898,674	HSBC Holdings PLC (Banks)	6,755,125

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
78,307	IG Group Holdings PLC (Diversified Financials)	$ 883,585
70,690	Imperial Brands PLC (Food, Beverage & Tobacco)	3,638,459
102,044	Informa PLC (Media)	941,447
51,192	Intertek Group PLC (Commercial & Professional Services)	2,311,005
36,629	Intu Properties PLC (REIT)	140,432
15,909	JD Sports Fashion PLC (Retailing)	304,171
43,411	John Wood Group PLC (Energy)	427,312
6,296,930	Lloyds Banking Group PLC (Banks)	4,448,880
342,565	National Grid PLC (Utilities)	4,837,988
200,916	Prudential PLC (Insurance)	3,561,570
51,736	Reckitt Benckiser Group PLC (Household & Personal Products)	4,870,682
40,445	Rentokil Initial PLC (Commercial & Professional Services)	116,246
8,695	Rio Tinto PLC (Materials)	288,989
15,360	Rio Tinto PLC ADR (Materials)	513,024
153,207	Segro PLC (REIT)	900,103
83,572	Soco International PLC (Energy)	147,354
313,285	Subsea 7 SA (Energy)*	3,380,619
326,772	Tate & Lyle PLC (Food, Beverage & Tobacco)	3,171,895
48,724	Unilever NV CVA (Household & Personal Products)	2,244,873
36,085	Unilever PLC (Household & Personal Products)	1,707,546
8,749	Unilever PLC ADR (Household & Personal Products)	414,703
180,918	WPP PLC (Media)	4,252,592

		85,546,781

United States – 0.0%
124,000	Nexteer Automotive Group Ltd. (Automobiles & Components)	162,129

TOTAL COMMON STOCKS (Cost $408,074,885)		$482,751,048

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Shares	Description	Rate	Value
Preferred Stock – 0.4%
Germany – 0.4%
13,177	Henkel AG & Co. KGaA (Household & Personal Products)	1.470%	$ 1,793,404
(Cost $991,774)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $409,066,659)			$484,544,452

Shares	Distribution Rate	Value
Securities Lending Reinvestment Vehicle(d)(e) – 0.4%
Goldman Sachs Financial Square Money Market Fund – Institutional Shares
1,941,030	0.479%	$ 1,941,030
(Cost $1,941,030)

TOTAL INVESTMENTS – 100.6% (Cost $411,007,689)		$486,485,482

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.6)%		(2,958,799)

NET ASSETS – 100.0%		$483,526,683

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(b)	All or a portion of security is on loan.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $1,454,695, which represents approximately 0.3% of net assets as of September 30, 2016.

(d)	Represents an affiliated issuer.

(e)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on September 30, 2016.

Investment Abbreviations:
ADR	— American Depositary Receipt
CDI	— CREST Depositary Interest
CVA	— Dutch Certification
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2016, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

EURO STOXX 50 Index	57	December 2016	$1,917,087	$24,733
FTSE 100 Index	10	December 2016	888,835	24,910
Hang Seng Index	(1)	October 2016	(150,282)	583
MSCI Singapore Index	2	October 2016	46,220	567
SPI 200 Index	3	December 2016	310,885	12,161
TSE TOPIX Index	7	December 2016	913,269	(5,911)

TOTAL				$57,043

TAX INFORMATION — At September 30, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$411,086,443

Gross unrealized gain	77,124,661
Gross unrealized loss	(1,725,622)

Net unrealized security gain	$75,399,039

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establish a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”)’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government and Goldman Sachs Financial Square Money Market Funds (“Underlying Funds”) are valued at the net asset value (“NAV”) of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Funds enter into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

ii. Option Contracts — When a Fund writes call or put option contracts, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of September 30, 2016:

U.S. EQUITY DIVIDEND AND PREMIUM

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
North America	$2,213,178,091	$—	$—
Investment Company	16,171,919	—	—
Securities Lending Reinvestment Vehicle	9,325,819	—	—
Total	$2,238,675,829	$—	$—

Derivative Type
Assets(b)
Futures Contracts	$328,238	$—	$—
Liabilities
Written Options	$(13,355,910)	$—	$—

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

INTERNATIONAL EQUITY DIVIDEND AND PREMIUM

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$623,343	$86,031,959	$—
Australia and Oceania	—	27,902,240	—
Europe	18,072,309	178,816,558	—
Securities Lending Reinvestment Vehicle	667,350	—	—
Total	$19,363,002	$292,750,757	$—

Derivative Type
Assets(b)
Futures Contracts	$154,145	$—	$—
Liabilities	—
Futures Contracts(b)	$(6,716)	$—	$—
Written Options	(2,824,978)	—	—
Total	$(2,831,694)	$—	$—

U.S. TAX-MANAGED EQUITY

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
North America	$1,081,923,683	$33,298	$—
Securities Lending Reinvestment Vehicle	2,146,100	—	—
Total	$1,084,069,783	$33,298	$—

Derivative Type
Assets(b)
Futures Contracts	$155,307	$—	$—

INTERNATIONAL TAX-MANAGED EQUITY

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$—	$147,939,748	$—
Australia and Oceania	—	26,042,950	—
Europe	17,273,863	288,876,455	—
North America	—	4,411,436	—
Securities Lending Reinvestment Vehicle	1,941,030	—	—
Total	$19,214,893	$467,270,589	$—

Derivative Type
Assets(b)
Futures Contracts	$62,954	$—	$—
Liabilities(b)
Futures Contracts	$(5,911)	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in the table. The Funds utilize fair value model prices provided by an independent fair value service for certain international equity securities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Schedules of Investments.

Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Money Market Fund (“Money Market Fund”), an affiliated series of the Trust. The Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive an investment advisory fee of up to 0.205% on an annualized basis of the average daily net assets of the Money Market Fund.

Both the Funds and GSAL received compensation relating to the lending of the Funds’ securities.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — Loss may result from the Funds’ investments in derivative instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. Losses from investments in derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Short Position Risk — A Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that a Fund may purchase for investment. Taking short positions involves leverage of a Fund’s assets and presents various risks. If the value of the underlying instrument or market in which a Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Chief Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Chief Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date November 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date November 29, 2016

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date November 29, 2016

*	Print the name and title of each signing officer under his or her signature.